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ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS
As of January 31, 2022 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Debt Securities
Angola (Cost $11,521,247)
Angola (Rep of), 8.250%, 05/09/2028		1,905,000	$1,919,097	0.19
Angola (Rep of), 8.000%, 11/26/2029		923,000	914,185	0.09
Angola (Rep of), 9.375%, 05/08/2048		6,094,000	5,941,041	0.59
Angola (Rep of), 9.125%, 11/26/2049		2,794,000	2,669,253	0.27
			11,443,576	1.14
Argentina (Cost $30,914,178)
Argentina (Rep of), 1.000%, 07/09/2029		2,725,200	960,906	0.10
Argentina (Rep of), (Step to 0.750% on 07/09/2023), 0.500%, 07/09/2030[2]		22,985,451	7,757,820	0.77
Argentina (Rep of), (Step to 1.500% on 07/09/2022), 1.125%, 07/09/2035[2]		17,687,171	5,456,669	0.54
Argentina (Rep of), (Step to 3.875% on 07/09/2022), 2.000%, 01/09/2038[2]		3,841,313	1,452,016	0.15
Argentina (Rep of), (Step to 3.500% on 07/09/2022), 2.500%, 07/09/2041[2]		6,665,926	2,379,002	0.24
YPF S.A., (Step to 9.000% on 01/01/2023), 4.000%, 02/12/2026[2]		1,100,000	916,355	0.09
YPF S.A., (Step to 9.000% on 01/01/2023), 2.500%, 06/30/2029[2]		5,300,000	3,194,734	0.32
			22,117,502	2.21
Azerbaijan (Cost $5,927,879)
Southern Gas Corridor CJSC, 6.875%, 03/24/2026		3,635,000	4,145,376	0.41
State Oil Co. of the Azerbaijan Republic, 6.950%, 03/18/2030		1,761,000	2,078,579	0.21
			6,223,955	0.62
Bahrain (Cost $4,608,279)
Bahrain (Rep of), 7.500%, 09/20/2047		1,284,000	1,247,188	0.13
Oil and Gas Holding (The) Co. BSCC, 7.625%, 11/07/2024		1,337,000	1,430,590	0.14
Oil and Gas Holding (The) Co. BSCC, 8.375%, 11/07/2028		1,600,000	1,800,000	0.18
			4,477,778	0.45
Belarus (Cost $2,035,125)
Belarus (Rep of), 7.625%, 06/29/2027		1,195,000	1,041,204	0.11
Belarus (Rep of), 6.200%, 02/28/2030		702,000	519,220	0.05
			1,560,424	0.16
Brazil (Cost $121,368,134)
Banco do Brasil S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 4.398%), 6.250%, 04/15/2024[3]		6,300,000	6,237,000	0.62
Brazil (Rep of), 6.000%, 04/07/2026		1,230,000	1,363,639	0.14
Brazil (Rep of), 4.625%, 01/13/2028		1,420,000	1,455,841	0.15
Brazil (Rep of), 8.250%, 01/20/2034		1,126,000	1,423,343	0.14
Brazil (Rep of), 7.125%, 01/20/2037		1,631,000	1,901,371	0.19
Brazil (Rep of), 5.625%, 01/07/2041		950,000	926,136	0.09
Brazil (Rep of), 5.000%, 01/27/2045		2,570,000	2,283,137	0.23

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2022 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Brazil (continued)
Brazil (Rep of), 5.625%, 02/21/2047		1,339,000	$1,262,945	0.13
Brazil Letras do Tesouro Nacional, 0.000%, 07/01/2023[4]	BRL	52,384,000	8,386,146	0.84
Brazil Letras do Tesouro Nacional, 0.000%, 01/01/2024[4]	BRL	141,790,000	21,581,261	2.15
Brazil Letras do Tesouro Nacional, 0.000%, 01/01/2025[4]	BRL	80,838,000	11,141,322	1.11
Brazil Notas do Tesouro Nacional Serie F, 10.000%, 01/01/2027	BRL	44,224,000	7,984,607	0.80
Brazil Notas do Tesouro Nacional Serie F, 10.000%, 01/01/2029	BRL	28,670,000	5,068,783	0.51
Brazil Notas do Tesouro Nacional Serie F, 10.000%, 01/01/2031	BRL	28,185,000	4,945,904	0.49
Oi Movel S.A., 8.750%, 07/30/2026		3,850,000	3,917,375	0.39
Oi S.A., 10.000%, 07/27/2025[5]		26,925,000	22,381,406	2.23
Petrobras Global Finance B.V., 6.900%, 03/19/2049		1,190,000	1,212,610	0.12
Petrobras Global Finance B.V., 5.500%, 06/10/2051		1,625,000	1,430,309	0.14
Petrobras Global Finance B.V., 6.850%, 06/05/2115		4,680,000	4,452,318	0.44
			109,355,453	10.91
Chile (Cost $24,636,100)
Banco del Estado de Chile, 3.875%, 02/08/2022		1,070,000	1,070,524	0.11
Bonos de la Tesoreria de la Republica en pesos, 5.000%, 10/01/2028[6]	CLP	2,595,000,000	3,114,381	0.31
Chile (Rep of), 2.750%, 01/31/2027		673,000	682,092	0.07
Chile (Rep of), 3.240%, 02/06/2028		933,000	962,679	0.09
Chile (Rep of), 3.100%, 05/07/2041		2,340,000	2,167,987	0.22
Chile (Rep of), 3.500%, 01/25/2050		1,941,000	1,866,291	0.19
Chile (Rep of), 3.100%, 01/22/2061		985,000	849,562	0.08
Corp. Nacional del Cobre de Chile, 5.625%, 10/18/2043		2,359,000	2,876,350	0.29
Corp. Nacional del Cobre de Chile, 4.875%, 11/04/2044		990,000	1,099,144	0.11
Corp. Nacional del Cobre de Chile, 4.500%, 08/01/2047		568,000	610,702	0.06
Corp. Nacional del Cobre de Chile, 4.375%, 02/05/2049		1,379,000	1,460,038	0.14
Corp. Nacional del Cobre de Chile, 3.150%, 01/15/2051		1,046,000	899,681	0.09
Empresa de Transporte de Pasajeros Metro S.A., 4.700%, 05/07/2050		2,181,000	2,413,276	0.24
Empresa Nacional del Petroleo, 3.750%, 08/05/2026		1,130,000	1,148,374	0.11
Empresa Nacional del Petroleo, 4.500%, 09/14/2047		1,985,000	1,771,612	0.18
			22,992,693	2.29
China (Cost $144,568,637)
Central China Real Estate Ltd., 6.875%, 08/08/2022		2,380,000	1,630,300	0.16
Central China Real Estate Ltd., 7.750%, 05/24/2024		6,550,000	3,209,500	0.32
CFLD Cayman Investment Ltd., 9.000%, 07/31/2021[7,8]		6,142,000	1,550,855	0.16
CFLD Cayman Investment Ltd., 6.900%, 01/13/2023		6,225,000	1,574,925	0.16
China (Rep of), 2.680%, 05/21/2030	CNY	32,640,000	5,074,792	0.51
China (Rep of), 3.720%, 04/12/2051	CNY	13,630,000	2,292,583	0.23
China Evergrande Group, 8.250%, 03/23/2022		2,680,000	492,450	0.05
China Evergrande Group, 9.500%, 04/11/2022		2,565,000	423,225	0.04
China Evergrande Group, 11.500%, 01/22/2023		5,935,000	1,008,950	0.10

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2022 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
China (continued)
China Evergrande Group, 7.500%, 06/28/2023		19,331,000	$3,092,960	0.31
China Evergrande Group, 10.500%, 04/11/2024		7,603,000	1,216,480	0.12
China Evergrande Group, 8.750%, 06/28/2025		10,270,000	1,643,200	0.16
China SCE Group Holdings Ltd., 5.875%, 03/10/2022		1,280,000	1,241,600	0.12
Fantasia Holdings Group Co. Ltd., 15.000%, 12/18/2021[7,8]		4,515,000	903,000	0.09
Fantasia Holdings Group Co. Ltd., 7.950%, 07/05/2022		5,635,000	1,119,956	0.11
Fantasia Holdings Group Co. Ltd., 12.250%, 10/18/2022		1,189,000	231,855	0.02
Fantasia Holdings Group Co. Ltd., 10.875%, 01/09/2023		2,175,000	432,281	0.04
Kaisa Group Holdings Ltd., 11.250%, 04/09/2022		2,160,000	594,000	0.06
Kaisa Group Holdings Ltd., 8.500%, 06/30/2022		8,378,000	2,251,588	0.23
Kaisa Group Holdings Ltd., 11.950%, 10/22/2022		2,250,000	613,125	0.06
Kaisa Group Holdings Ltd., 11.500%, 01/30/2023		3,510,000	938,925	0.09
Kaisa Group Holdings Ltd., 10.875%, 07/23/2023		5,046,000	1,349,805	0.14
Kaisa Group Holdings Ltd., 9.375%, 06/30/2024		6,644,000	1,777,270	0.18
Kaisa Group Holdings Ltd., 11.700%, 11/11/2025[7]		4,000,000	1,070,000	0.11
Kaisa Group Holdings Ltd., 11.650%, 06/01/2026		3,380,000	904,150	0.09
KWG Group Holdings Ltd., 6.000%, 09/15/2022		1,705,000	1,287,275	0.13
Scenery Journey Ltd., 11.500%, 10/24/2022		11,170,000	1,117,000	0.11
Scenery Journey Ltd., 12.000%, 10/24/2023		4,590,000	464,738	0.05
Scenery Journey Ltd., 13.750%, 11/06/2023[7]		1,000,000	101,250	0.01
Sinopec Group Overseas Development 2012 Ltd., 4.875%, 05/17/2042		1,110,000	1,304,497	0.13
Sinopec Group Overseas Development 2018 Ltd., 2.700%, 05/13/2030		1,580,000	1,572,499	0.16
Sinopec Group Overseas Development 2018 Ltd., 3.350%, 05/13/2050		631,000	595,077	0.06
Sunac China Holdings Ltd., 7.250%, 06/14/2022		3,157,000	2,407,212	0.24
Sunac China Holdings Ltd., 7.950%, 08/08/2022		3,200,000	2,256,640	0.23
Sunac China Holdings Ltd., 8.350%, 04/19/2023		1,855,000	1,173,288	0.12
Sunac China Holdings Ltd., 7.950%, 10/11/2023		5,270,000	3,201,525	0.32
Yuzhou Group Holdings Co. Ltd., 7.813%, 01/21/2023		1,273,000	286,425	0.03
Yuzhou Group Holdings Co. Ltd., 8.500%, 02/04/2023		3,970,000	873,400	0.09
Yuzhou Group Holdings Co. Ltd., 9.950%, 06/08/2023		2,595,000	539,111	0.05
Yuzhou Group Holdings Co. Ltd., 6.000%, 10/25/2023		1,865,000	410,300	0.04
Yuzhou Group Holdings Co. Ltd., 7.375%, 01/13/2026		2,013,000	442,860	0.04
Yuzhou Group Holdings Co. Ltd., 6.350%, 01/13/2027		2,440,000	536,800	0.05
Zhenro Properties Group Ltd., 8.700%, 08/03/2022		1,420,000	841,350	0.08
Zhenro Properties Group Ltd., 8.300%, 09/15/2023		1,515,000	727,200	0.07
			56,776,222	5.67
Colombia (Cost $42,047,284)
Colombia (Rep of), 8.125%, 05/21/2024		2,339,000	2,615,984	0.26
Colombia (Rep of), 3.875%, 04/25/2027		2,383,000	2,337,747	0.23
Colombia (Rep of), 7.375%, 09/18/2037		1,871,000	2,076,754	0.21
Colombia (Rep of), 6.125%, 01/18/2041		3,139,000	3,076,377	0.31
Colombia (Rep of), 5.625%, 02/26/2044		2,961,000	2,705,554	0.27

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2022 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Colombia (continued)
Colombia (Rep of), 5.000%, 06/15/2045		544,000	$462,269	0.05
Colombia (Rep of), 4.125%, 05/15/2051[9]		1,183,000	898,394	0.09
Colombian TES, 4.750%, 02/23/2023	COP	41,783,000	3,220,352	0.32
Colombian TES, 10.000%, 07/24/2024	COP	4,248,800,000	1,135,174	0.11
Colombian TES, 6.250%, 11/26/2025	COP	2,582,700,000	613,961	0.06
Colombian TES, 7.500%, 08/26/2026	COP	14,401,700,000	3,522,079	0.35
Colombian TES, 5.750%, 11/03/2027	COP	21,255,200,000	4,699,173	0.47
Colombian TES, 6.000%, 04/28/2028	COP	8,939,900,000	1,971,958	0.20
Colombian TES, 7.000%, 03/26/2031	COP	982,900,000	219,150	0.02
Colombian TES, 7.250%, 10/18/2034	COP	2,343,600,000	508,528	0.05
Colombian TES, 6.250%, 07/09/2036	COP	12,643,500,000	2,447,253	0.24
Colombian TES, 7.250%, 10/26/2050	COP	2,506,000,000	497,630	0.05
Empresas Publicas de Medellin ESP, 8.375%, 11/08/2027	COP	8,747,000,000	2,008,951	0.20
			35,017,288	3.49
Costa Rica (Cost $2,930,536)
Costa Rica (Rep of), 6.125%, 02/19/2031		1,441,000	1,412,180	0.14
Costa Rica (Rep of), 5.625%, 04/30/2043		1,360,000	1,105,013	0.11
Costa Rica (Rep of), 7.000%, 04/04/2044		273,000	252,801	0.03
			2,769,994	0.28
Croatia (Cost $3,685,675)
Croatia (Rep of), 6.000%, 01/26/2024		3,420,000	3,697,020	0.37
			3,697,020	0.37
Czech Republic (Cost $9,476,833)
Czech (Rep of), 2.500%, 08/25/2028	CZK	26,480,000	1,157,806	0.12
Czech (Rep of), 2.750%, 07/23/2029	CZK	103,960,000	4,604,371	0.46
Czech (Rep of), 0.950%, 05/15/2030	CZK	1,580,000	60,476	0.01
Czech (Rep of), 1.750%, 06/23/2032	CZK	14,820,000	592,928	0.06
Czech (Rep of), 2.000%, 10/13/2033	CZK	8,260,000	333,152	0.03
Czech (Rep of), 4.200%, 12/04/2036	CZK	6,350,000	323,275	0.03
New World Resources N.V., 8.000%, 04/07/2020[7,8,10]	EUR	1,938,518	—	—
New World Resources N.V., 4.000%, 10/07/2020[7,8,10]	EUR	669,526	—	—
			7,072,008	0.71
Dominican Republic (Cost $38,408,791)
Dominican (Rep of), 5.500%, 01/27/2025		1,424,000	1,520,134	0.15
Dominican (Rep of), 6.875%, 01/29/2026		4,437,000	4,991,669	0.50
Dominican (Rep of), 9.750%, 06/05/2026	DOP	29,950,000	569,660	0.06
Dominican (Rep of), 6.000%, 07/19/2028		1,010,000	1,100,910	0.11
Dominican (Rep of), 4.875%, 09/23/2032		7,258,000	7,120,171	0.71
Dominican (Rep of), 5.300%, 01/21/2041		2,173,000	2,064,350	0.21
Dominican (Rep of), 7.450%, 04/30/2044		2,029,000	2,294,414	0.23
Dominican (Rep of), 6.850%, 01/27/2045		3,866,000	4,051,181	0.40
Dominican (Rep of), 6.500%, 02/15/2048		1,019,000	1,030,525	0.10
Dominican (Rep of), 6.400%, 06/05/2049		883,000	879,821	0.09

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2022 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Dominican Republic (continued)
Dominican (Rep of), 5.875%, 01/30/2060		12,229,000	$11,067,245	1.10
			36,690,080	3.66
Ecuador (Cost $32,677,036)
Ecuador (Rep of), (Step to 5.500% on 07/31/2022), 5.000%, 07/31/2030[2,6]		5,297,069	4,595,207	0.46
Ecuador (Rep of), (Step to 2.500% on 07/31/2022), 1.000%, 07/31/2035[2,6]		35,624,481	25,168,696	2.51
Ecuador (Rep of), (Step to 1.500% on 07/31/2022), 0.500%, 07/31/2040[2,6]		8,229,288	4,937,655	0.49
			34,701,558	3.46
Egypt (Cost $41,222,962)
Egypt (Rep of), 14.051%, 07/21/2022	EGP	10,370,000	663,917	0.07
Egypt (Rep of), 14.138%, 10/20/2022	EGP	6,343,000	405,875	0.04
Egypt (Rep of), 14.313%, 10/13/2023	EGP	9,116,000	581,638	0.06
Egypt (Rep of), 14.483%, 04/06/2026	EGP	42,954,000	2,721,473	0.27
Egypt (Rep of), 14.563%, 07/06/2026	EGP	25,775,000	1,637,966	0.16
Egypt (Rep of), 6.588%, 02/21/2028		851,000	800,386	0.08
Egypt (Rep of), 7.600%, 03/01/2029		1,655,000	1,592,772	0.16
Egypt (Rep of), 5.875%, 02/16/2031		2,110,000	1,780,608	0.18
Egypt (Rep of), 7.625%, 05/29/2032		1,734,000	1,556,681	0.16
Egypt (Rep of), 8.500%, 01/31/2047		5,333,000	4,448,223	0.44
Egypt (Rep of), 7.903%, 02/21/2048		4,842,000	3,856,266	0.38
Egypt (Rep of), 8.700%, 03/01/2049		3,645,000	3,082,795	0.31
Egypt (Rep of), 8.875%, 05/29/2050		7,007,000	5,984,244	0.60
Egypt (Rep of), 8.750%, 09/30/2051[6]		2,057,000	1,738,206	0.17
Egypt (Rep of), 8.150%, 11/20/2059		369,000	297,421	0.03
Egypt Treasury Bills, 11.780%, 02/08/2022[11]	EGP	12,875,000	818,415	0.08
Egypt Treasury Bills, 11.610%, 05/10/2022[11]	EGP	46,825,000	2,894,070	0.29
Egypt Treasury Bills, 11.480%, 05/24/2022[11]	EGP	22,450,000	1,381,199	0.14
			36,242,155	3.62
El Salvador (Cost $9,936,395)
El Salvador (Rep of), 8.625%, 02/28/2029		2,246,000	1,302,702	0.13
El Salvador (Rep of), 8.250%, 04/10/2032		770,000	446,215	0.04
El Salvador (Rep of), 7.650%, 06/15/2035		572,000	310,024	0.03
El Salvador (Rep of), 7.625%, 02/01/2041		2,523,000	1,343,245	0.13
El Salvador (Rep of), 7.125%, 01/20/2050		2,793,000	1,473,308	0.15
El Salvador (Rep of), 9.500%, 07/15/2052		1,447,000	853,007	0.09
			5,728,501	0.57
Gabon (Cost $1,952,685)
Gabon (Rep of), 6.625%, 02/06/2031		2,743,000	2,654,686	0.27
			2,654,686	0.27
Ghana (Cost $13,816,172)
Ghana (Rep of), 7.625%, 05/16/2029		1,273,000	989,248	0.10

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2022 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Ghana (continued)
Ghana (Rep of), 8.125%, 03/26/2032		2,020,000	$1,546,916	0.15
Ghana (Rep of), 8.625%, 04/07/2034		1,811,000	1,382,336	0.14
Ghana (Rep of), 7.875%, 02/11/2035		838,000	627,126	0.06
Ghana (Rep of), 8.875%, 05/07/2042		2,069,000	1,557,398	0.16
Ghana (Rep of), 8.950%, 03/26/2051		2,485,000	1,861,017	0.19
Ghana (Rep of), 8.750%, 03/11/2061		426,000	315,038	0.03
Tullow Oil PLC, 10.250%, 05/15/2026		3,000,000	3,030,000	0.30
			11,309,079	1.13
Guatemala (Cost $2,879,769)
Guatemala (Rep of), 5.375%, 04/24/2032		642,000	693,617	0.07
Guatemala (Rep of), 4.650%, 10/07/2041[6]		608,000	585,200	0.06
Guatemala (Rep of), 6.125%, 06/01/2050		1,265,000	1,380,241	0.14
			2,659,058	0.27
Hungary (Cost $11,731,585)
Hungary (Rep of), 5.750%, 11/22/2023		1,566,000	1,681,339	0.17
Hungary (Rep of), 5.375%, 03/25/2024		2,606,000	2,801,195	0.28
Hungary (Rep of), 6.750%, 10/22/2028	HUF	535,690,000	1,869,676	0.19
Hungary (Rep of), 3.000%, 08/21/2030	HUF	693,460,000	1,900,715	0.19
Hungary (Rep of), 2.125%, 09/22/2031[6]		954,000	901,997	0.09
Hungary (Rep of), 3.000%, 10/27/2038	HUF	248,590,000	601,388	0.06
Hungary (Rep of), 3.125%, 09/21/2051[6]		1,030,000	956,926	0.09
			10,713,236	1.07
India (Cost $14,531,572)
Export-Import Bank of India, 4.000%, 01/14/2023		1,709,000	1,744,377	0.17
Export-Import Bank of India, 3.375%, 08/05/2026		920,000	947,382	0.10
Export-Import Bank of India, 2.250%, 01/13/2031		1,589,000	1,441,110	0.14
Vedanta Resources Finance II PLC, 13.875%, 01/21/2024		2,300,000	2,409,250	0.24
Vedanta Resources Finance II PLC, 8.950%, 03/11/2025		3,500,000	3,325,700	0.33
Vedanta Resources Ltd., 6.375%, 07/30/2022		3,500,000	3,463,145	0.35
Vedanta Resources Ltd., 6.125%, 08/09/2024		1,100,000	948,750	0.10
			14,279,714	1.43
Indonesia (Cost $67,447,533)
Indonesia (Rep of), 8.375%, 03/15/2024	IDR	59,320,000,000	4,463,411	0.45
Indonesia (Rep of), 8.125%, 05/15/2024	IDR	5,702,000,000	428,978	0.04
Indonesia (Rep of), 7.000%, 05/15/2027	IDR	47,273,000,000	3,486,533	0.35
Indonesia (Rep of), 6.125%, 05/15/2028	IDR	16,416,000,000	1,150,378	0.11
Indonesia (Rep of), 9.000%, 03/15/2029	IDR	11,300,000,000	903,953	0.09
Indonesia (Rep of), 8.250%, 05/15/2029	IDR	40,683,000,000	3,132,319	0.31
Indonesia (Rep of), 10.500%, 08/15/2030	IDR	8,356,000,000	727,708	0.07
Indonesia (Rep of), 7.000%, 09/15/2030	IDR	45,861,000,000	3,278,672	0.33
Indonesia (Rep of), 7.750%, 04/15/2031	IDR	16,825,000,000	1,259,701	0.13
Indonesia (Rep of), 8.750%, 05/15/2031	IDR	27,075,000,000	2,161,627	0.22
Indonesia (Rep of), 7.500%, 08/15/2032	IDR	26,512,000,000	1,942,960	0.19

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2022 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Indonesia (continued)
Indonesia (Rep of), 6.625%, 05/15/2033	IDR	44,983,000,000	$3,125,743	0.31
Indonesia (Rep of), 8.375%, 03/15/2034	IDR	12,504,000,000	975,484	0.10
Indonesia (Rep of), 7.500%, 06/15/2035	IDR	30,328,000,000	2,217,097	0.22
Indonesia (Rep of), 8.500%, 10/12/2035		1,167,000	1,770,598	0.18
Indonesia (Rep of), 8.250%, 05/15/2036	IDR	38,990,000,000	3,008,379	0.30
Indonesia (Rep of), 6.625%, 02/17/2037		1,365,000	1,798,746	0.18
Indonesia (Rep of), 7.750%, 01/17/2038		1,852,000	2,677,420	0.27
Indonesia (Rep of), 7.500%, 05/15/2038	IDR	8,539,000,000	619,513	0.06
Indonesia (Rep of), 8.375%, 04/15/2039	IDR	33,642,000,000	2,636,373	0.26
Indonesia (Rep of), 5.250%, 01/17/2042		1,433,000	1,685,946	0.17
Indonesia (Rep of), 5.125%, 01/15/2045[9]		3,905,000	4,549,747	0.45
Indonesia (Rep of), 5.950%, 01/08/2046		1,266,000	1,639,166	0.16
Indonesia (Rep of), 5.250%, 01/08/2047		1,146,000	1,368,755	0.14
Indonesia (Rep of), 4.750%, 07/18/2047		1,350,000	1,517,332	0.15
Indonesia Asahan Aluminium Persero PT, 5.710%, 11/15/2023		1,591,000	1,682,228	0.17
Indonesia Asahan Aluminium Persero PT, 4.750%, 05/15/2025		576,000	603,487	0.06
Indonesia Asahan Aluminium Persero PT, 5.450%, 05/15/2030		894,000	975,417	0.10
Indonesia Asahan Aluminium Persero PT, 6.757%, 11/15/2048		3,009,000	3,536,267	0.35
Indonesia Asahan Aluminium Persero PT, 5.800%, 05/15/2050		573,000	607,225	0.06
Pertamina Persero PT, 6.000%, 05/03/2042		729,000	834,195	0.08
Pertamina Persero PT, 6.450%, 05/30/2044		398,000	483,269	0.05
Pertamina Persero PT, 6.500%, 11/07/2048		967,000	1,211,959	0.12
Pertamina Persero PT, 4.175%, 01/21/2050		1,022,000	991,740	0.10
Perusahaan Penerbit SBSN Indonesia III, 4.325%, 05/28/2025		417,000	448,079	0.04
Perusahaan Penerbit SBSN Indonesia III, 4.550%, 03/29/2026		1,969,000	2,161,249	0.22
Perusahaan Penerbit SBSN Indonesia III, 3.800%, 06/23/2050		498,000	483,593	0.05
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 5.250%, 05/15/2047		988,000	1,021,296	0.10
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 6.150%, 05/21/2048		1,921,000	2,206,960	0.22
			69,773,503	6.96
Iraq (Cost $599,540)
Iraq (Rep of), 5.800%, 01/15/2028		625,500	598,916	0.06
			598,916	0.06
Ivory Coast (Cost $8,645,834)
Ivory Coast (Rep of), 5.875%, 10/17/2031	EUR	2,249,000	2,543,062	0.25
Ivory Coast (Rep of), 4.875%, 01/30/2032	EUR	2,095,000	2,206,197	0.22
Ivory Coast (Rep of), 6.125%, 06/15/2033		250,000	256,250	0.03
Ivory Coast (Rep of), 6.875%, 10/17/2040	EUR	2,988,000	3,378,017	0.34
			8,383,526	0.84
Jamaica (Cost $8,192,091)
Digicel Group Holdings Ltd., 7.000%, 02/25/2022[5]		170,000	146,200	0.01
Digicel Group Holdings Ltd., 10.000%, 04/01/2024[5]		4,750,000	4,761,875	0.48
Digicel Group Holdings Ltd., 8.000%, 04/01/2025[5]		1,700,000	1,581,000	0.16

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2022 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Jamaica (continued)
Digicel International Finance Ltd./Digicel International Holdings Ltd., 8.750%, 05/25/2024		720,000	$738,000	0.07
Digicel International Finance Ltd./Digicel International Holdings Ltd., 8.000%, 12/31/2026		709,000	694,820	0.07
Jamaica (Rep of), 7.875%, 07/28/2045		1,350,000	1,857,060	0.19
			9,778,955	0.98
Kazakhstan (Cost $14,466,419)
Development Bank of Kazakhstan JSC, 4.125%, 12/10/2022		3,330,000	3,374,842	0.34
Kazakhstan (Rep of), 6.500%, 07/21/2045		2,217,000	2,956,272	0.30
Kazakhstan Temir Zholy Finance B.V., 6.950%, 07/10/2042		1,961,000	2,445,445	0.24
KazMunayGas National Co. JSC, 5.375%, 04/24/2030		2,305,000	2,552,972	0.25
KazMunayGas National Co. JSC, 3.500%, 04/14/2033		891,000	870,756	0.09
KazMunayGas National Co. JSC, 6.375%, 10/24/2048		1,838,000	2,223,554	0.22
			14,423,841	1.44
Lebanon (Cost $29,390,680)
Lebanon (Rep of), 6.375%, 03/09/2020[7,8]		3,945,000	415,014	0.04
Lebanon (Rep of), 5.800%, 04/14/2020[7,8]		1,719,000	180,839	0.02
Lebanon (Rep of), 6.150%, 06/19/2020[7,8]		6,547,000	688,744	0.07
Lebanon (Rep of), 8.250%, 04/12/2021[7,8]		7,935,000	874,437	0.09
Lebanon (Rep of), 6.100%, 10/04/2022[7]		9,725,000	1,034,740	0.11
Lebanon (Rep of), 6.000%, 01/27/2023[7]		1,000	105	—
Lebanon (Rep of), 6.600%, 11/27/2026[7]		1,089,000	112,276	0.01
Lebanon (Rep of), 6.850%, 03/23/2027[7]		4,094,000	423,320	0.04
Lebanon (Rep of), 7.000%, 03/23/2032[7]		2,085,000	218,216	0.02
Lebanon (Rep of), 7.050%, 11/02/2035[7]		244,000	25,343	—
Lebanon (Rep of), 7.250%, 03/23/2037[7]		2,067,000	222,203	0.02
			4,195,237	0.42
Malaysia (Cost $28,837,115)
Malaysia (Rep of), 3.757%, 04/20/2023	MYR	37,475,000	9,125,860	0.91
Malaysia (Rep of), 4.232%, 06/30/2031	MYR	2,488,000	614,571	0.06
Malaysia (Rep of), 3.828%, 07/05/2034	MYR	11,861,000	2,775,532	0.28
Malaysia (Rep of), 4.254%, 05/31/2035	MYR	5,695,000	1,386,135	0.14
Malaysia (Rep of), 4.893%, 06/08/2038	MYR	1,707,000	439,482	0.04
Malaysia (Rep of), 3.757%, 05/22/2040	MYR	2,004,000	447,803	0.05
Malaysia (Rep of), 4.935%, 09/30/2043	MYR	747,000	191,190	0.02
Malaysia (Rep of), 4.921%, 07/06/2048	MYR	1,743,000	446,131	0.04
Malaysia (Rep of), 4.065%, 06/15/2050	MYR	4,456,000	1,017,923	0.10
Petronas Capital Ltd., 2.480%, 01/28/2032		1,820,000	1,763,164	0.18
Petronas Capital Ltd., 4.550%, 04/21/2050		4,008,000	4,744,696	0.47
Petronas Capital Ltd., 4.800%, 04/21/2060		1,368,000	1,703,365	0.17
Petronas Capital Ltd., 3.404%, 04/28/2061		2,720,000	2,638,363	0.26
			27,294,215	2.72

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2022 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Mexico (Cost $77,893,022)
Banco Mercantil del Norte S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 5.034%), 6.625%, 01/24/2032[3]		1,580,000	$1,526,754	0.15
Braskem Idesa S.A.P.I., 7.450%, 11/15/2029		2,540,000	2,605,735	0.26
Braskem Idesa S.A.P.I., 6.990%, 02/20/2032		1,500,000	1,488,750	0.15
Comision Federal de Electricidad, 4.875%, 01/15/2024		1,853,000	1,939,183	0.19
Comision Federal de Electricidad, 8.180%, 12/23/2027	MXN	24,850,000	1,120,828	0.11
Comision Federal de Electricidad, 3.875%, 07/26/2033[6]		1,606,000	1,487,558	0.15
Comision Federal de Electricidad, 5.750%, 02/14/2042		2,407,000	2,509,322	0.25
Mexican Bonos, 10.000%, 12/05/2024	MXN	185,770,000	9,564,886	0.95
Mexican Bonos, 7.750%, 11/23/2034	MXN	47,200,000	2,289,205	0.23
Mexican Bonos, 10.000%, 11/20/2036	MXN	60,320,000	3,492,992	0.35
Mexican Bonos, 8.500%, 11/18/2038	MXN	85,270,000	4,350,556	0.43
Mexico (Rep of), 2.659%, 05/24/2031		1,292,000	1,214,635	0.12
Mexico (Rep of), 6.050%, 01/11/2040		908,000	1,076,107	0.11
Mexico (Rep of), 4.750%, 03/08/2044		752,000	774,041	0.08
Mexico (Rep of), 5.550%, 01/21/2045		1,475,000	1,672,458	0.17
Mexico (Rep of), 3.771%, 05/24/2061		7,006,000	5,987,187	0.60
Mexico (Rep of), 3.750%, 04/19/2071		5,801,000	4,823,532	0.48
Mexico (Rep of), 5.750%, 10/12/2110		1,698,000	1,836,081	0.18
Petroleos Mexicanos, 7.190%, 09/12/2024	MXN	44,460,000	2,050,016	0.21
Petroleos Mexicanos, 6.750%, 09/21/2047		7,046,000	6,045,468	0.60
Petroleos Mexicanos, 6.350%, 02/12/2048		2,410,000	1,989,551	0.20
Petroleos Mexicanos, 7.690%, 01/23/2050		8,810,000	8,162,465	0.81
Petroleos Mexicanos, 6.950%, 01/28/2060		8,997,000	7,705,930	0.77
			75,713,240	7.55
Mongolia (Cost $3,078,981)
Development Bank of Mongolia LLC, 7.250%, 10/23/2023		870,000	910,900	0.09
Mongolia (Rep of), 5.625%, 05/01/2023		603,000	616,575	0.06
Mongolia (Rep of), 5.125%, 04/07/2026		511,000	518,338	0.05
Mongolia (Rep of), 4.450%, 07/07/2031		767,000	717,810	0.07
Mongolian Mining Corp., 2.120%, 04/01/2022[5,11]		992,986	387,264	0.04
			3,150,887	0.31
Morocco (Cost $3,597,452)
Morocco (Rep of), 4.250%, 12/11/2022		1,965,000	2,006,815	0.20
Morocco (Rep of), 5.500%, 12/11/2042		933,000	985,342	0.10
Morocco (Rep of), 4.000%, 12/15/2050		610,000	522,282	0.05
			3,514,439	0.35
Nigeria (Cost $10,028,140)
Nigeria (Rep of), 6.500%, 11/28/2027		1,126,000	1,127,408	0.11
Nigeria (Rep of), 7.375%, 09/28/2033[6]		2,483,000	2,310,680	0.23
Nigeria (Rep of), 7.696%, 02/23/2038		1,773,000	1,597,402	0.16
Nigeria (Rep of), 7.625%, 11/28/2047		1,880,000	1,652,648	0.16
Nigeria (Rep of), 9.248%, 01/21/2049		880,000	877,800	0.09

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2022 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Nigeria (continued)
Nigeria (Rep of), 8.250%, 09/28/2051[6]		1,847,000	$1,688,575	0.17
			9,254,513	0.92
Oman (Cost $14,852,773)
Oman (Rep of), 4.750%, 06/15/2026		896,000	915,370	0.09
Oman (Rep of), 6.750%, 10/28/2027		1,364,000	1,496,332	0.15
Oman (Rep of), 6.000%, 08/01/2029		1,492,000	1,567,042	0.16
Oman (Rep of), 6.250%, 01/25/2031		850,000	903,830	0.09
Oman (Rep of), 6.500%, 03/08/2047		6,333,000	6,017,617	0.60
Oman (Rep of), 6.750%, 01/17/2048		2,704,000	2,643,971	0.26
Oman (Rep of), 7.000%, 01/25/2051		1,640,000	1,648,200	0.17
			15,192,362	1.52
Pakistan (Cost $17,958,831)
Pakistan (Rep of), 8.250%, 04/15/2024[9]		4,662,000	4,868,060	0.49
Pakistan (Rep of), 8.250%, 09/30/2025		1,194,000	1,255,587	0.12
Pakistan (Rep of), 6.875%, 12/05/2027		2,497,000	2,428,332	0.24
Pakistan (Rep of), 7.375%, 04/08/2031		4,389,000	4,120,262	0.41
Pakistan (Rep of), 8.875%, 04/08/2051		1,925,000	1,791,212	0.18
Pakistan Water & Power Development Authority, 7.500%, 06/04/2031		1,361,000	1,230,344	0.12
Third Pakistan International Sukuk (The) Co. Ltd., 5.625%, 12/05/2022		1,756,000	1,778,231	0.18
			17,472,028	1.74
Panama (Cost $11,416,565)
Panama (Rep of), 4.000%, 09/22/2024		870,000	906,923	0.09
Panama (Rep of), 7.125%, 01/29/2026		509,000	597,052	0.06
Panama (Rep of), 8.875%, 09/30/2027		1,222,000	1,609,594	0.16
Panama (Rep of), 9.375%, 04/01/2029		1,150,000	1,596,936	0.16
Panama (Rep of), 6.700%, 01/26/2036		2,447,000	3,119,949	0.31
Panama (Rep of), 4.500%, 05/15/2047		1,120,000	1,157,789	0.11
Panama (Rep of), 4.300%, 04/29/2053		2,281,000	2,267,246	0.23
			11,255,489	1.12
Paraguay (Cost $2,412,692)
Paraguay (Rep of), 4.700%, 03/27/2027		846,000	913,688	0.09
Paraguay (Rep of), 5.400%, 03/30/2050		1,290,000	1,380,313	0.14
			2,294,001	0.23
Peru (Cost $30,884,165)
Fondo MIVIVIENDA S.A., 7.000%, 02/14/2024	PEN	5,140,000	1,361,501	0.14
Peru (Rep of), 7.350%, 07/21/2025		2,524,000	2,955,528	0.30
Peru (Rep of), 6.950%, 08/12/2031	PEN	13,512,000	3,711,569	0.37
Peru (Rep of), 8.750%, 11/21/2033		4,210,000	6,325,525	0.63
Peru (Rep of), 5.400%, 08/12/2034	PEN	10,341,000	2,428,447	0.24
Peru (Rep of), 6.900%, 08/12/2037	PEN	1,239,000	324,188	0.03
Peru (Rep of), 5.350%, 08/12/2040	PEN	4,659,000	1,020,991	0.10

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2022 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Peru (continued)
Peru (Rep of), 5.625%, 11/18/2050		2,085,000	$2,741,337	0.27
Peru (Rep of), 2.780%, 12/01/2060		2,832,000	2,264,524	0.23
Peru (Rep of), 3.230%, 07/28/2121		966,000	750,418	0.07
Peru LNG S.R.L., 5.375%, 03/22/2030		1,460,000	1,261,776	0.13
Petroleos del Peru S.A., 5.625%, 06/19/2047[6]		1,330,000	1,225,608	0.12
Petroleos del Peru S.A., 5.625%, 06/19/2047		1,978,000	1,822,747	0.18
			28,194,159	2.81
Philippines (Cost $14,780,956)
Philippines (Rep of), 3.900%, 11/26/2022	PHP	35,000,000	678,016	0.07
Philippines (Rep of), 10.625%, 03/16/2025		1,210,000	1,537,870	0.15
Philippines (Rep of), 9.500%, 02/02/2030		2,449,000	3,661,572	0.37
Philippines (Rep of), 7.750%, 01/14/2031		1,258,000	1,754,972	0.17
Philippines (Rep of), 6.375%, 10/23/2034		1,778,000	2,374,055	0.24
Philippines (Rep of), 6.250%, 01/14/2036	PHP	58,000,000	1,253,768	0.12
Philippines (Rep of), 3.950%, 01/20/2040		2,194,000	2,302,429	0.23
Philippines (Rep of), 2.950%, 05/05/2045		991,000	912,931	0.09
			14,475,613	1.44
Qatar (Cost $17,400,727)
Qatar (Rep of), 3.250%, 06/02/2026		3,297,000	3,450,376	0.34
Qatar (Rep of), 4.817%, 03/14/2049[9]		5,029,000	6,286,250	0.63
Qatar (Rep of), 4.400%, 04/16/2050		930,000	1,103,213	0.11
Qatar Energy, 3.125%, 07/12/2041		6,493,000	6,291,068	0.63
			17,130,907	1.71
Romania (Cost $23,061,491)
Romania (Rep of), 6.750%, 02/07/2022		1,904,000	1,904,670	0.19
Romania (Rep of), 4.375%, 08/22/2023		962,000	1,002,481	0.10
Romania (Rep of), 3.000%, 02/27/2027[6]		816,000	816,764	0.08
Romania (Rep of), 5.800%, 07/26/2027	RON	14,050,000	3,299,943	0.33
Romania (Rep of), 3.624%, 05/26/2030	EUR	1,030,000	1,201,982	0.12
Romania (Rep of), 4.150%, 10/24/2030	RON	6,725,000	1,388,554	0.14
Romania (Rep of), 3.000%, 02/14/2031		610,000	590,175	0.06
Romania (Rep of), 3.625%, 03/27/2032[6]		1,828,000	1,825,715	0.18
Romania (Rep of), 6.125%, 01/22/2044		478,000	595,110	0.06
Romania (Rep of), 3.375%, 01/28/2050	EUR	4,312,000	4,208,500	0.42
Romania (Rep of), 4.000%, 02/14/2051[9]		4,714,000	4,403,564	0.44
			21,237,458	2.12
Russian Federation (Cost $20,523,018)
Russian Federal Bond - OFZ, 7.400%, 07/17/2024	RUB	129,794,000	1,607,928	0.16
Russian Federal Bond - OFZ, 7.150%, 11/12/2025	RUB	86,768,000	1,042,897	0.10
Russian Federal Bond - OFZ, 7.750%, 09/16/2026	RUB	96,183,000	1,167,455	0.12
Russian Federal Bond - OFZ, 7.950%, 10/07/2026	RUB	71,230,000	872,985	0.09
Russian Federal Bond - OFZ, 7.050%, 01/19/2028	RUB	171,864,000	1,988,336	0.20
Russian Federal Bond - OFZ, 6.900%, 05/23/2029	RUB	397,610,000	4,498,706	0.45

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2022 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Russian Federation (continued)
Russian Federal Bond - OFZ, 8.500%, 09/17/2031	RUB	333,155,000	$4,108,827	0.41
Russian Federal Bond - OFZ, 7.250%, 05/10/2034	RUB	44,033,000	488,213	0.05
Russian Federal Bond - OFZ, 7.700%, 03/16/2039	RUB	12,450,000	141,275	0.01
Russian Foreign Bond - Eurobond, 5.250%, 06/23/2047		600,000	650,520	0.06
			16,567,142	1.65
Saudi Arabia (Cost $18,118,555)
Saudi (Rep of), 4.625%, 10/04/2047		1,026,000	1,170,071	0.12
Saudi (Rep of), 5.000%, 04/17/2049		3,801,000	4,592,444	0.46
Saudi (Rep of), 5.250%, 01/16/2050[9]		3,119,000	3,922,767	0.39
Saudi (Rep of), 3.750%, 01/21/2055		2,657,000	2,693,959	0.27
Saudi (Rep of), 4.500%, 04/22/2060		2,128,000	2,490,611	0.25
Saudi (Rep of), 3.450%, 02/02/2061		3,316,000	3,157,296	0.31
			18,027,148	1.80
South Africa (Cost $38,624,899)
Eskom Holdings SOC Ltd., 7.125%, 02/11/2025		819,000	830,040	0.08
South Africa (Rep of), 5.875%, 05/30/2022		982,000	996,691	0.10
South Africa (Rep of), 4.300%, 10/12/2028		4,038,000	4,033,962	0.40
South Africa (Rep of), 8.000%, 01/31/2030	ZAR	101,543,000	6,097,205	0.61
South Africa (Rep of), 5.875%, 06/22/2030[9]		757,000	822,480	0.08
South Africa (Rep of), 8.250%, 03/31/2032	ZAR	158,268,839	9,279,888	0.93
South Africa (Rep of), 8.875%, 02/28/2035	ZAR	47,859,000	2,797,936	0.28
South Africa (Rep of), 8.500%, 01/31/2037	ZAR	72,556,000	4,013,003	0.40
South Africa (Rep of), 9.000%, 01/31/2040	ZAR	29,264,000	1,660,451	0.17
South Africa (Rep of), 8.750%, 01/31/2044	ZAR	3,000	164	—
South Africa (Rep of), 5.000%, 10/12/2046		867,000	745,204	0.07
South Africa (Rep of), 5.650%, 09/27/2047		2,988,000	2,710,893	0.27
South Africa (Rep of), 8.750%, 02/28/2048	ZAR	7,000	382	—
South Africa (Rep of), 5.750%, 09/30/2049		2,852,000	2,611,006	0.26
			36,599,305	3.65
Sri Lanka (Cost $4,689,872)
Sri Lanka (Rep of), 6.750%, 04/18/2028		710,000	345,458	0.03
Sri Lanka (Rep of), 7.850%, 03/14/2029		2,448,000	1,189,091	0.12
Sri Lanka (Rep of), 7.550%, 03/28/2030		2,058,000	1,003,275	0.10
			2,537,824	0.25
Thailand (Cost $6,718,342)
Thailand (Rep of), 1.585%, 12/17/2035	THB	36,900,000	986,190	0.10
Thailand (Rep of), 3.400%, 06/17/2036	THB	49,121,000	1,596,834	0.16
Thailand (Rep of), 3.300%, 06/17/2038	THB	60,798,000	1,954,099	0.19
Thailand (Rep of), 2.000%, 06/17/2042	THB	44,923,000	1,170,421	0.12
Thailand (Rep of), 2.875%, 06/17/2046	THB	4,854,000	142,132	0.01
Thailand (Rep of), 3.600%, 06/17/2067	THB	18,378,000	592,762	0.06
			6,442,438	0.64

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2022 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Turkey (Cost $24,193,936)
Turkey (Rep of), 10.700%, 08/17/2022	TRY	4,901,314	$356,921	0.03
Turkey (Rep of), 3.250%, 03/23/2023		1,090,000	1,078,773	0.11
Turkey (Rep of), 7.250%, 12/23/2023		486,000	503,481	0.05
Turkey (Rep of), 5.750%, 03/22/2024		1,530,000	1,530,000	0.15
Turkey (Rep of), 6.350%, 08/10/2024		765,000	768,565	0.08
Turkey (Rep of), 5.600%, 11/14/2024		758,000	746,221	0.07
Turkey (Rep of), 4.250%, 03/13/2025		488,000	459,120	0.05
Turkey (Rep of), 10.600%, 02/11/2026	TRY	6,075,000	320,619	0.03
Turkey (Rep of), 6.000%, 03/25/2027		1,242,000	1,173,690	0.12
Turkey (Rep of), 10.500%, 08/11/2027	TRY	5,956,000	280,803	0.03
Turkey (Rep of), 6.125%, 10/24/2028		736,000	679,034	0.07
Turkey (Rep of), 11.700%, 11/13/2030	TRY	9,460,000	424,698	0.04
Turkey (Rep of), 5.875%, 06/26/2031		3,296,000	2,875,760	0.29
Turkey (Rep of), 6.500%, 09/20/2033		1,963,000	1,748,248	0.17
Turkey (Rep of), 6.875%, 03/17/2036		686,000	620,455	0.06
Turkey (Rep of), 6.000%, 01/14/2041		765,000	617,890	0.06
Turkey (Rep of), 4.875%, 04/16/2043		3,712,000	2,670,116	0.27
Turkey (Rep of), 5.750%, 05/11/2047		4,148,000	3,177,451	0.32
			20,031,845	2.00
Ukraine (Cost $38,801,023)
Metinvest B.V., 7.650%, 10/01/2027		4,200,000	3,626,700	0.36
Metinvest B.V., 7.750%, 10/17/2029		1,470,000	1,259,569	0.13
Ukraine (Rep of), 17.000%, 05/11/2022	UAH	8,814,000	313,657	0.03
Ukraine (Rep of), 11.150%, 08/26/2022	UAH	13,746,000	475,870	0.05
Ukraine (Rep of), 15.970%, 04/19/2023	UAH	14,921,000	529,127	0.05
Ukraine (Rep of), 7.750%, 09/01/2023		2,620,000	2,410,610	0.24
Ukraine (Rep of), 10.950%, 11/01/2023	UAH	57,267,000	1,868,485	0.19
Ukraine (Rep of), 8.994%, 02/01/2024		2,123,000	1,953,160	0.19
Ukraine (Rep of), 7.750%, 09/01/2024		990,000	880,732	0.09
Ukraine (Rep of), 15.840%, 02/26/2025	UAH	40,079,000	1,382,537	0.14
Ukraine (Rep of), 7.750%, 09/01/2025		2,689,000	2,359,597	0.23
Ukraine (Rep of), 7.750%, 09/01/2026		2,483,000	2,166,507	0.22
Ukraine (Rep of), 9.750%, 11/01/2028		1,875,000	1,764,637	0.18
Ukraine (Rep of), 6.876%, 05/21/2029		2,244,000	1,879,440	0.19
Ukraine (Rep of), 7.375%, 09/25/2032		9,371,000	7,908,749	0.79
Ukraine (Rep of), 7.253%, 03/15/2033		4,013,000	3,361,915	0.33
			34,141,292	3.41
United Arab Emirates (Cost $9,774,251)
Abu Dhabi (Gov’t of), 3.125%, 09/30/2049[9]		2,850,000	2,772,206	0.28
Abu Dhabi (Gov’t of), 3.875%, 04/16/2050[9]		3,133,000	3,479,065	0.35
DP World Crescent Ltd., 3.875%, 07/18/2029		1,491,000	1,546,916	0.15
DP World Crescent Ltd., 3.750%, 01/30/2030		1,294,000	1,331,164	0.13
			9,129,351	0.91

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2022 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Uruguay (Cost $22,278,754)
Uruguay (Rep of), 8.500%, 03/15/2028	UYU	46,011,000	$1,030,409	0.10
Uruguay (Rep of), 4.375%, 12/15/2028	UYU	8,870,757	535,215	0.05
Uruguay (Rep of), 8.250%, 05/21/2031	UYU	155,806,464	3,389,322	0.34
Uruguay (Rep of), 7.875%, 01/15/2033		2,196,000	3,109,360	0.31
Uruguay (Rep of), 7.625%, 03/21/2036		1,895,440	2,765,352	0.27
Uruguay (Rep of), 3.875%, 07/02/2040	UYU	96,436,000	2,780,974	0.28
Uruguay (Rep of), 4.125%, 11/20/2045		1,475,665	1,665,775	0.17
Uruguay (Rep of), 5.100%, 06/18/2050		1,905,674	2,370,011	0.24
Uruguay (Rep of), 4.975%, 04/20/2055		3,843,300	4,748,705	0.47
			22,395,123	2.23
Venezuela (Cost $49,980,026)
Petroleos de Venezuela S.A., 8.500%, 10/27/2020[7,8]		28,100,000	4,074,500	0.41
Petroleos de Venezuela S.A., 9.000%, 11/17/2021[7,8]		3,789,076	137,543	0.01
Petroleos de Venezuela S.A., 12.750%, 02/17/2022[7]		1,695,000	61,529	0.01
Petroleos de Venezuela S.A., 5.375%, 04/12/2027[7]		1,590,000	57,717	—
Petroleos de Venezuela S.A., 9.750%, 05/17/2035[7]		5,253,147	190,689	0.02
Venezuela (Rep of), 7.750%, 10/13/2019[7,8]		1,638,000	90,090	0.01
Venezuela (Rep of), 12.750%, 08/23/2022[7]		3,246,000	178,530	0.02
Venezuela (Rep of), 9.000%, 05/07/2023[7]		1,407,000	77,385	0.01
Venezuela (Rep of), 8.250%, 10/13/2024[7]		3,213,200	176,726	0.02
Venezuela (Rep of), 11.750%, 10/21/2026[7]		12,976,000	713,680	0.07
Venezuela (Rep of), 9.250%, 09/15/2027[7]		3,647,000	200,585	0.02
Venezuela (Rep of), 9.250%, 05/07/2028[7]		2,317,000	127,435	0.01
Venezuela (Rep of), 11.950%, 08/05/2031[7]		21,478,800	1,181,334	0.12
			7,267,743	0.73
Vietnam (Cost $2,492,567)
Vietnam (Rep of), 4.800%, 11/19/2024		2,441,000	2,608,030	0.26
			2,608,030	0.26
Zambia (Cost $2,259,869)
Zambia (Rep of), 8.970%, 07/30/2027		3,024,000	2,242,477	0.22
			2,242,477	0.22
Total Debt Securities (Cost $1,194,276,993)			969,804,987	96.77
Bank Loans
Brazil (Cost $6,459,375)
Samarco Mineracao S.A., 0.009%, 09/09/2018[8,12]		13,250,000	7,221,250	0.72
			7,221,250	0.72
Total Bank Loans (Cost $6,459,375)			7,221,250	0.72
Total Investments in Securities (Cost $1,200,736,368)			977,026,237	97.49

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2022 (Unaudited)
	Currency	Principal Amount	Value	% of Net Assets
Reverse Repurchase Agreements
Barclays, 0.000%, Open Reverse Repurchase Agreement dated 08/23/2021 to be repurchased on 02/02/2022		(795,425)	$(795,425)	(0.08)
ING, 0.300%, Open Reverse Repurchase Agreement dated 11/29/2021 to be repurchased on 02/14/2022		(3,491,100)	(3,491,100)	(0.35)
ING, 0.300%, Open Reverse Repurchase Agreement dated 12/13/2021 to be repurchased on 02/02/2022		(4,284,000)	(4,284,000)	(0.43)
ING, 0.300%, Open Reverse Repurchase Agreement dated 12/29/2021 to be repurchased on 02/02/2022		(2,775,600)	(2,775,600)	(0.28)
ING, 0.300%, Open Reverse Repurchase Agreement dated 12/29/2021 to be repurchased on 02/14/2022		(3,618,000)	(3,618,000)	(0.36)
ING, 0.300%, Open Reverse Repurchase Agreement dated 12/29/2021 to be repurchased on 02/10/2022		(3,180,600)	(3,180,600)	(0.32)
ING, 0.300%, Open Reverse Repurchase Agreement dated 12/30/2021 to be repurchased on 02/02/2022		(4,296,750)	(4,296,750)	(0.43)
ING, 0.200%, Open Reverse Repurchase Agreement dated 01/31/2022 to be repurchased at a future date		(2,099,309)	(2,099,309)	(0.21)
ING, 0.300%, Open Reverse Repurchase Agreement dated 01/31/2022 to be repurchased at a future date		(5,437,329)	(5,437,329)	(0.54)
ING, 0.300%, Open Reverse Repurchase Agreement dated 01/31/2022 to be repurchased on 02/11/2022		(7,244,560)	(7,244,560)	(0.72)
ING, 0.400%, Open Reverse Repurchase Agreement dated 01/31/2022 to be repurchased on 02/09/2022		(3,891,589)	(3,891,589)	(0.39)
ING, 0.400%, Open Reverse Repurchase Agreement dated 01/31/2022 to be repurchased on 02/10/2022		(3,002,400)	(3,002,400)	(0.30)
ING, 0.300%, Open Reverse Repurchase Agreement dated 01/31/2022 to be repurchased at a future date		(5,428,714)	(5,428,714)	(0.54)
JP Morgan, 0.350%, Open Reverse Repurchase Agreement dated 01/05/2022 to be repurchased on 02/02/2022		(907,734)	(907,734)	(0.09)
JP Morgan, 0.250%, Open Reverse Repurchase Agreement dated 01/05/2022 to be repurchased at a future date		(444,166)	(444,167)	(0.04)
Total Reverse Repurchase Agreements			(50,897,277)	(5.08)
Total Investments (Total Cost $1,149,839,092)			926,128,960	92.41
Other Assets Less Liabilities			76,069,046	7.59
Net Assets			$1,002,198,006	100.00

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2022 (Unaudited)

[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Step coupon bond. Rate as of January 31, 2022 is disclosed.
[3]	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
[4]	Zero coupon bond.
[5]	Security is a payment-in-kind bond, and unless otherwise noted in the description of the security, pays its entire coupon on an in-kind basis.
[6]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.
[7]	Issuer has defaulted on terms of debt obligation.
[8]	Maturity has been extended under the terms of a plan of reorganization.
[9]	All or a portion of security is held as collateral for reverse repurchase agreements.
[10]	Security has been deemed worthless and is a Level 3 investment.
[11]	Zero coupon bond – interest rate reflects effective yield on the date of purchase.
[12]	Security is a Level 3 investment.
Percentages shown are based on net assets.
At January 31, 2022, the Ashmore Emerging Markets Total Return Fund had outstanding forward foreign currency exchange contracts as follows:
Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
02/02/2022	Barclays	Brazilian Real	113,201,049	United States Dollar	20,606,362	$711,702
02/02/2022	JP Morgan	Brazilian Real	10,550,000	United States Dollar	1,841,090	145,690
02/09/2022	BNP Paris	South African Rand	35,219,679	United States Dollar	2,186,201	102,578
02/09/2022	Standard Chartered	South African Rand	12,862,700	United States Dollar	835,003	890
02/09/2022	Barclays	United States Dollar	5,723,305	South African Rand	85,627,507	158,733
02/10/2022	Deutsche Bank	Chinese Offshore Yuan	26,790,000	United States Dollar	4,161,166	40,565
02/10/2022	HSBC Bank	Chinese Offshore Yuan	324,029,408	United States Dollar	50,323,721	496,894
02/10/2022	Standard Chartered	Chinese Offshore Yuan	12,627,936	United States Dollar	1,963,210	17,349
02/10/2022	JP Morgan	United States Dollar	50,212,593	Chinese Offshore Yuan	319,387,240	120,053
02/10/2022	Deutsche Bank	United States Dollar	1,329,281	Indonesian Rupiah	19,012,700,000	6,662
02/10/2022	Standard Chartered	United States Dollar	8,575,994	Indonesian Rupiah	123,142,704,330	9,572
02/16/2022	BNP Paris	Euro	724,427	United States Dollar	812,828	1,272
02/16/2022	BNP Paris	United States Dollar	15,517,851	Euro	13,691,887	131,113
02/28/2022	Merrill Lynch	Czech Koruna	257,084,607	United States Dollar	11,612,033	223,439
02/28/2022	Morgan Stanley	Czech Koruna	13,179,239	United States Dollar	600,390	6,346
02/28/2022	Morgan Stanley	Hungarian Forint	483,526,465	United States Dollar	1,510,309	13,644
02/28/2022	BNP Paris	Romanian Leu	2,224,143	United States Dollar	501,238	3,180
02/28/2022	BNP Paris	South African Rand	97,115,038	United States Dollar	6,138,202	157,311
02/28/2022	HSBC Bank	South African Rand	49,050,675	United States Dollar	3,041,054	138,672
02/28/2022	Barclays	Turkish Lira	50,311,118	United States Dollar	3,675,000	53,181
02/28/2022	BNP Paris	Turkish Lira	108,597	United States Dollar	7,906	142
02/28/2022	JP Morgan	Turkish Lira	111,718,936	United States Dollar	8,186,637	92,019
02/28/2022	HSBC Bank	United States Dollar	649,626	Hungarian Forint	201,951,307	13,127

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2022 (Unaudited)
Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
02/28/2022	Merrill Lynch	United States Dollar	387,172	Hungarian Forint	121,087,887	$5,533
03/01/2022	HSBC Bank	Egyptian Pound	37,420,000	United States Dollar	2,317,028	47,844
03/01/2022	Citibank	United States Dollar	900,815	Egyptian Pound	14,240,976	812
03/10/2022	Standard Chartered	Indonesian Rupiah	123,142,704,330	United States Dollar	8,561,982	7,026
03/10/2022	Deutsche Bank	United States Dollar	2,000,363	Taiwan Dollar	55,051,990	15,084
03/16/2022	Barclays	Thai Baht	95,591,532	United States Dollar	2,827,105	43,550
03/16/2022	UBS	Thai Baht	275,604,094	United States Dollar	8,181,771	94,740
03/31/2022	Deutsche Bank	Czech Koruna	115,870,022	United States Dollar	5,262,322	52,602
03/31/2022	HSBC Bank	Czech Koruna	115,870,022	United States Dollar	5,247,261	67,663
03/31/2022	HSBC Bank	Hungarian Forint	3,197,312,639	United States Dollar	10,001,604	42,006
03/31/2022	HSBC Bank	United States Dollar	376,983	Romanian Leu	1,653,559	3,068
04/29/2022	HSBC Bank	Chilean Peso	4,288,072,508	United States Dollar	5,253,381	34,854
04/29/2022	BNP Paris	Indian Rupee	1,496,931,100	United States Dollar	19,831,213	3,114
04/29/2022	Deutsche Bank	Malaysian Ringgit	2,941,690	United States Dollar	700,286	327
04/29/2022	HSBC Bank	Malaysian Ringgit	3,263,644	United States Dollar	777,095	196
04/29/2022	Standard Chartered	Malaysian Ringgit	3,595,399	United States Dollar	855,660	644
04/29/2022	UBS	Mexican Peso	113,445,065	United States Dollar	5,405,434	9,129
04/29/2022	HSBC Bank	Philippine Peso	148,539,243	United States Dollar	2,848,909	36,474
04/29/2022	BNP Paris	United States Dollar	689,840	Colombian Peso	2,746,702,471	1,700
04/29/2022	Deutsche Bank	United States Dollar	1,721,330	Malaysian Ringgit	7,225,455	467
04/29/2022	JP Morgan	United States Dollar	2,687,654	Peruvian Nuevo Sol	10,394,502	5,420
Subtotal Appreciation						3,116,387
02/02/2022	BNP Paris	United States Dollar	1,150,000	Brazilian Real	6,568,904	(87,058)
02/02/2022	JP Morgan	United States Dollar	20,313,089	Brazilian Real	117,182,145	(1,754,696)
02/10/2022	BNP Paris	Indonesian Rupiah	29,919,750,000	United States Dollar	2,085,000	(3,633)
02/10/2022	Standard Chartered	Indonesian Rupiah	112,235,654,330	United States Dollar	7,815,309	(7,636)
02/10/2022	BNP Paris	United States Dollar	5,122,000	Chinese Offshore Yuan	32,772,694	(18,053)
02/10/2022	Standard Chartered	United States Dollar	1,066,589	Chinese Offshore Yuan	6,876,408	(11,903)
02/10/2022	State Street	United States Dollar	690,000	Chinese Offshore Yuan	4,411,002	(1,819)
02/28/2022	Deutsche Bank	Hungarian Forint	1,843,043,276	United States Dollar	5,860,365	(51,561)
02/28/2022	BNP Paris	Israeli Shekel	10,467,550	United States Dollar	3,312,998	(4,572)
02/28/2022	Deutsche Bank	Polish Zloty	71,175,750	United States Dollar	17,949,370	(538,699)
02/28/2022	HSBC Bank	Romanian Leu	29,042,452	United States Dollar	6,722,790	(136,197)
02/28/2022	Standard Chartered	Romanian Leu	2,037,224	United States Dollar	465,000	(2,974)
02/28/2022	Barclays	Russian Ruble	484,030,858	United States Dollar	6,683,017	(471,707)
02/28/2022	Deutsche Bank	Russian Ruble	644,764,342	United States Dollar	8,956,615	(682,699)
02/28/2022	HSBC Bank	Russian Ruble	644,764,342	United States Dollar	8,979,442	(705,525)
02/28/2022	Morgan Stanley	South African Rand	27,936,173	United States Dollar	1,815,000	(4,029)
02/28/2022	BNP Paris	Thai Baht	78,396,336	United States Dollar	2,358,671	(4,420)
02/28/2022	JP Morgan	Thai Baht	84,959,000	United States Dollar	2,568,988	(17,659)
02/28/2022	Merrill Lynch	Thai Baht	176,968,000	United States Dollar	5,391,257	(76,886)
02/28/2022	BNP Paris	United States Dollar	2,105,010	Czech Koruna	46,185,877	(21,261)

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2022 (Unaudited)
Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
02/28/2022	HSBC Bank	United States Dollar	1,430,267	Czech Koruna	31,201,351	$(6,158)
02/28/2022	Citibank	United States Dollar	1,749,570	Hungarian Forint	562,067,033	(21,923)
02/28/2022	Citibank	United States Dollar	2,324,940	Polish Zloty	9,580,401	(18,572)
02/28/2022	JP Morgan	United States Dollar	1,069,320	Romanian Leu	4,741,754	(6,071)
02/28/2022	Barclays	United States Dollar	4,335,000	Russian Ruble	341,086,904	(41,986)
02/28/2022	HSBC Bank	United States Dollar	4,062,500	Russian Ruble	324,396,150	(100,303)
02/28/2022	Morgan Stanley	United States Dollar	6,164,135	Russian Ruble	486,562,982	(79,668)
02/28/2022	Merrill Lynch	United States Dollar	5,985,000	South African Rand	93,279,038	(61,843)
02/28/2022	Morgan Stanley	United States Dollar	1,720,780	South African Rand	26,770,026	(14,595)
02/28/2022	Morgan Stanley	United States Dollar	1,261,370	Turkish Lira	17,089,525	(5,007)
03/01/2022	HSBC Bank	United States Dollar	440,000	Egyptian Pound	7,000,400	(2,412)
03/03/2022	Barclays	United States Dollar	20,461,361	Brazilian Real	113,201,049	(703,712)
03/03/2022	Citibank	United States Dollar	4,454,940	Brazilian Real	24,053,558	(42,327)
03/09/2022	Morgan Stanley	Ukraine Hryvnia	19,737,923	United States Dollar	700,672	(16,855)
03/10/2022	JP Morgan	Taiwan Dollar	469,159,700	United States Dollar	17,028,772	(109,988)
03/10/2022	BNP Paris	United States Dollar	1,200,934	Indonesian Rupiah	17,264,273,373	(417)
03/10/2022	Deutsche Bank	United States Dollar	1,316,436	Indonesian Rupiah	19,080,424,353	(11,294)
03/10/2022	Deutsche Bank	United States Dollar	1,366,140	Taiwan Dollar	37,954,375	(2,566)
03/16/2022	JP Morgan	Thai Baht	96,845,000	United States Dollar	2,929,371	(21,073)
03/31/2022	Merrill Lynch	Hungarian Forint	54,281,000	United States Dollar	170,788	(277)
03/31/2022	UBS	Polish Zloty	66,972,087	United States Dollar	16,716,105	(375,925)
03/31/2022	HSBC Bank	Russian Ruble	24,361,000	United States Dollar	312,752	(2,779)
03/31/2022	Merrill Lynch	Russian Ruble	998,928,990	United States Dollar	13,567,778	(857,257)
03/31/2022	HSBC Bank	United States Dollar	4,062,500	Russian Ruble	327,026,619	(98,635)
03/31/2022	Morgan Stanley	United States Dollar	4,062,500	Russian Ruble	325,373,750	(77,604)
04/12/2022	Barclays	Korean Won	997,162,000	United States Dollar	830,000	(4,151)
04/12/2022	JP Morgan	Korean Won	29,174,158,507	United States Dollar	24,589,455	(427,446)
04/12/2022	Merrill Lynch	United States Dollar	2,354,750	Korean Won	2,851,931,915	(7,217)
04/29/2022	Banco Santander	Chilean Peso	452,956,000	United States Dollar	560,000	(1,395)
04/29/2022	Barclays	Czech Koruna	7,188,149	United States Dollar	329,428	(708)
04/29/2022	Standard Chartered	Malaysian Ringgit	7,113,915	United States Dollar	1,695,000	(702)
04/29/2022	JP Morgan	Mexican Peso	392,326,613	United States Dollar	18,859,590	(134,430)
04/29/2022	UBS	Peruvian Nuevo Sol	1,795,943	United States Dollar	465,000	(1,568)
04/29/2022	Barclays	Russian Ruble	574,180,354	United States Dollar	7,311,838	(67,542)
04/29/2022	HSBC Bank	Russian Ruble	344,508,213	United States Dollar	4,400,130	(53,553)
04/29/2022	HSBC Bank	Singapore Dollar	24,222,490	United States Dollar	17,964,542	(37,104)
04/29/2022	ANZ	Thai Baht	50,002,575	United States Dollar	1,515,000	(13,049)
04/29/2022	Deutsche Bank	Thai Baht	166,290,000	United States Dollar	5,014,399	(19,468)
04/29/2022	HSBC Bank	Thai Baht	68,123,188	United States Dollar	2,063,714	(17,465)
04/29/2022	JP Morgan	Thai Baht	92,929,000	United States Dollar	2,822,016	(30,664)
04/29/2022	UBS	United States Dollar	719,420	Chilean Peso	588,160,886	(5,925)
04/29/2022	Credit Suisse	United States Dollar	12,691,518	Colombian Peso	51,146,168,300	(122,284)

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2022 (Unaudited)
Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
04/29/2022	Deutsche Bank	United States Dollar	1,884,420	Indian Rupee	142,365,104	$(1,917)
04/29/2022	Standard Chartered	United States Dollar	3,837,722	Malaysian Ringgit	16,147,600	(8,098)
04/29/2022	JP Morgan	United States Dollar	1,451,200	Mexican Peso	30,651,690	(11,759)
04/29/2022	Merrill Lynch	United States Dollar	1,463,800	Mexican Peso	30,861,954	(9,195)
04/29/2022	Morgan Stanley	United States Dollar	3,593,310	Mexican Peso	75,656,912	(17,681)
04/29/2022	Deutsche Bank	United States Dollar	429,200	Philippine Peso	22,107,234	(234)
04/29/2022	Barclays	United States Dollar	1,445,000	Russian Ruble	115,501,885	(12,260)
04/29/2022	Morgan Stanley	United States Dollar	1,531,720	Singapore Dollar	2,074,424	(3,593)
04/29/2022	Barclays	United States Dollar	3,302,570	Thai Baht	109,951,794	(104)
05/10/2022	Morgan Stanley	Chinese Offshore Yuan	319,387,240	United States Dollar	49,940,932	(118,944)
Subtotal Depreciation						(8,410,690)
Total						$(5,294,303)
At January 31, 2022, the Ashmore Emerging Markets Total Return Fund had the following centrally cleared swap contracts outstanding:
Pay Rate Index/ Pay Rate	Receive Rate/ Receive Rate Index	Notional Amount		Expiration Date	Fair Value/ Unrealized Appreciation (Depreciation)**	Variation Margin Receivable (Payable)	Counterparty
Brazil CETIP Interbank Deposit Rate (Pay at Maturity)	10.950% (Receive at Maturity)	BRL	83,521,119	1/2/2025	$15,861	$15,860	BNP Paribas
CFETS China Fixing Repo Rates 7 Day (Pay Quarterly)	2.580% (Receive Quarterly)	CNY	39,814,000	3/18/2025	83,944	(83,887)	JP Morgan
CFETS China Fixing Repo Rates 7 Day (Pay Quarterly)	2.325% (Receive Quarterly)	CNY	93,220,000	9/16/2025	75,023	(75,140)	Merrill Lynch
CFETS China Fixing Repo Rates 7 Day (Pay Quarterly)	2.535% (Receive Quarterly)	CNY	19,040,000	9/16/2025	37,630	(37,653)	Merrill Lynch
					$212,458	$(180,820)
**Includes cumulative appreciation/depreciation on centrally cleared swap agreements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2022 (Unaudited)
U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.
Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.
Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.
The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Total Return Fund’s investments and other financial instruments, which are carried at fair value, as of January 31, 2022:
	Level 1	Level 2	Level 3	Total
Investments
Assets:
Debt Securities
Corporate Bonds	$—	$179,760,450	$—	$179,760,450
Corporate Convertible Bonds	—	1,526,754	—	1,526,754
Financial Certificates	—	7,749,232	—	7,749,232
Government Agencies	—	61,740,811	—	61,740,811
Government Bonds	—	707,397,515	—	707,397,515
Index Linked Government Bonds	—	6,536,541	—	6,536,541
Short Term Bills and Notes	—	5,093,684	—	5,093,684
Total Debt Securities	—	969,804,987	—	969,804,987
Bank Loans
Brazil	—	—	7,221,250	7,221,250
Total Investments	$—	$969,804,987	$7,221,250	$977,026,237
Investments
Liabilities:
Reverse Repurchase Agreements	—	(50,897,277)	—	(50,897,277)
Total Investments	$—	$(50,897,277)	$—	$(50,897,277)

Other Financial Instruments
Assets:
Forward Foreign Currency Exchange Contracts	$—	$3,116,387	$—	$3,116,387
Centrally Cleared Swap Contracts†	—	212,458	—	212,458
Liabilities:
Forward Foreign Currency Exchange Contracts	—	8,410,690	—	8,410,690
Total Other Financial Instruments	$—	$11,739,535	$—	$11,739,535
† Includes cumulative appreciation/depreciation on centrally cleared swap agreements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2022 (Unaudited)
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used for the Fund during the period ended January 31, 2022:
Category and Subcategory	Beginning Balance at 10/31/2021	Accrued Discounts (Premiums)	Purchases	Sales	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 01/31/2022	Change in Unrealized Appreciation (Depreciation) from Investments still held 01/31/2022
Investments, at value
Bank Loans
Brazil	$7,950,000	$—	$—	$—	$—	$(728,750)	$—	$—	$7,221,250	$(728,750)
Total	$7,950,000	$—	$—	$—	$—	$(728,750)	$—	$—	$7,221,250	$(728,750)
The following table on “Quantitative information about Level 3 Fair Value measurements” provides information on the valuation techniques and inputs used to value Level 3 securities at January 31, 2022:
Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at 01/31/2022	Valuation Technique	Unobservable Input
Bank Loans	$7,221,250	Broker Quote	Inputs to broker model

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND
SCHEDULE OF INVESTMENTS
As of January 31, 2022 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Debt Securities
Brazil (Cost $1,827,192)
Brazil Letras do Tesouro Nacional, 0.000%, 07/01/2023[2]	BRL	3,000,000	$480,269	6.21
Brazil Letras do Tesouro Nacional, 0.000%, 01/01/2024[2]	BRL	1,900,000	289,191	3.74
Brazil Letras do Tesouro Nacional, 0.000%, 01/01/2025[2]	BRL	1,000,000	137,823	1.78
Brazil Notas do Tesouro Nacional Serie F, 10.000%, 01/01/2023	BRL	336,000	62,097	0.80
Brazil Notas do Tesouro Nacional Serie F, 10.000%, 01/01/2025	BRL	1,176,000	214,993	2.78
Brazil Notas do Tesouro Nacional Serie F, 10.000%, 01/01/2027	BRL	959,000	173,147	2.24
Brazil Notas do Tesouro Nacional Serie F, 10.000%, 01/01/2029	BRL	750,000	132,598	1.72
Brazil Notas do Tesouro Nacional Serie F, 10.000%, 01/01/2031	BRL	420,000	73,702	0.96
			1,563,820	20.23
Chile (Cost $156,533)
Bonos de la Tesoreria de la Republica, 1.500%, 03/01/2026	CLP	1,000	38,108	0.49
Bonos de la Tesoreria de la Republica, 1.900%, 09/01/2030	CLP	500	19,130	0.25
Bonos de la Tesoreria de la Republica en pesos, 5.000%, 10/01/2028[3]	CLP	60,000,000	72,009	0.93
			129,247	1.67
China (Cost $338,959)
China (Rep of), 1.990%, 04/09/2025	CNY	600,000	93,140	1.20
China (Rep of), 2.850%, 06/04/2027	CNY	710,000	113,315	1.47
China (Rep of), 2.680%, 05/21/2030	CNY	410,000	63,746	0.82
China (Rep of), 3.720%, 04/12/2051	CNY	620,000	104,285	1.35
			374,486	4.84
Colombia (Cost $407,347)
Colombian TES, 6.250%, 11/26/2025	COP	171,300,000	40,721	0.53
Colombian TES, 7.500%, 08/26/2026	COP	30,000,000	7,337	0.10
Colombian TES, 3.300%, 03/17/2027	COP	615,000	45,930	0.59
Colombian TES, 5.750%, 11/03/2027	COP	65,500,000	14,481	0.19
Colombian TES, 6.000%, 04/28/2028	COP	151,700,000	33,462	0.43
Colombian TES, 7.750%, 09/18/2030	COP	183,600,000	43,273	0.56
Colombian TES, 7.000%, 03/26/2031	COP	172,000,000	38,350	0.50
Colombian TES, 7.000%, 06/30/2032	COP	143,600,000	31,428	0.41
Colombian TES, 3.000%, 03/25/2033	COP	243,000	16,476	0.21
Colombian TES, 7.250%, 10/18/2034	COP	30,500,000	6,618	0.09
Colombian TES, 6.250%, 07/09/2036	COP	233,600,000	45,215	0.58
Colombian TES, 7.250%, 10/26/2050	COP	32,600,000	6,474	0.08
			329,765	4.27
Czech Republic (Cost $246,312)
Czech (Rep of), 2.500%, 08/25/2028	CZK	1,130,000	49,408	0.64
Czech (Rep of), 2.750%, 07/23/2029	CZK	1,530,000	67,763	0.88

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2022 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Czech Republic (continued)
Czech (Rep of), 0.950%, 05/15/2030	CZK	30,000	$1,148	0.01
Czech (Rep of), 1.750%, 06/23/2032	CZK	810,000	32,407	0.42
Czech (Rep of), 2.000%, 10/13/2033	CZK	2,020,000	81,473	1.05
			232,199	3.00
Egypt (Cost $148,007)
Egypt (Rep of), 14.051%, 07/21/2022	EGP	154,000	9,859	0.13
Egypt (Rep of), 14.138%, 10/20/2022	EGP	94,000	6,015	0.08
Egypt (Rep of), 14.313%, 10/13/2023	EGP	136,000	8,677	0.11
Egypt (Rep of), 14.483%, 04/06/2026	EGP	650,000	41,183	0.53
Egypt (Rep of), 14.563%, 07/06/2026	EGP	309,000	19,637	0.25
Egypt Treasury Bills, 11.780%, 02/08/2022[4]	EGP	350,000	22,248	0.29
Egypt Treasury Bills, 11.610%, 05/10/2022[4]	EGP	650,000	40,174	0.52
			147,793	1.91
Hungary (Cost $291,332)
Hungary (Rep of), 3.000%, 06/26/2024	HUF	19,190,000	58,884	0.76
Hungary (Rep of), 5.500%, 06/24/2025	HUF	33,990,000	110,447	1.43
Hungary (Rep of), 3.000%, 10/27/2027	HUF	8,090,000	23,292	0.30
Hungary (Rep of), 6.750%, 10/22/2028	HUF	1,470,000	5,131	0.07
Hungary (Rep of), 3.000%, 08/21/2030	HUF	15,560,000	42,649	0.55
Hungary (Rep of), 4.750%, 11/24/2032	HUF	870,000	2,699	0.03
Hungary (Rep of), 3.000%, 10/27/2038	HUF	3,470,000	8,395	0.11
			251,497	3.25
Indonesia (Cost $905,180)
Indonesia (Rep of), 8.125%, 05/15/2024	IDR	2,746,000,000	206,590	2.67
Indonesia (Rep of), 7.000%, 05/15/2027	IDR	1,905,000,000	140,500	1.82
Indonesia (Rep of), 6.125%, 05/15/2028	IDR	780,000,000	54,660	0.71
Indonesia (Rep of), 10.500%, 08/15/2030	IDR	350,000,000	30,481	0.39
Indonesia (Rep of), 7.000%, 09/15/2030	IDR	465,000,000	33,243	0.43
Indonesia (Rep of), 6.500%, 02/15/2031	IDR	294,000,000	20,463	0.26
Indonesia (Rep of), 8.750%, 05/15/2031	IDR	881,000,000	70,338	0.91
Indonesia (Rep of), 7.500%, 08/15/2032	IDR	751,000,000	55,038	0.71
Indonesia (Rep of), 6.625%, 05/15/2033	IDR	1,031,000,000	71,641	0.93
Indonesia (Rep of), 8.375%, 03/15/2034	IDR	1,544,000,000	120,453	1.56
Indonesia (Rep of), 8.250%, 05/15/2036	IDR	904,000,000	69,750	0.90
Indonesia (Rep of), 8.375%, 04/15/2039	IDR	562,000,000	44,041	0.57
Indonesia (Rep of), 7.500%, 04/15/2040	IDR	262,000,000	19,092	0.25
			936,290	12.11
Malaysia (Cost $382,091)
Malaysia (Rep of), 3.757%, 04/20/2023	MYR	50,000	12,176	0.16
Malaysia (Rep of), 3.955%, 09/15/2025	MYR	284,000	69,867	0.90
Malaysia (Rep of), 3.906%, 07/15/2026	MYR	216,000	53,018	0.69
Malaysia (Rep of), 3.733%, 06/15/2028	MYR	74,000	17,873	0.23
Malaysia (Rep of), 3.885%, 08/15/2029	MYR	144,000	34,819	0.45

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2022 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Malaysia (continued)
Malaysia (Rep of), 4.642%, 11/07/2033	MYR	209,000	$53,016	0.69
Malaysia (Rep of), 3.828%, 07/05/2034	MYR	275,000	64,351	0.83
Malaysia (Rep of), 3.757%, 05/22/2040	MYR	105,000	23,463	0.30
Malaysia (Rep of), 4.065%, 06/15/2050	MYR	148,000	33,809	0.44
Malaysia Government Investment Issue, 3.465%, 10/15/2030	MYR	34,000	7,976	0.10
			370,368	4.79
Mexico (Cost $378,117)
Comision Federal de Electricidad, 8.180%, 12/23/2027	MXN	700,000	31,572	0.41
Mexican Bonos, 7.500%, 06/03/2027	MXN	2,070,000	99,969	1.29
Mexican Bonos, 10.000%, 11/20/2036	MXN	1,310,000	75,859	0.98
Mexican Bonos, 8.500%, 11/18/2038	MXN	1,580,000	80,613	1.04
Mexican Bonos, 7.750%, 11/13/2042	MXN	430,000	20,327	0.26
Petroleos Mexicanos, 7.190%, 09/12/2024	MXN	1,320,000	60,864	0.79
Petroleos Mexicanos, 7.470%, 11/12/2026	MXN	210,000	9,124	0.12
			378,328	4.89
Peru (Cost $241,703)
Fondo MIVIVIENDA S.A., 7.000%, 02/14/2024	PEN	181,000	47,944	0.62
Peru (Rep of), 6.950%, 08/12/2031	PEN	210,000	57,684	0.75
Peru (Rep of), 6.150%, 08/12/2032	PEN	102,000	26,246	0.34
Peru (Rep of), 5.400%, 08/12/2034	PEN	134,000	31,468	0.41
Peru (Rep of), 6.900%, 08/12/2037	PEN	106,000	27,735	0.36
Peru (Rep of), 5.350%, 08/12/2040	PEN	69,000	15,121	0.19
			206,198	2.67
Poland (Cost $40,314)
Poland (Rep of), 2.750%, 10/25/2029	PLN	155,000	34,751	0.45
			34,751	0.45
Romania (Cost $157,542)
Romania (Rep of), 5.800%, 07/26/2027	RON	320,000	75,159	0.97
Romania (Rep of), 4.150%, 01/26/2028	RON	220,000	47,512	0.61
Romania (Rep of), 4.150%, 10/24/2030	RON	85,000	17,550	0.23
			140,221	1.81
Russian Federation (Cost $527,223)
Russian Federal Bond - OFZ, 7.100%, 10/16/2024	RUB	3,473,000	42,656	0.55
Russian Federal Bond - OFZ, 7.150%, 11/12/2025	RUB	2,287,000	27,488	0.36
Russian Federal Bond - OFZ, 7.750%, 09/16/2026	RUB	5,970,000	72,463	0.94
Russian Federal Bond - OFZ, 8.150%, 02/03/2027	RUB	2,456,000	30,313	0.39
Russian Federal Bond - OFZ, 5.700%, 05/17/2028	RUB	3,586,000	38,415	0.50
Russian Federal Bond - OFZ, 6.900%, 05/23/2029	RUB	1,657,000	18,748	0.24
Russian Federal Bond - OFZ, 8.500%, 09/17/2031	RUB	4,968,000	61,271	0.79
Russian Federal Bond - OFZ, 7.700%, 03/23/2033	RUB	5,254,000	60,873	0.79
Russian Federal Bond - OFZ, 7.250%, 05/10/2034	RUB	6,571,000	72,856	0.94

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2022 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Russian Federation (continued)
Russian Federal Bond - OFZ, 7.700%, 03/16/2039	RUB	200,000	$2,269	0.03
			427,352	5.53
South Africa (Cost $632,481)
South Africa (Rep of), 10.500%, 12/21/2026	ZAR	1,235,000	88,832	1.15
South Africa (Rep of), 8.000%, 01/31/2030	ZAR	1,773,270	106,477	1.38
South Africa (Rep of), 7.000%, 02/28/2031	ZAR	1,612,000	88,277	1.14
South Africa (Rep of), 8.250%, 03/31/2032	ZAR	1,928,986	113,104	1.46
South Africa (Rep of), 8.500%, 01/31/2037	ZAR	1,449,000	80,143	1.04
South Africa (Rep of), 9.000%, 01/31/2040	ZAR	3,910	222	—
South Africa (Rep of), 6.500%, 02/28/2041	ZAR	580,000	25,200	0.33
South Africa (Rep of), 8.750%, 01/31/2044	ZAR	1,408,000	77,041	1.00
South Africa (Rep of), 8.750%, 02/28/2048	ZAR	1,773,010	96,864	1.25
			676,160	8.75
Thailand (Cost $313,722)
Thailand (Rep of), 4.875%, 06/22/2029	THB	239,000	8,636	0.11
Thailand (Rep of), 3.775%, 06/25/2032	THB	1,228,000	42,077	0.54
Thailand (Rep of), 1.585%, 12/17/2035	THB	430,000	11,492	0.15
Thailand (Rep of), 3.400%, 06/17/2036	THB	2,087,000	67,845	0.88
Thailand (Rep of), 3.300%, 06/17/2038	THB	1,667,000	53,579	0.69
Thailand (Rep of), 2.000%, 06/17/2042	THB	1,358,000	35,381	0.46
Thailand (Rep of), 2.875%, 06/17/2046	THB	1,448,000	42,400	0.55
Thailand (Rep of), 3.600%, 06/17/2067	THB	555,000	17,901	0.23
			279,311	3.61
Turkey (Cost $223,953)
Turkey (Rep of), 3.000%, 02/23/2022	TRY	81,000	19,427	0.25
Turkey (Rep of), 12.600%, 10/01/2025	TRY	120,000	6,901	0.09
Turkey (Rep of), 10.600%, 02/11/2026	TRY	329,000	17,364	0.22
Turkey (Rep of), 10.500%, 08/11/2027	TRY	408,016	19,236	0.25
Turkey (Rep of), 11.700%, 11/13/2030	TRY	120,000	5,387	0.07
			68,315	0.88
Ukraine (Cost $71,713)
Ukraine (Rep of), 11.150%, 08/26/2022	UAH	36,000	1,246	0.02
Ukraine (Rep of), 15.970%, 04/19/2023	UAH	39,000	1,383	0.02
Ukraine (Rep of), 10.950%, 11/01/2023	UAH	547,000	17,847	0.23
Ukraine (Rep of), 15.840%, 02/26/2025	UAH	1,154,000	39,808	0.51
			60,284	0.78
Uruguay (Cost $100,326)
Uruguay (Rep of), 8.500%, 03/15/2028	UYU	605,000	13,549	0.18
Uruguay (Rep of), 4.375%, 12/15/2028	UYU	113,754	6,863	0.09
Uruguay (Rep of), 8.250%, 05/21/2031	UYU	1,455,000	31,651	0.41

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2022 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Uruguay (continued)
Uruguay (Rep of), 3.875%, 07/02/2040	UYU	1,721,000	$49,630	0.64
			101,693	1.32
Total Debt Securities (Cost $7,390,047)			6,708,078	86.76
Total Investments in Securities (Cost $7,390,047)			6,708,078	86.76
Total Investments (Total Cost $7,390,047)			6,708,078	86.76
Other Assets Less Liabilities			1,023,389	13.24
Net Assets			$7,731,467	100.00

[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Zero coupon bond.
[3]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.
[4]	Zero coupon bond – interest rate reflects effective yield on the date of purchase.
Percentages shown are based on net assets.
At January 31, 2022, the Ashmore Emerging Markets Local Currency Bond Fund had outstanding forward foreign currency exchange contracts as follows:
Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
02/02/2022	Barclays	Brazilian Real	3,721,041	United States Dollar	677,353	$23,394
02/09/2022	Barclays	United States Dollar	36,855	South African Rand	551,401	1,022
02/10/2022	Barclays	Chinese Offshore Yuan	99,018	United States Dollar	15,409	121
02/10/2022	Deutsche Bank	Chinese Offshore Yuan	200,000	United States Dollar	31,065	303
02/10/2022	HSBC Bank	Chinese Offshore Yuan	2,482,175	United States Dollar	385,497	3,806
02/10/2022	State Street	Chinese Offshore Yuan	76,667	United States Dollar	12,000	24
02/10/2022	Morgan Stanley	United States Dollar	403,995	Chinese Offshore Yuan	2,569,689	966
02/10/2022	Deutsche Bank	United States Dollar	59,794	Indonesian Rupiah	855,230,000	300
02/28/2022	HSBC Bank	South African Rand	1,467,690	United States Dollar	90,994	4,149
02/28/2022	BNP Paribas	Turkish Lira	212,625	United States Dollar	15,479	277
02/28/2022	JP Morgan	Turkish Lira	73,285	United States Dollar	5,370	60
02/28/2022	Standard Chartered	United States Dollar	7,077	Czech Koruna	152,327	65
02/28/2022	HSBC Bank	United States Dollar	9,068	Hungarian Forint	2,818,984	183
02/28/2022	Merrill Lynch	United States Dollar	5,386	Hungarian Forint	1,684,482	77
02/28/2022	HSBC Bank	United States Dollar	9,433	Romanian Leu	40,752	191
03/01/2022	HSBC Bank	Egyptian Pound	610,000	United States Dollar	37,771	780
03/16/2022	Barclays	Thai Baht	1,167,116	United States Dollar	34,517	532
03/16/2022	UBS	Thai Baht	3,356,476	United States Dollar	99,642	1,154
03/31/2022	Deutsche Bank	Czech Koruna	2,298,965	United States Dollar	104,409	1,044
03/31/2022	HSBC Bank	Czech Koruna	2,298,965	United States Dollar	104,110	1,343

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2022 (Unaudited)
Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
03/31/2022	HSBC Bank	Hungarian Forint	10,873,718	United States Dollar	34,014	$143
03/31/2022	Morgan Stanley	United States Dollar	18,048	Czech Koruna	390,887	118
04/29/2022	HSBC Bank	Chilean Peso	21,980,208	United States Dollar	26,928	179
04/29/2022	Deutsche Bank	Malaysian Ringgit	376,709	United States Dollar	89,678	42
04/29/2022	HSBC Bank	Malaysian Ringgit	417,938	United States Dollar	99,514	25
04/29/2022	Standard Chartered	Malaysian Ringgit	460,422	United States Dollar	109,575	82
04/29/2022	HSBC Bank	Philippine Peso	507,849	United States Dollar	9,740	125
04/29/2022	JP Morgan	United States Dollar	42,168	Peruvian Nuevo Sol	163,086	85
Subtotal Appreciation						40,590
02/02/2022	JP Morgan	United States Dollar	645,029	Brazilian Real	3,721,041	(55,719)
02/10/2022	Standard Chartered	Indonesian Rupiah	855,230,000	United States Dollar	59,559	(66)
02/10/2022	BNP Paribas	United States Dollar	45,000	Chinese Offshore Yuan	288,171	(197)
02/28/2022	Deutsche Bank	Hungarian Forint	16,937,095	United States Dollar	53,855	(474)
02/28/2022	Deutsche Bank	Polish Zloty	1,721,533	United States Dollar	434,143	(13,030)
02/28/2022	Barclays	Russian Ruble	4,226,679	United States Dollar	58,358	(4,119)
02/28/2022	Deutsche Bank	Russian Ruble	5,630,245	United States Dollar	78,211	(5,961)
02/28/2022	HSBC Bank	Russian Ruble	5,630,245	United States Dollar	78,411	(6,161)
02/28/2022	Standard Chartered	South African Rand	152,000	United States Dollar	10,006	(153)
02/28/2022	BNP Paribas	Thai Baht	1,790,873	United States Dollar	53,881	(101)
02/28/2022	JP Morgan	Thai Baht	1,911,000	United States Dollar	57,785	(397)
02/28/2022	Merrill Lynch	Thai Baht	4,010,000	United States Dollar	122,163	(1,742)
02/28/2022	HSBC Bank	United States Dollar	19,901	Czech Koruna	434,147	(86)
02/28/2022	Merrill Lynch	United States Dollar	31,301	Czech Koruna	692,978	(602)
02/28/2022	Standard Chartered	United States Dollar	2,706	Hungarian Forint	866,979	(27)
02/28/2022	Barclays	United States Dollar	56,250	Russian Ruble	4,425,868	(545)
02/28/2022	HSBC Bank	United States Dollar	50,000	Russian Ruble	3,992,568	(1,234)
02/28/2022	Morgan Stanley	United States Dollar	50,000	Russian Ruble	3,969,850	(943)
02/28/2022	Merrill Lynch	United States Dollar	70,000	South African Rand	1,090,983	(723)
02/28/2022	UBS	United States Dollar	40,000	South African Rand	625,660	(559)
03/03/2022	Barclays	United States Dollar	672,587	Brazilian Real	3,721,041	(23,132)
03/07/2022	Morgan Stanley	Ukraine Hryvnia	178,342	United States Dollar	6,331	(146)
03/10/2022	Deutsche Bank	United States Dollar	61,305	Indonesian Rupiah	888,557,829	(526)
03/10/2022	Standard Chartered	United States Dollar	53,198	Indonesian Rupiah	765,122,309	(44)
03/16/2022	JP Morgan	Thai Baht	1,180,000	United States Dollar	35,693	(257)
03/31/2022	BNP Paribas	Polish Zloty	110,000	United States Dollar	27,367	(529)
03/31/2022	UBS	Polish Zloty	192,795	United States Dollar	48,121	(1,082)
03/31/2022	HSBC Bank	Romanian Leu	383,390	United States Dollar	87,406	(711)
03/31/2022	HSBC Bank	Russian Ruble	478,000	United States Dollar	6,137	(55)
03/31/2022	Merrill Lynch	Russian Ruble	8,019,518	United States Dollar	108,924	(6,882)
03/31/2022	HSBC Bank	United States Dollar	50,000	Russian Ruble	4,024,943	(1,214)
03/31/2022	Morgan Stanley	United States Dollar	50,000	Russian Ruble	4,004,600	(955)
04/29/2022	Barclays	Czech Koruna	2,625,084	United States Dollar	120,306	(258)

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2022 (Unaudited)
Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
04/29/2022	JP Morgan	Mexican Peso	7,399,373	United States Dollar	355,696	$(2,535)
04/29/2022	Barclays	Russian Ruble	8,380,627	United States Dollar	106,722	(986)
04/29/2022	HSBC Bank	Russian Ruble	5,028,376	United States Dollar	64,223	(782)
04/29/2022	Deutsche Bank	Thai Baht	2,822,000	United States Dollar	85,096	(330)
04/29/2022	HSBC Bank	Thai Baht	1,155,469	United States Dollar	35,004	(296)
04/29/2022	JP Morgan	Thai Baht	1,577,000	United States Dollar	47,889	(520)
04/29/2022	Credit Suisse	United States Dollar	67,665	Colombian Peso	272,652,551	(644)
04/29/2022	Merrill Lynch	United States Dollar	17,600	Mexican Peso	371,069	(111)
04/29/2022	State Street	United States Dollar	17,400	Mexican Peso	369,011	(212)
04/29/2022	Barclays	United States Dollar	18,750	Russian Ruble	1,498,727	(159)
05/10/2022	Morgan Stanley	Chinese Offshore Yuan	2,569,689	United States Dollar	401,809	(957)
Subtotal Depreciation						(136,162)
Total						$(95,572)
At January 31, 2022, the Ashmore Emerging Markets Local Currency Bond Fund had the following centrally cleared swap contracts outstanding:
Pay Rate Index/ Pay Rate	Receive Rate/ Receive Rate Index	Notional Amount		Expiration Date	Fair Value/ Unrealized Appreciation (Depreciation)**	Variation Margin Receivable (Payable)	Counterparty
CFETS China Fixing Repo Rates 7 Day (Pay Quarterly)	2.010% (Receive Quarterly)	CNY	1,400,000	9/16/2025	$(1,334)	$(1,334)	BNP Paribas
CFETS China Fixing Repo Rates 7 Day (Pay Quarterly)	2.828% Receive Quarterly)	CNY	570,000	6/16/2026	2,298	(2,300)	Merrill Lynch
MXN-TIIE-BANXICO 28 Day Rate (Pay Lunar)	6.563% (Receive Lunar)	MXN	8,800,000	12/31/2024	(10,150)	(10,390)	Merrill Lynch
WIBOR Poland 6 Month Rate (Pay Semiannually)	2.400% (Receive Annually)	PLN	822,000	3/26/2023	362	(3,500)	Merrill Lynch
					$(8,824)	$(17,524)
**Includes cumulative appreciation/depreciation on centrally cleared swap agreements.

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2022 (Unaudited)
U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.
Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.
Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.
The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Local Currency Bond Fund’s investments and other financial instruments, which are carried at fair value, as of January 31, 2022:
	Level 1	Level 2	Level 3	Total
Investments
Assets:
Debt Securities
Corporate Bonds	$—	$101,560	$—	$101,560
Government Agencies	—	47,944	—	47,944
Government Bonds	—	6,300,588	—	6,300,588
Index Linked Government Bonds	—	195,564	—	195,564
Short Term Bills and Notes	—	62,422	—	62,422
Total Debt Securities	—	6,708,078	—	6,708,078
Total Investments	$—	$6,708,078	$—	$6,708,078

Other Financial Instruments
Assets:
Forward Foreign Currency Exchange Contracts	$—	$40,590	$—	$40,590
Centrally Cleared Swap Contracts†	—	2,660	—	2,660
Liabilities:
Forward Foreign Currency Exchange Contracts	—	(136,162)	—	(136,162)
Centrally Cleared Swap Contracts†	—	(11,484)	—	(11,484)
Total Other Financial Instruments	$—	$(104,396)	$—	$(104,396)
† Includes cumulative appreciation/depreciation on centrally cleared swap agreements.

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND
SCHEDULE OF INVESTMENTS
As of January 31, 2022 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Debt Securities
Argentina (Cost $803,383)
IRSA Propiedades Comerciales S.A., 8.750%, 03/23/2023		223,000	$216,310	0.09
YPF S.A., (Step to 9.000% on 01/01/2023), 4.000%, 02/12/2026[2]		234,077	194,998	0.08
YPF S.A., (Step to 9.000% on 01/01/2023), 2.500%, 06/30/2029[2]		709,200	427,491	0.17
			838,799	0.34
Belarus (Cost $532,789)
Eurotorg LLC Via Bonitron DAC, 9.000%, 10/22/2025		500,000	505,000	0.21
			505,000	0.21
Brazil (Cost $30,157,145)
Banco do Brasil S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 4.398%), 6.250%, 04/15/2024[3]		1,843,000	1,824,570	0.75
Braskem America Finance Co., 7.125%, 07/22/2041		255,000	306,959	0.13
Braskem Netherlands Finance B.V., 4.500%, 01/10/2028		535,000	551,371	0.23
Braskem Netherlands Finance B.V., 4.500%, 01/31/2030		340,000	345,396	0.14
Braskem Netherlands Finance B.V., 5.875%, 01/31/2050		785,000	855,430	0.35
Braskem Netherlands Finance B.V., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 8.220%), 8.500%, 01/23/2081[3]		555,000	634,787	0.26
BRF S.A., 5.750%, 09/21/2050		1,875,000	1,767,187	0.73
CSN Inova Ventures, 6.750%, 01/28/2028		790,000	830,993	0.34
Globo Comunicacao e Participacoes S.A., 5.500%, 01/14/2032[4]		1,000,000	960,400	0.39
Gol Finance S.A., 7.000%, 01/31/2025		535,000	461,935	0.19
Gol Finance S.A., 8.000%, 06/30/2026		995,000	916,654	0.38
InterCement Financial Operations B.V., 5.750%, 07/17/2024		3,005,000	2,640,674	1.09
Klabin Austria GmbH, 7.000%, 04/03/2049		1,535,000	1,678,645	0.69
MC Brazil Downstream Trading S.A.R.L., 7.250%, 06/30/2031		1,775,000	1,702,225	0.70
Movida Europe S.A., 5.250%, 02/08/2031		230,000	201,827	0.08
Oi Movel S.A., 8.750%, 07/30/2026		1,100,000	1,119,250	0.46
Oi S.A., 10.000%, (100% Cash), 07/27/2025[5]		3,976,000	3,305,050	1.36
Petrobras Global Finance B.V., 5.500%, 06/10/2051		1,080,000	950,605	0.39
Petrobras Global Finance B.V., 6.850%, 06/05/2115		5,800,000	5,517,830	2.27
St Marys Cement, Inc., 5.750%, 01/28/2027		245,000	269,623	0.11
Suzano Austria GmbH, 6.000%, 01/15/2029		215,000	240,802	0.10
Suzano Austria GmbH, 7.000%, 03/16/2047		415,000	498,523	0.20
Vale Overseas Ltd., 8.250%, 01/17/2034		530,000	721,330	0.30
			28,302,066	11.64
Chile (Cost $11,274,645)
AES Andes S.A., (Variable, USD Swap 5Y + 4.644%), 7.125%, 03/26/2079[3]		2,075,000	2,121,791	0.87
Banco de Chile, 2.990%, 12/09/2031		310,000	299,705	0.12
Celulosa Arauco y Constitucion S.A., 4.200%, 01/29/2030		555,000	574,525	0.24
Cencosud S.A., 4.375%, 07/17/2027		535,000	563,093	0.23
Cencosud S.A., 6.625%, 02/12/2045		285,000	356,963	0.15

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2022 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Chile (continued)
Colbun S.A., 3.150%, 03/06/2030		445,000	$428,984	0.18
Corp. Nacional del Cobre de Chile, 3.750%, 01/15/2031		300,000	311,500	0.13
Empresa de los Ferrocarriles del Estado, 3.830%, 09/14/2061[4]		500,000	446,255	0.18
Engie Energia Chile S.A., 3.400%, 01/28/2030		350,000	341,810	0.14
Falabella S.A., 3.375%, 01/15/2032		480,000	464,400	0.19
GNL Quintero S.A., 4.634%, 07/31/2029		604,444	627,872	0.26
Guacolda Energia S.A., 4.560%, 04/30/2025		2,012,000	734,380	0.30
Inversiones CMPC S.A., 4.750%, 09/15/2024		215,000	225,215	0.09
Inversiones CMPC S.A., 3.850%, 01/13/2030		675,000	682,830	0.28
VTR Comunicaciones S.p.A., 5.125%, 01/15/2028		265,000	260,397	0.11
VTR Comunicaciones S.p.A., 4.375%, 04/15/2029		314,000	304,903	0.12
VTR Finance N.V., 6.375%, 07/15/2028		1,402,000	1,430,040	0.59
			10,174,663	4.18
China (Cost $49,239,861)
Central China Real Estate Ltd., 7.250%, 08/13/2024		1,475,000	722,750	0.30
CFLD Cayman Investment Ltd., 8.625%, 02/28/2021[6,7]		600,000	150,000	0.06
CFLD Cayman Investment Ltd., 8.600%, 04/08/2024		4,880,000	1,222,440	0.50
China Evergrande Group, 8.250%, 03/23/2022		860,000	158,025	0.07
China Evergrande Group, 10.000%, 04/11/2023		1,035,000	165,600	0.07
China Evergrande Group, 7.500%, 06/28/2023		4,600,000	736,000	0.30
China Evergrande Group, 9.500%, 03/29/2024		1,025,000	166,563	0.07
China Evergrande Group, 8.750%, 06/28/2025		2,145,000	343,200	0.14
China SCE Group Holdings Ltd., 5.875%, 03/10/2022		560,000	543,200	0.22
China SCE Group Holdings Ltd., 7.250%, 04/19/2023		420,000	336,210	0.14
ENN Energy Holdings Ltd., 2.625%, 09/17/2030		370,000	358,705	0.15
Fantasia Holdings Group Co. Ltd., 15.000%, 12/18/2021[6,7]		830,000	166,000	0.07
Fantasia Holdings Group Co. Ltd., 7.950%, 07/05/2022		3,360,000	667,800	0.27
Fantasia Holdings Group Co. Ltd., 12.250%, 10/18/2022		1,840,000	358,800	0.15
Fantasia Holdings Group Co. Ltd., 10.875%, 01/09/2023		925,000	183,844	0.08
Fantasia Holdings Group Co. Ltd., 11.875%, 06/01/2023		770,000	153,038	0.06
Huarong Finance 2017 Co. Ltd., (Floating, ICE LIBOR USD 3M + 1.150%), 1.294%, 11/07/2022		200,000	196,500	0.08
Huarong Finance 2017 Co. Ltd., (Floating, ICE LIBOR USD 3M + 1.325%), 1.539%, 07/03/2023		295,000	286,887	0.12
Kaisa Group Holdings Ltd., 8.500%, 06/30/2022		2,017,000	542,069	0.22
Kaisa Group Holdings Ltd., 11.500%, 01/30/2023		1,850,000	494,875	0.20
Kaisa Group Holdings Ltd., 10.875%, 07/23/2023		1,070,000	286,225	0.12
Kaisa Group Holdings Ltd., 9.375%, 06/30/2024		2,070,000	553,725	0.23
Kaisa Group Holdings Ltd., 11.250%, 04/16/2025		1,180,000	315,650	0.13
Kaisa Group Holdings Ltd., 11.700%, 11/11/2025[6]		950,000	254,125	0.10
KWG Group Holdings Ltd., 6.000%, 09/15/2022		400,000	302,000	0.12
Prime Bloom Holdings Ltd., 6.950%, 07/05/2022		2,545,000	445,375	0.18
Radiance Capital Investments Ltd., 8.800%, 09/17/2023		2,785,000	2,534,350	1.04
Redco Properties Group Ltd., 9.900%, 02/17/2024		980,000	392,784	0.16
Redsun Properties Group Ltd., 7.300%, 01/13/2025		980,000	264,600	0.11

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2022 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
China (continued)
Scenery Journey Ltd., 11.500%, 10/24/2022		1,050,000	$105,000	0.04
Scenery Journey Ltd., 12.000%, 10/24/2023		2,925,000	296,156	0.12
Shimao Group Holdings Ltd., 4.750%, 07/03/2022		600,000	380,280	0.16
Shimao Group Holdings Ltd., 6.125%, 02/21/2024		400,000	191,000	0.08
Sunac China Holdings Ltd., 7.250%, 06/14/2022		2,490,000	1,898,625	0.78
Sunac China Holdings Ltd., 7.500%, 02/01/2024		1,015,000	611,537	0.25
Sunac China Holdings Ltd., 6.500%, 01/10/2025		725,000	427,750	0.18
Tunghsu Venus Holdings Ltd., 7.000%, 06/12/2020[6,7]		2,785,000	747,772	0.31
Yuzhou Group Holdings Co. Ltd., 7.813%, 01/21/2023[7]		3,200,550	720,124	0.30
Yuzhou Group Holdings Co. Ltd., 6.350%, 01/13/2027		810,000	178,200	0.07
Zhenro Properties Group Ltd., 8.700%, 08/03/2022		1,360,000	805,800	0.33
Zhenro Properties Group Ltd., 6.500%, 09/01/2022		2,095,000	1,078,925	0.44
Zhenro Properties Group Ltd., 9.150%, 05/06/2023		700,000	336,000	0.14
Zhenro Properties Group Ltd., 7.875%, 04/14/2024		730,000	328,931	0.14
			21,407,440	8.80
Colombia (Cost $13,033,509)
Canacol Energy Ltd., 5.750%, 11/24/2028		1,400,000	1,365,028	0.56
Ecopetrol S.A., 6.875%, 04/29/2030		1,890,000	2,026,004	0.83
Ecopetrol S.A., 5.875%, 11/02/2051		1,378,000	1,178,190	0.48
Frontera Energy Corp., 7.875%, 06/21/2028		3,010,000	2,746,625	1.13
Geopark Ltd., 5.500%, 01/17/2027		985,000	926,796	0.38
Grupo Aval Ltd., 4.375%, 02/04/2030		1,015,000	960,111	0.40
Millicom International Cellular S.A., 4.500%, 04/27/2031		1,819,000	1,782,343	0.73
Oleoducto Central S.A., 4.000%, 07/14/2027		640,000	619,629	0.26
SURA Asset Management S.A., 4.875%, 04/17/2024		215,000	224,138	0.09
Transportadora de Gas Internacional S.A. ESP, 5.550%, 11/01/2028		290,000	313,565	0.13
			12,142,429	4.99
Czech Republic (Cost $1,965,282)
New World Resources N.V., 8.000%, 04/07/2020[6,7,8]	EUR	1,685,299	—	—
New World Resources N.V., 4.000%, 10/07/2020[6,7,8]	EUR	700,590	—	—
New World Resources N.V., 16.650%, 10/07/2020[4,6,7,8,9,10]	EUR	101,612	—	—
			—	—
Ecuador (Cost $3,724,981)
International Airport Finance S.A., 12.000%, 03/15/2033		3,637,333	3,910,133	1.61
			3,910,133	1.61
Ghana (Cost $4,082,017)
Tullow Oil PLC, 7.000%, 03/01/2025		2,040,000	1,711,152	0.70
Tullow Oil PLC, 10.250%, 05/15/2026		2,200,000	2,222,000	0.92
			3,933,152	1.62
Guatemala (Cost $1,644,870)
Central American Bottling Corp./CBC Bottling Holdco S.L./Beliv Holdco S.L., 5.250%, 04/27/2029[4]		700,000	709,716	0.29

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2022 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Guatemala (continued)
CT Trust, 5.125%, 02/03/2032[4,11]		950,000	$950,000	0.39
			1,659,716	0.68
Hong Kong (Cost $1,431,215)
Airport Authority, (Variable, 4.697% - U.S. Treasury Yield Curve Rate CMT 5Y), 2.100%, 03/08/2026[3]		415,000	407,501	0.17
CK Hutchison Capital Securities 17 Ltd., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.070%), 4.000%, 05/12/2022[3]		530,000	532,917	0.22
Phoenix Lead Ltd., 4.850%, 08/23/2022		475,000	472,942	0.19
			1,413,360	0.58
India (Cost $10,324,917)
Bharti Airtel Ltd., 3.250%, 06/03/2031		350,000	344,964	0.14
Greenko Power II Ltd., 4.300%, 12/13/2028[4]		350,000	342,475	0.14
Greenko Solar Mauritius Ltd., 5.950%, 07/29/2026		523,000	540,651	0.22
India Green Energy Holdings, 5.375%, 04/29/2024		450,000	455,212	0.19
Indian Railway Finance Corp. Ltd., 3.570%, 01/21/2032[4]		200,000	199,146	0.08
Network i2i Ltd., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.390%), 3.975%, 03/03/2026[3]		1,360,000	1,336,200	0.55
NTPC Ltd., 4.500%, 03/19/2028		210,000	223,775	0.09
Oil & Natural Gas Corp. Ltd., 3.375%, 12/05/2029		225,000	225,761	0.09
Power Finance Corp. Ltd., 4.500%, 06/18/2029		840,000	874,231	0.36
Reliance Industries Ltd., 2.875%, 01/12/2032[4]		500,000	484,792	0.20
Reliance Industries Ltd., 3.625%, 01/12/2052[4]		300,000	283,870	0.12
Vedanta Resources Finance II PLC, 8.000%, 04/23/2023		1,280,000	1,225,600	0.51
Vedanta Resources Finance II PLC, 8.950%, 03/11/2025		1,775,000	1,686,605	0.69
Vedanta Resources Ltd., 6.375%, 07/30/2022		615,000	608,524	0.25
Vedanta Resources Ltd., 6.125%, 08/09/2024		1,595,000	1,375,687	0.57
			10,207,493	4.20
Indonesia (Cost $4,482,786)
Indonesia Asahan Aluminium Persero PT, 6.530%, 11/15/2028		720,000	838,793	0.35
Minejesa Capital B.V., 4.625%, 08/10/2030		885,000	867,698	0.36
Minejesa Capital B.V., 5.625%, 08/10/2037		560,000	554,736	0.23
Pertamina Persero PT, 6.000%, 05/03/2042		795,000	909,718	0.37
Sri Rejeki Isman Tbk PT, 7.250%, 01/16/2025		4,200,000	546,000	0.22
Star Energy Geothermal Darajat II/Star Energy Geothermal Salak, 4.850%, 10/14/2038		250,000	260,938	0.11
			3,977,883	1.64
Iraq (Cost $5,287,695)
DNO A.S.A., 8.375%, 05/29/2024[4]		2,760,000	2,856,600	1.18
DNO A.S.A., 7.875%, 09/09/2026[4]		2,730,000	2,805,075	1.15
			5,661,675	2.33
Israel (Cost $16,330,101)
Altice Financing S.A., 5.750%, 08/15/2029		890,000	831,865	0.34

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2022 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Israel (continued)
Bank Hapoalim B.M., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.155%), 3.255%, 01/21/2032[3,4]		800,000	$778,000	0.32
Bank Leumi Le-Israel B.M., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.631%), 3.275%, 01/29/2031[3,4]		920,000	905,050	0.37
Leviathan Bond Ltd., 5.750%, 06/30/2023[4]		390,000	399,528	0.16
Leviathan Bond Ltd., 6.125%, 06/30/2025[4]		930,000	974,175	0.40
Leviathan Bond Ltd., 6.500%, 06/30/2027[4]		998,000	1,061,663	0.44
Leviathan Bond Ltd., 6.750%, 06/30/2030[4]		1,885,000	2,009,881	0.83
Mizrahi Tefahot Bank Ltd., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.250%), 3.077%, 04/07/2031[3,4]		700,000	683,900	0.28
Teva Pharmaceutical Finance Co. LLC, 6.150%, 02/01/2036		2,200,000	2,244,000	0.92
Teva Pharmaceutical Finance Netherlands II B.V., 4.375%, 05/09/2030	EUR	1,560,000	1,669,895	0.69
Teva Pharmaceutical Finance Netherlands III B.V., 6.750%, 03/01/2028		4,110,000	4,359,230	1.79
			15,917,187	6.54
Jamaica (Cost $2,375,668)
Digicel Group Holdings Ltd., 7.000%, 02/25/2022[5,7]		1,802,450	1,550,107	0.64
Digicel Group Holdings Ltd., 10.000%, 04/01/2024[5]		1,359,699	1,363,098	0.56
Digicel Ltd., 6.750%, 03/01/2023		825,000	801,290	0.33
			3,714,495	1.53
Kazakhstan (Cost $1,435,841)
Kazakhstan Temir Zholy Finance B.V., 6.950%, 07/10/2042		380,000	473,875	0.20
KazMunayGas National Co. JSC, 6.375%, 10/24/2048		270,000	326,637	0.13
Tengizchevroil Finance Co. International Ltd., 4.000%, 08/15/2026		210,000	216,334	0.09
Tengizchevroil Finance Co. International Ltd., 3.250%, 08/15/2030		350,000	340,566	0.14
			1,357,412	0.56
Kuwait (Cost $2,197,181)
MEGlobal Canada ULC, 5.875%, 05/18/2030		380,000	446,958	0.19
NBK Tier 1 Financing 2 Ltd., (Variable, USD Swap 6Y + 2.832%), 4.500%, 08/27/2025[3]		315,000	315,378	0.13
NBK Tier 1 Ltd., 3.625%, 08/24/2026[3]		800,000	779,144	0.32
Nbk Tier 2 Ltd., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.108%), 2.500%, 11/24/2030[3]		595,000	587,156	0.24
			2,128,636	0.88
Mexico (Cost $30,279,104)
Alfa S.A.B. de C.V., 6.875%, 03/25/2044		640,000	793,600	0.33
Axtel S.A.B. de C.V., 6.375%, 11/14/2024		786,000	809,187	0.33
Banco Mercantil del Norte S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.035%), 6.875%, 07/06/2022[3]		1,695,000	1,707,729	0.70
Banco Mercantil del Norte S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 5.353%), 7.625%, 01/10/2028[3]		905,000	924,385	0.38

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2022 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Mexico (continued)
Banco Mercantil del Norte S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 5.034%), 6.625%, 01/24/2032		1,160,000	$1,120,908	0.46
BBVA Bancomer S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.650%), 5.125%, 01/18/2033[3]		1,655,000	1,663,424	0.68
Braskem Idesa S.A.P.I., 7.450%, 11/15/2029		2,160,000	2,215,901	0.91
Braskem Idesa S.A.P.I., 6.990%, 02/20/2032		1,160,000	1,151,300	0.47
Cemex S.A.B. de C.V., 7.375%, 06/05/2027		520,000	566,618	0.23
Cemex S.A.B. de C.V., 5.450%, 11/19/2029		1,195,000	1,239,215	0.51
CIBANCO S.A. Institucion de Banca Multiple Trust CIB/3332, 4.375%, 07/22/2031		760,000	710,608	0.29
Cometa Energia S.A. de C.V., 6.375%, 04/24/2035		696,725	761,172	0.31
Comision Federal de Electricidad, 3.348%, 02/09/2031		480,000	448,205	0.18
Comision Federal de Electricidad, 4.677%, 02/09/2051		440,000	389,954	0.16
Corp. Inmobiliaria Vesta S.A.B. de C.V., 3.625%, 05/13/2031		400,000	388,744	0.16
Electricidad Firme de Mexico Holdings S.A. de C.V., 4.900%, 11/20/2026		1,010,000	989,810	0.41
Grupo Axo S.A.P.I. de C.V., 5.750%, 06/08/2026		1,725,000	1,718,549	0.71
Infraestructura Energetica Nova S.A.B. de C.V., 4.750%, 01/15/2051		380,000	365,754	0.15
Metalsa S.A. de C.V., 3.750%, 05/04/2031		705,000	655,657	0.27
Mexico Generadora de Energia S. de r.l., 5.500%, 12/06/2032		779,452	826,227	0.34
Nemak S.A.B. de C.V., 3.625%, 06/28/2031		600,000	554,328	0.23
Petroleos Mexicanos, 6.700%, 02/16/2032[4]		609,000	602,849	0.25
Petroleos Mexicanos, 6.750%, 09/21/2047		3,090,000	2,651,220	1.09
Petroleos Mexicanos, 7.690%, 01/23/2050		2,765,000	2,561,773	1.05
Petroleos Mexicanos, 6.950%, 01/28/2060		3,025,000	2,590,912	1.07
Trust Fibra Uno, 4.869%, 01/15/2030		625,000	644,531	0.27
Trust Fibra Uno, 6.390%, 01/15/2050		1,073,000	1,202,672	0.50
			30,255,232	12.44
Mongolia (Cost $1,308,402)
Mongolian Mining Corp., 1.660%, 04/01/2022[5,9]		2,120,888	827,146	0.34
Mongolian Mining Corp./Energy Resources LLC, 9.250%, 04/15/2024		229,000	177,590	0.07
			1,004,736	0.41
Morocco (Cost $1,008,715)
OCP S.A., 5.125%, 06/23/2051		1,035,000	936,675	0.39
			936,675	0.39
Panama (Cost $2,275,787)
AES Panama Generation Holdings SRL, 4.375%, 05/31/2030		575,000	572,131	0.23
C&W Senior Financing DAC, 6.875%, 09/15/2027		840,000	875,326	0.36
Cable Onda S.A., 4.500%, 01/30/2030		740,000	752,950	0.31
			2,200,407	0.90

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2022 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Peru (Cost $4,759,339)
Banco de Credito del Peru, (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.450%), 3.250%, 09/30/2031[3]		340,000	$332,353	0.14
Banco Internacional del Peru S.A.A. Interbank, 3.250%, 10/04/2026		310,000	314,805	0.13
Consorcio Transmantaro S.A., 4.375%, 05/07/2023		310,000	317,750	0.13
Hunt Oil Co. of Peru LLC Sucursal Del Peru, 6.375%, 06/01/2028		191,600	190,834	0.08
InRetail Consumer, 3.250%, 03/22/2028		260,000	252,203	0.10
Intercorp Peru Ltd., 3.875%, 08/15/2029		420,000	405,552	0.17
Kallpa Generacion S.A., 4.125%, 08/16/2027		310,000	314,265	0.13
Minsur S.A., 4.500%, 10/28/2031		900,000	902,250	0.37
Peru LNG S.R.L., 5.375%, 03/22/2030		2,005,000	1,732,781	0.71
			4,762,793	1.96
Poland (Cost $2,163,259)
GTC Aurora Luxembourg S.A., 2.250%, 06/23/2026	EUR	775,000	845,910	0.35
Oriflame Investment Holding PLC, 5.125%, 05/04/2026		1,205,000	1,070,643	0.44
			1,916,553	0.79
Qatar (Cost $1,963,668)
ABQ Finance Ltd., 3.125%, 09/24/2024		305,000	312,625	0.13
Doha Finance Ltd., 2.375%, 03/31/2026		335,000	329,975	0.14
Nakilat, Inc., 6.067%, 12/31/2033		132,653	158,852	0.06
QIB Sukuk Ltd., (Floating, ICE LIBOR USD 3M + 1.350%), 1.494%, 02/07/2025		1,160,000	1,168,874	0.48
			1,970,326	0.81
Romania (Cost $427,546)
NE Property B.V., 1.875%, 10/09/2026	EUR	385,000	436,546	0.18
			436,546	0.18
Russian Federation (Cost $11,455,283)
Credit Bank of Moscow Via CBOM Finance PLC, (Variable, USD Swap 5Y + 6.942%), 8.875%, 11/10/2022[3]		1,175,000	1,041,849	0.43
Credit Bank of Moscow Via CBOM Finance PLC, (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 6.561%), 7.625%, 04/04/2027		2,000,000	1,560,000	0.64
Credit Bank of Moscow Via CBOM Finance PLC, (Variable, USD Swap 5Y + 5.416%), 7.500%, 10/05/2027[3]		3,829,000	3,426,955	1.41
Gazprom PJSC Via Gaz Capital S.A., 8.625%, 04/28/2034		260,000	341,297	0.14
Gazprom PJSC via Gaz Finance PLC, 3.000%, 06/29/2027		325,000	301,153	0.12
Lukoil Capital DAC, 3.600%, 10/26/2031		290,000	263,393	0.11
Lukoil Securities B.V., 3.875%, 05/06/2030		430,000	405,275	0.17
Metalloinvest Finance DAC, 3.375%, 10/22/2028		600,000	553,524	0.23
PJSC Koks via IMH Capital DAC, 5.900%, 09/23/2025		550,000	533,500	0.22
Sovcombank Via SovCom Capital DAC, (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 6.362%), 7.600%, 02/17/2027		1,605,000	1,442,734	0.59
VEON Holdings B.V., 4.000%, 04/09/2025		414,000	400,947	0.16

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2022 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Russian Federation (continued)
VEON Holdings B.V., 3.375%, 11/25/2027		200,000	$182,086	0.08
			10,452,713	4.30
Saudi Arabia (Cost $6,721,887)
Acwa Power Management And Investments One Ltd., 5.950%, 12/15/2039		768,537	882,665	0.36
Arabian Centres Sukuk II Ltd., 5.625%, 10/07/2026		1,725,000	1,668,248	0.69
Dar Al-Arkan Sukuk Co. Ltd., 6.750%, 02/15/2025		1,300,000	1,343,940	0.55
EIG Pearl Holdings S.a.r.l., 3.545%, 08/31/2036[4]		420,000	418,774	0.17
EIG Pearl Holdings S.a.r.l., 4.387%, 11/30/2046[4]		520,000	517,514	0.21
Riyad Sukuk Ltd., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.791%), 3.174%, 02/25/2030[3]		200,000	200,230	0.08
SA Global Sukuk Ltd., 1.602%, 06/17/2026		330,000	319,391	0.13
SA Global Sukuk Ltd., 2.694%, 06/17/2031		440,000	434,896	0.18
Saudi Arabian Oil Co., 4.250%, 04/16/2039		435,000	469,365	0.20
Saudi Electricity Global Sukuk Co. 3, 5.500%, 04/08/2044		300,000	369,000	0.15
			6,624,023	2.72
Singapore (Cost $4,578,321)
DBS Group Holdings Ltd., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.915%), 3.300%, 02/27/2025[3]		370,000	371,458	0.15
GLP Pte. Ltd., 3.875%, 06/04/2025		800,000	822,600	0.34
Puma International Financing S.A., 5.000%, 01/24/2026		3,580,000	3,567,470	1.46
United Overseas Bank Ltd., (Variable, USD Swap 5Y + 1.794%), 3.875%, 10/19/2023[3]		255,000	260,418	0.11
			5,021,946	2.06
South Africa (Cost $9,451,849)
Absa Group Ltd., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.411%), 6.375%, 05/27/2026[3]		1,210,000	1,210,353	0.50
AngloGold Ashanti Holdings PLC, 3.375%, 11/01/2028		470,000	454,537	0.19
AngloGold Ashanti Holdings PLC, 3.750%, 10/01/2030		345,000	338,549	0.14
Liquid Telecommunications Financing PLC, 5.500%, 09/04/2026		1,430,000	1,441,440	0.59
MTN Mauritius Investments Ltd., 6.500%, 10/13/2026		1,690,000	1,857,682	0.76
Prosus N.V., 3.680%, 01/21/2030		300,000	293,261	0.12
Prosus N.V., 3.061%, 07/13/2031		610,000	560,571	0.23
Sasol Financing U.S.A. LLC, 4.375%, 09/18/2026		500,000	493,750	0.20
Sasol Financing U.S.A. LLC, 6.500%, 09/27/2028		1,615,000	1,703,825	0.70
Sasol Financing U.S.A. LLC, 5.500%, 03/18/2031		1,060,000	1,036,150	0.43
			9,390,118	3.86
South Korea (Cost $773,530)
Kookmin Bank, 2.500%, 11/04/2030		240,000	229,181	0.09
Shinhan Financial Group Co. Ltd., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.500%), 3.340%, 02/05/2030[3]		515,000	523,937	0.22
			753,118	0.31

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2022 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Taiwan (Cost $367,138)
Foxconn Far East Ltd., 2.500%, 10/28/2030		355,000	$347,023	0.14
			347,023	0.14
Tanzania (Cost $1,234,223)
HTA Group Ltd., 7.000%, 12/18/2025		1,175,000	1,222,540	0.50
			1,222,540	0.50
Thailand (Cost $1,425,661)
Bangkok Bank PCL, 9.025%, 03/15/2029		530,000	705,968	0.29
GC Treasury Center Co. Ltd., 2.980%, 03/18/2031		385,000	380,099	0.16
PTTEP Treasury Center Co. Ltd., 3.903%, 12/06/2059		295,000	294,731	0.12
			1,380,798	0.57
Turkey (Cost $8,416,708)
Akbank T.A.S., (Variable, USD Swap 5Y + 5.026%), 7.200%, 03/16/2027[3]		215,000	214,226	0.09
Akbank T.A.S., (Variable, USD Swap 5Y + 4.029%), 6.797%, 04/27/2028[3]		1,564,000	1,529,457	0.63
Turkiye Garanti Bankasi A.S., (Variable, USD Swap 5Y + 4.220%), 6.125%, 05/24/2027[3]		1,575,000	1,562,454	0.64
Turkiye Is Bankasi A.S., (Variable, USD Swap 5Y + 5.117%), 7.000%, 06/29/2028[3]		1,276,000	1,256,860	0.51
Yapi ve Kredi Bankasi A.S., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 7.415%), 7.875%, 01/22/2031[3]		655,000	651,699	0.27
Zorlu Yenilenebilir Enerji A.S., 9.000%, 06/01/2026		3,385,000	3,057,061	1.26
			8,271,757	3.40
Ukraine (Cost $6,456,348)
Metinvest B.V., 8.500%, 04/23/2026		1,740,000	1,539,900	0.64
Metinvest B.V., 7.750%, 10/17/2029		2,065,000	1,769,395	0.73
NGD Holdings B.V., 6.750%, 12/31/2026		934,092	760,351	0.31
VF Ukraine PAT via VFU Funding PLC, 6.200%, 02/11/2025		1,785,000	1,660,050	0.68
			5,729,696	2.36
United Arab Emirates (Cost $5,021,483)
Abu Dhabi National Energy Co. PJSC, 6.500%, 10/27/2036		235,000	324,594	0.13
Aldar Sukuk No. 2 Ltd., 3.875%, 10/22/2029		260,000	271,505	0.11
DP World Ltd., 6.850%, 07/02/2037		800,000	999,936	0.41
DP World Salaam, (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.750%), 6.000%, 10/01/2025[3]		1,715,000	1,833,301	0.76
First Abu Dhabi Bank PJSC, (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.138%), 4.500%, 04/05/2026[3]		580,000	597,400	0.25
Galaxy Pipeline Assets Bidco Ltd., 2.940%, 09/30/2040		980,000	932,105	0.38
			4,958,841	2.04
Venezuela (Cost $8,318,882)
Petroleos de Venezuela S.A., 8.500%, 10/27/2020[6,7]		7,112,500	1,031,312	0.42
Petroleos de Venezuela S.A., 9.750%, 05/17/2035[6]		6,744,093	244,811	0.10
			1,276,123	0.52

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2022 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Zambia (Cost $5,890,064)
First Quantum Minerals Ltd., 7.250%, 04/01/2023		2,342,000	$2,350,730	0.97
First Quantum Minerals Ltd., 6.875%, 03/01/2026		2,540,000	2,622,550	1.08
First Quantum Minerals Ltd., 6.875%, 10/15/2027		1,100,000	1,168,750	0.48
			6,142,030	2.53
Total Debt Securities (Cost $274,621,083)			232,305,533	95.52
Bank Loans
Brazil (Cost $2,100,000)
Samarco Mineracao S.A., 0.009%, 09/09/2018[7,9,11]		3,000,000	1,635,000	0.67
			1,635,000	0.67
Czech Republic (Cost $362,934)
New World Resources N.V., 8.500%, 10/07/2016[7,8,9]	EUR	731,887	—	—
			—	—
Ghana (Cost $1,714,545)
Karpower International B.V., 8.920%, 11/16/2023[9,11]		1,714,546	1,714,546	0.71
			1,714,546	0.71
Total Bank Loans (Cost $4,177,479)			3,349,546	1.38

	Currency[1]	Shares	Value	% of Net Assets
Equity Securities
Czech Republic (Cost $1,093,254)
New World Resources PLC, Class A*,8	GBP	36,580,138	$—	—
			—	—
Niger (Cost $877,496)
Savannah Energy PLC*	GBP	2,258,852	850,620	0.35
			850,620	0.35
Total Equity Securities (Cost $1,970,750)			850,620	0.35
Total Investments (Total Cost $280,769,312)			236,505,699	97.25
Other Assets Less Liabilities			6,692,808	2.75
Net Assets			$243,198,507	100.00

*	Non-income producing security.
[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Step coupon bond. Rate as of January 31, 2022 is disclosed.
[3]	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
[4]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.
[5]	Security is a payment-in-kind bond, and unless otherwise noted in the description of the security, pays its entire coupon on an in-kind basis.

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2022 (Unaudited)
[6]	Issuer has defaulted on terms of debt obligation.
[7]	Maturity has been extended under the terms of a plan of reorganization.
[8]	Security has been deemed worthless and is a Level 3 investment.
[9]	Zero coupon bond – interest rate reflects effective yield on the date of purchase.
[10]	Restricted security that has been deemed illiquid. At January 31, 2022 the value of these restricted illiquid securities amount to $0 or 0.00% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION DATE	ACQUISITION COST
New World Resources N.V., 16.650%, 10/07/2020	10/7/2014	$-

[11]	Security is a Level 3 investment.
Percentages shown are based on net assets.
At January 31, 2022, the Ashmore Emerging Markets Corporate Income Fund had outstanding forward foreign currency exchange contracts as follows:
Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
02/16/2022	Morgan Stanley	United States Dollar	760,258	British Pound	560,000	$7,188
02/16/2022	BNP Paribas	United States Dollar	3,077,996	Euro	2,715,812	26,006
Subtotal Appreciation						33,194
Total						$33,194
U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.
Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.
Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.
The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Corporate Income Fund’s investments and other financial instruments, which are carried at fair value, as of January 31, 2022:

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2022 (Unaudited)
	Level 1	Level 2	Level 3	Total
Investments
Assets:
Debt Securities
Corporate Bonds	$—	$199,389,801	$950,000	$200,339,801
Corporate Convertible Bonds	—	8,993,749	—	8,993,749
Financial Certificates	—	7,609,385	—	7,609,385
Government Agencies	—	15,362,598	—	15,362,598
Total Debt Securities	—	231,355,533	950,000	232,305,533
Bank Loans
Brazil	—	—	1,635,000	1,635,000
Ghana	—	—	1,714,546	1,714,546
Total Bank Loans	—	—	3,349,546	3,349,546
Equity Securities
Common Stock
Niger	850,620	—	—	850,620
Total Common Stock	850,620	—	—	850,620
Total Investments	$850,620	$231,355,533	$4,299,546	$236,505,699

Other Financial Instruments
Assets:
Forward Foreign Currency Exchange Contracts	$—	$33,194	$—	$33,194
Total Other Financial Instruments	$—	$33,194	$—	$33,194
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used for the Fund during the period ended January 31, 2022:
Category and Subcategory	Beginning Balance at 10/31/2021	Accrued Discounts (Premiums)	Purchases	Sales	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 01/31/2022	Change in Unrealized Appreciation (Depreciation) from Investments still held 01/31/2022
Investments, at value
Bank Loans
Brazil	$1,800,000	$—	$—	$—	$—	$(165,000)	$—	$—	$1,635,000	$(165,000)
Ghana	2,121,750	—	—	(428,637)	—	21,433	—	—	1,714,546	21,433
Common Stock
Niger	598,176	—	—	—	—	252,444	—	(850,620)	—	252,444
Corporate Bonds
Guatemala	—	—	—	—	—	—	950,000	—	950,000	—
Total	$4,519,926	$—	$—	$(428,637)	$—	$108,877	$950,000	$(850,620)	$4,299,546	$108,877
The following table on “Quantitative information about Level 3 Fair Value measurements” provides information on the valuation techniques and inputs used to value Level 3 securities at January 31, 2022:

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2022 (Unaudited)
Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at 01/31/2022	Valuation Technique	Unobservable Input
Bank Loans	$3,349,546	Broker Quote	Inputs to broker model
Corporate Bonds	950,000	Priced at Cost	Cost of security
Total	$4,299,546

ASHMORE EMERGING MARKETS SHORT DURATION FUND
SCHEDULE OF INVESTMENTS
As of January 31, 2022 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Debt Securities
Argentina (Cost $4,603,602)
IRSA Propiedades Comerciales S.A., 8.750%, 03/23/2023		3,043,000	$2,951,710	2.59
YPF S.A., (Step to 9.000% on 01/01/2023), 4.000%, 02/12/2026[2]		1,950,000	1,624,448	1.42
			4,576,158	4.01
Bahrain (Cost $1,856,965)
BBK BSC, 5.500%, 07/09/2024		1,770,000	1,836,375	1.61
			1,836,375	1.61
Belarus (Cost $1,511,022)
Eurotorg LLC Via Bonitron DAC, 9.000%, 10/22/2025		1,400,000	1,414,000	1.24
			1,414,000	1.24
Brazil (Cost $19,380,470)
Azul Investments LLP, 5.875%, 10/26/2024		2,630,000	2,430,541	2.13
Gol Finance S.A., 7.000%, 01/31/2025		3,140,000	2,711,170	2.38
InterCement Financial Operations B.V., 5.750%, 07/17/2024		6,930,000	6,089,807	5.33
Oi S.A., 10.000%, 07/27/2025[3]		9,410,000	7,822,062	6.85
			19,053,580	16.69
China (Cost $52,529,254)
Central China Real Estate Ltd., 6.875%, 08/08/2022		1,500,000	1,027,500	0.90
CFLD Cayman Investment Ltd., 8.625%, 02/28/2021[4,5]		600,000	150,000	0.13
CFLD Cayman Investment Ltd., 9.000%, 07/31/2021[4,5]		780,000	196,950	0.17
CFLD Cayman Investment Ltd., 8.600%, 04/08/2024		1,035,000	259,267	0.23
CFLD Cayman Investment Ltd., 8.050%, 01/13/2025		2,975,000	751,187	0.66
China Evergrande Group, 8.250%, 03/23/2022		5,721,000	1,051,234	0.92
China Evergrande Group, 10.000%, 04/11/2023		6,395,000	1,023,200	0.90
Fantasia Holdings Group Co. Ltd., 12.250%, 10/18/2022		4,000,000	780,000	0.68
Fantasia Holdings Group Co. Ltd., 10.875%, 01/09/2023		4,160,000	826,800	0.73
Fantasia Holdings Group Co. Ltd., 11.875%, 06/01/2023		1,510,000	300,113	0.26
Kaisa Group Holdings Ltd., 11.500%, 01/30/2023		4,875,000	1,304,062	1.14
Kaisa Group Holdings Ltd., 10.875%, 07/23/2023		3,930,000	1,051,275	0.92
Kaisa Group Holdings Ltd., 11.250%, 04/16/2025		4,280,000	1,144,900	1.00
Prime Bloom Holdings Ltd., 6.950%, 07/05/2022		6,470,000	1,132,250	0.99
Radiance Capital Investments Ltd., 8.800%, 09/17/2023		1,600,000	1,456,000	1.28
Scenery Journey Ltd., 11.500%, 10/24/2022		1,890,000	189,000	0.17
Sunac China Holdings Ltd., 7.250%, 06/14/2022		690,000	526,125	0.46
Sunac China Holdings Ltd., 7.950%, 08/08/2022		730,000	514,796	0.45
Tunghsu Venus Holdings Ltd., 7.000%, 06/12/2020[4,5]		2,640,000	708,840	0.62
			14,393,499	12.61
Ghana (Cost $1,934,417)
Tullow Oil PLC, 10.250%, 05/15/2026		1,865,000	1,883,650	1.65
			1,883,650	1.65

ASHMORE EMERGING MARKETS SHORT DURATION FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2022 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
India (Cost $3,247,308)
Vedanta Resources Ltd., 6.375%, 07/30/2022		3,264,000	$3,229,630	2.83
			3,229,630	2.83
Iraq (Cost $3,667,322)
DNO A.S.A., 8.375%, 05/29/2024[6]		3,610,000	3,736,350	3.27
			3,736,350	3.27
Jamaica (Cost $5,066,122)
Digicel Group Holdings Ltd., 7.000%, 02/25/2022[3]		115,191	99,064	0.09
Digicel Group Holdings Ltd., 10.000%, 04/01/2024[3]		2,389,768	2,395,743	2.10
Digicel International Finance Ltd./Digicel International Holdings Ltd., 8.750%, 05/25/2024		3,000,000	3,075,000	2.69
			5,569,807	4.88
Lebanon (Cost $40,739,989)
Lebanon (Rep of), 6.375%, 03/09/2020[4,5]		8,544,000	898,829	0.78
Lebanon (Rep of), 5.800%, 04/14/2020[4,5]		20,487,000	2,155,232	1.89
Lebanon (Rep of), 6.150%, 06/19/2020[4,5]		14,006,000	1,473,431	1.29
			4,527,492	3.96
Mexico (Cost $9,725,544)
Grupo Axo S.A.P.I. de C.V., 5.750%, 06/08/2026		1,025,000	1,021,166	0.90
Petroleos Mexicanos, 6.875%, 10/16/2025		8,043,000	8,646,225	7.57
			9,667,391	8.47
Poland (Cost $266,617)
Oriflame Investment Holding PLC, 5.125%, 05/04/2026		260,000	231,010	0.20
			231,010	0.20
Saudi Arabia (Cost $5,372,523)
Arabian Centres Sukuk Ltd., 5.375%, 11/26/2024		2,799,000	2,743,020	2.40
Dar Al-Arkan Sukuk Co. Ltd., 6.750%, 02/15/2025		2,575,000	2,662,035	2.33
			5,405,055	4.73
Singapore (Cost $4,967,741)
Puma International Financing S.A., 5.125%, 10/06/2024		5,400,000	5,373,540	4.71
			5,373,540	4.71
Ukraine (Cost $6,541,264)
Metinvest B.V., 5.625%, 06/17/2025	EUR	940,000	932,528	0.81
Metinvest B.V., 8.500%, 04/23/2026		2,090,000	1,849,650	1.62
VF Ukraine PAT via VFU Funding PLC, 6.200%, 02/11/2025		2,995,000	2,785,350	2.44
			5,567,528	4.87
Venezuela (Cost $32,680,072)
Petroleos de Venezuela S.A., 8.500%, 10/27/2020[4,5]		37,855,500	5,489,048	4.81
			5,489,048	4.81
Zambia (Cost $5,174,187)
First Quantum Minerals Ltd., 7.250%, 04/01/2023		1,154,000	1,158,302	1.01

ASHMORE EMERGING MARKETS SHORT DURATION FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2022 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Zambia (continued)
First Quantum Minerals Ltd., 6.500%, 03/01/2024		4,160,000	$4,206,800	3.69
			5,365,102	4.70
Total Debt Securities (Cost $199,264,419)			97,319,215	85.24
Total Investments (Total Cost $199,264,419)			97,319,215	85.24
Other Assets Less Liabilities			16,850,971	14.76
Net Assets			$114,170,186	100.00

[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Step coupon bond. Rate as of January 31, 2022 is disclosed.
[3]	Security is a payment-in-kind bond, and unless otherwise noted in the description of the security, pays its entire coupon on an in-kind basis.
[4]	Issuer has defaulted on terms of debt obligation.
[5]	Maturity has been extended under the terms of a plan of reorganization.
[6]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.
Percentages shown are based on net assets.
At January 31, 2022, the Ashmore Emerging Markets Short Duration Fund had outstanding forward foreign currency exchange contracts as follows:
Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
02/16/2022	Barclays	United States Dollar	1,132,442	Euro	1,000,246	$8,380
Subtotal Appreciation						8,380
Total						$8,380

ASHMORE EMERGING MARKETS SHORT DURATION FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2022 (Unaudited)
U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.
Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.
Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.
The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Short Duration Fund’s investments and other financial instruments, which are carried at fair value, as of January 31, 2022:
	Level 1	Level 2	Level 3	Total
Investments
Assets:
Debt Securities
Corporate Bonds	$—	$77,115,995	$—	$77,115,995
Financial Certificates	—	5,405,055	—	5,405,055
Government Agencies	—	10,270,673	—	10,270,673
Government Bonds	—	4,527,492	—	4,527,492
Total Debt Securities	—	97,319,215	—	97,319,215
Total Investments	$—	$97,319,215	$—	$97,319,215

Other Financial Instruments
Assets:
Forward Foreign Currency Exchange Contracts	$—	$8,380	$—	$8,380
Total Other Financial Instruments	$—	$8,380	$—	$8,380

ASHMORE EMERGING MARKETS ACTIVE EQUITY FUND
SCHEDULE OF INVESTMENTS
As of January 31, 2022 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
Common Stocks
Brazil (Cost $5,544,004)
CSN Mineracao S.A.	BRL	800,600	$1,052,369	1.07
Hypera S.A.*	BRL	272,800	1,598,239	1.63
MercadoLibre, Inc.*		884	1,000,741	1.02
Vale S.A.	BRL	66,300	1,009,714	1.03
Vale S.A. ADR		78,643	1,193,801	1.21
			5,854,864	5.96
China (Cost $23,948,659)
Alibaba Group Holding Ltd.*	HKD	139,800	2,194,629	2.23
Alibaba Group Holding Ltd. ADR*		14,441	1,816,533	1.85
ANTA Sports Products Ltd.	HKD	43,200	648,117	0.66
China International Capital Corp. Ltd., Class H2	HKD	914,400	2,485,241	2.53
China Vanke Co. Ltd., Class H	HKD	183,800	474,952	0.48
JD.com, Inc., Class A*	HKD	73,623	2,745,408	2.79
Meituan, Class B*,2	HKD	19,800	563,345	0.57
NARI Technology Co. Ltd., Class A	CNH	286,100	1,598,732	1.63
NetEase, Inc.	HKD	147,400	3,041,117	3.09
Shenzhen Inovance Technology Co. Ltd., Class A	CNH	146,197	1,391,136	1.42
Sungrow Power Supply Co. Ltd., Class A	CNH	68,299	1,232,739	1.26
Tencent Holdings Ltd.	HKD	76,500	4,669,355	4.75
			22,861,304	23.26
Hong Kong (Cost $1,367,758)
AIA Group Ltd.	HKD	118,600	1,231,930	1.25
			1,231,930	1.25
India (Cost $14,521,940)
HDFC Bank Ltd. ADR		62,667	4,300,836	4.38
ICICI Bank Ltd. ADR		181,018	3,933,521	4.00
Infosys Ltd. ADR		151,837	3,578,798	3.64
Maruti Suzuki India Ltd.	INR	9,065	1,046,518	1.07
Tata Consultancy Services Ltd.	INR	37,640	1,890,580	1.92
			14,750,253	15.01
Indonesia (Cost $1,523,096)
Bank Central Asia Tbk PT	IDR	3,148,900	1,678,964	1.71
			1,678,964	1.71
Mexico (Cost $5,216,156)
Cemex S.A.B. de C.V. ADR (Participation Certificate)*		225,833	1,382,098	1.41
Grupo Mexico S.A.B. de C.V., Series B	MXN	542,867	2,331,422	2.37
Wal-Mart de Mexico S.A.B. de C.V.	MXN	394,150	1,340,202	1.36
			5,053,722	5.14

ASHMORE EMERGING MARKETS ACTIVE EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2022 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
Panama (Cost $947,092)
Copa Holdings S.A., Class A*		11,741	$981,313	1.00
			981,313	1.00
Peru (Cost $1,711,160)
Credicorp Ltd.		13,742	1,968,129	2.00
			1,968,129	2.00
Russian Federation (Cost $5,051,983)
Gazprom PJSC	RUB	297,640	1,279,707	1.30
Gazprom PJSC ADR		32,654	285,367	0.29
LUKOIL PJSC ADR		12,180	1,092,388	1.11
Moscow Exchange MICEX-RTS PJSC	RUB	520,270	979,343	1.00
Sberbank of Russia PJSC ADR		99,600	1,399,824	1.42
			5,036,629	5.12
South Korea (Cost $14,693,569)
Hyundai Motor Co.	KRW	7,923	1,271,461	1.29
Kia Corp.	KRW	14,165	983,994	1.00
LG Chem Ltd.*	KRW	1,623	871,286	0.89
LG Household & Health Care Ltd.	KRW	1,382	1,124,124	1.14
POSCO	KRW	2,780	628,458	0.64
Samsung Electronics Co. Ltd.	KRW	55,863	3,460,184	3.52
Samsung Electronics Co. Ltd. GDR (Registered)		483	754,386	0.77
Shinhan Financial Group Co. Ltd.	KRW	48,871	1,563,539	1.59
SK Hynix, Inc.	KRW	25,128	2,613,213	2.66
			13,270,645	13.50
Taiwan (Cost $12,375,507)
Globalwafers Co. Ltd.	TWD	34,000	977,500	0.99
Hon Hai Precision Industry Co. Ltd.	TWD	449,000	1,670,402	1.70
Largan Precision Co. Ltd.	TWD	6,000	440,461	0.45
Taiwan Semiconductor Manufacturing Co. Ltd.	TWD	318,021	7,242,286	7.37
Taiwan Semiconductor Manufacturing Co. Ltd. ADR		10,807	1,325,262	1.35
Vanguard International Semiconductor Corp.	TWD	277,000	1,351,744	1.37
			13,007,655	13.23
Zambia (Cost $1,167,745)
First Quantum Minerals Ltd.	CAD	49,071	1,208,680	1.23
			1,208,680	1.23
Total Common Stocks (Cost $88,068,669)			86,904,088	88.41
Preferred Stocks
Colombia (Cost $964,778)
Bancolombia S.A. ADR, 0.637%[3]		28,618	1,018,229	1.03
			1,018,229	1.03

ASHMORE EMERGING MARKETS ACTIVE EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2022 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
South Korea (Cost $613,198)
Samsung Electronics Co. Ltd., 2.154%[3]	KRW	9,941	$557,199	0.57
			557,199	0.57
Total Preferred Stocks (Cost $1,577,976)			1,575,428	1.60
Total Investments (Total Cost $89,646,645)			88,479,516	90.01
Other Assets Less Liabilities			9,817,295	9.99
Net Assets			$98,296,811	100.00

*	Non-income producing security.
[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.
[3]	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
Percentages shown are based on net assets.
At January 31, 2022, the industry sectors for the Ashmore Emerging Markets Active Equity Fund were:
Sector	Percentage of Net Assets
Communication Services	7.8%
Consumer Discretionary	12.5
Consumer Staples	2.5
Energy	2.7
Financials	20.9
Health Care	1.6
Industrials	5.3
Information Technology	26.3
Materials	9.9
Real Estate	0.5
Total Investments	90.0
Other Assets Less Liabilities	10.0
Net Assets	100.0%
At January 31, 2022, the Ashmore Emerging Markets Active Equity Fund had outstanding forward foreign currency exchange contracts as follows:
Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
02/07/2022	Brown Brothers Harriman	United States Dollar	531,391	Hong Kong Dollar	4,141,048	$287
Subtotal Appreciation						287
Total						$287

ASHMORE EMERGING MARKETS ACTIVE EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2022 (Unaudited)
U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.
Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.
Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.
The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Active Equity Fund’s investments and other financial instruments, which are carried at fair value, as of January 31, 2022:
	Level 1	Level 2	Level 3	Total
Investments
Assets:
Common Stocks
Brazil	$5,854,864	$—	$—	$5,854,864
China	1,816,533	21,044,771	—	22,861,304
Hong Kong	—	1,231,930	—	1,231,930
India	11,813,155	2,937,098	—	14,750,253
Indonesia	—	1,678,964	—	1,678,964
Mexico	5,053,722	—	—	5,053,722
Panama	981,313	—	—	981,313
Peru	1,968,129	—	—	1,968,129
Russian Federation	—	5,036,629	—	5,036,629
South Korea	—	13,270,645	—	13,270,645
Taiwan	1,325,262	11,682,393	—	13,007,655
Zambia	1,208,680	—	—	1,208,680
Total Common Stocks	30,021,658	56,882,430	—	86,904,088
Preferred Stocks
Colombia	1,018,229	—	—	1,018,229
South Korea	—	557,199	—	557,199
Total Preferred Stocks	1,018,229	557,199	—	1,575,428
Total Investments	$31,039,887	$57,439,629	$—	$88,479,516

Other Financial Instruments
Assets:
Forward Foreign Currency Exchange Contracts	$—	$287	$—	$287
Total Other Financial Instruments	$—	$287	$—	$287

ASHMORE EMERGING MARKETS SMALL-CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
As of January 31, 2022 (Unaudited)
	Currency	Shares	Value	% of Net Assets
Common Stocks
Brazil (Cost $1,284,431)
Arco Platform Ltd., Class A*		7,700	$162,855	1.60
Arezzo Industria e Comercio S.A.	BRL	9,400	144,786	1.43
Sinqia S.A.*	BRL	56,200	201,723	1.98
TOTVS S.A.	BRL	20,100	110,037	1.08
Vasta Platform Ltd.*		40,500	213,840	2.10
Zenvia, Inc., Class A*		17,500	103,250	1.02
			936,491	9.21
China (Cost $1,998,583)
Angang Steel Co. Ltd., Class H	HKD	366,000	161,390	1.59
Baozun, Inc. ADR*		7,193	95,379	0.94
Chinasoft International Ltd.*	HKD	148,000	147,576	1.45
Fu Shou Yuan International Group Ltd.	HKD	274,000	215,131	2.11
Hefei Meiya Optoelectronic Technology, Inc., Class A	CNH	28,619	151,491	1.49
JNBY Design Ltd.	HKD	212,000	312,838	3.08
Noah Holdings Ltd. ADR*		5,300	166,367	1.64
Xiabuxiabu Catering Management China Holdings Co. Ltd.*,1	HKD	279,500	176,203	1.73
			1,426,375	14.03
India (Cost $1,281,224)
Bajaj Consumer Care Ltd.	INR	49,517	120,714	1.19
Granules India Ltd.	INR	70,883	289,861	2.85
Indian Energy Exchange Ltd.[1]	INR	59,160	188,620	1.86
Prince Pipes & Fittings Ltd.	INR	22,574	203,264	2.00
PVR Ltd.*	INR	5,504	118,577	1.17
Quess Corp. Ltd.[1]	INR	37,087	360,434	3.54
Radico Khaitan Ltd.	INR	10,902	158,097	1.55
V-Mart Retail Ltd.*	INR	3,985	201,671	1.98
			1,641,238	16.14
Indonesia (Cost $174,289)
Ace Hardware Indonesia Tbk PT	IDR	1,905,200	164,081	1.61
			164,081	1.61
Malaysia (Cost $419,015)
My EG Services Bhd.	MYR	2,504,224	582,939	5.73
			582,939	5.73
Mexico (Cost $488,771)
Genomma Lab Internacional S.A.B. de C.V., Class B	MXN	247,000	245,348	2.41
Grupo Aeroportuario del Centro Norte S.A.B. de C.V. ADR		5,900	317,184	3.12
			562,532	5.53
Peru (Cost $293,087)
Alicorp S.A.A.	PEN	137,099	244,594	2.41
			244,594	2.41

ASHMORE EMERGING MARKETS SMALL-CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2022 (Unaudited)
	Currency	Shares	Value	% of Net Assets
Russian Federation (Cost $625,175)
Detsky Mir PJSC[1]	RUB	121,200	$160,942	1.58
Fix Price Group Ltd. GDR[1]		24,412	138,660	1.36
Fix Price Group Ltd. GDR (Registered)		12,936	74,093	0.73
HeadHunter Group PLC ADR		2,837	125,707	1.24
			499,402	4.91
South Africa (Cost $194,805)
Karooooo Ltd.*		6,918	244,158	2.40
			244,158	2.40
South Korea (Cost $2,211,097)
Dentium Co. Ltd.	KRW	7,676	360,368	3.55
Douzone Bizon Co. Ltd.	KRW	4,727	209,506	2.06
Hana Materials, Inc.	KRW	3,729	175,895	1.73
Hansol Chemical Co. Ltd.	KRW	1,495	267,530	2.63
Hugel, Inc.	KRW	2,127	248,971	2.45
KoMiCo Ltd.	KRW	6,554	311,801	3.07
NHN KCP Corp.*	KRW	4,477	90,679	0.89
Park Systems Corp.	KRW	1,670	169,009	1.66
SKC Co. Ltd.	KRW	1,256	151,256	1.49
Tokai Carbon Korea Co. Ltd.	KRW	1,500	163,085	1.60
			2,148,100	21.13
Taiwan (Cost $1,736,696)
Andes Technology Corp.	TWD	10,000	154,829	1.52
eCloudvalley Digital Technology Co. Ltd.	TWD	19,281	187,689	1.85
Nien Made Enterprise Co. Ltd.	TWD	8,000	113,434	1.11
Parade Technologies Ltd.	TWD	3,000	222,224	2.18
Poya International Co. Ltd.	TWD	23,510	355,740	3.50
Sensortek Technology Corp.	TWD	13,000	214,152	2.11
Sinbon Electronics Co. Ltd.	TWD	13,000	127,152	1.25
Sporton International, Inc.	TWD	18,900	143,008	1.41
Sunonwealth Electric Machine Industry Co. Ltd.	TWD	126,000	192,495	1.89
			1,710,723	16.82
Total Common Stocks (Cost $10,707,173)			10,160,633	99.92
Total Investments (Total Cost $10,707,173)			10,160,633	99.92
Other Assets Less Liabilities			7,926	0.08
Net Assets			$10,168,559	100.00

*	Non-income producing security.
[1]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.
Percentages shown are based on net assets.

ASHMORE EMERGING MARKETS SMALL-CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2022 (Unaudited)
At January 31, 2022, the industry sectors for the Ashmore Emerging Markets Small-Cap Equity Fund were:
Sector	Percentage of Net Assets
Communication Services	1.2%
Consumer Discretionary	24.9
Consumer Staples	5.1
Financials	3.5
Health Care	11.2
Industrials	14.7
Information Technology	33.6
Materials	5.7
Total Investments	99.9
Other Assets Less Liabilities	0.1
Net Assets	100.0%

ASHMORE EMERGING MARKETS SMALL-CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2022 (Unaudited)
U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.
Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.
Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.
The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Small-Cap Equity Fund’s investments and other financial instruments, which are carried at fair value, as of January 31, 2022:
	Level 1	Level 2	Level 3	Total
Investments
Assets:
Common Stocks
Brazil	$936,491	$—	$—	$936,491
China	261,746	1,164,629	—	1,426,375
India	—	1,641,238	—	1,641,238
Indonesia	—	164,081	—	164,081
Malaysia	—	582,939	—	582,939
Mexico	562,532	—	—	562,532
Peru	244,594	—	—	244,594
Russian Federation	264,367	235,035	—	499,402
South Africa	244,158	—	—	244,158
South Korea	—	2,148,100	—	2,148,100
Taiwan	—	1,710,723	—	1,710,723
Total Common Stocks	2,513,888	7,646,745	—	10,160,633
Total Investments	$2,513,888	$7,646,745	$—	$10,160,633

ASHMORE EMERGING MARKETS FRONTIER EQUITY FUND
SCHEDULE OF INVESTMENTS
As of January 31, 2022 (Unaudited)
	Currency	Shares	Value	% of Net Assets
Common Stocks
Argentina (Cost $513,577)
Globant S.A.*		2,300	$586,914	0.77
			586,914	0.77
Bahrain (Cost $2,402,584)
Ahli United Bank BSC	KWD	2,855,456	2,652,833	3.48
			2,652,833	3.48
Brazil (Cost $746,014)
MercadoLibre, Inc.*		600	679,236	0.89
			679,236	0.89
Cambodia (Cost $515,248)
NagaCorp. Ltd.	HKD	528,000	419,713	0.55
			419,713	0.55
Egypt (Cost $4,743,903)
Commercial International Bank Egypt S.A.E.*	EGP	487,594	1,593,449	2.09
E-Finance for Digital & Financial Investments*	EGP	504,232	560,400	0.73
Fawry for Banking & Payment Technology Services S.A.E.*	EGP	1,195,106	751,601	0.99
Fertiglobe PLC*	AED	1,913,946	2,002,303	2.63
			4,907,753	6.44
Georgia (Cost $483,816)
Georgia Capital PLC*	GBP	65,667	570,612	0.75
			570,612	0.75
Ghana (Cost $714,029)
Scancom PLC	GHS	3,994,950	704,431	0.92
			704,431	0.92
Iceland (Cost $592,664)
Islandsbanki HF*	ISK	805,359	777,693	1.02
			777,693	1.02
Kazakhstan (Cost $4,992,858)
Halyk Savings Bank of Kazakhstan JSC GDR[1]		46,590	602,875	0.79
Halyk Savings Bank of Kazakhstan JSC GDR (Registered)		76,090	990,668	1.30
Kaspi.KZ JSC GDR[1]		13,904	1,181,840	1.55
Kaspi.KZ JSC GDR (Registered)		14,623	1,253,939	1.65
NAC Kazatomprom JSC GDR		31,950	1,016,522	1.33
			5,045,844	6.62
Kenya (Cost $2,110,726)
Equity Group Holdings PLC*	KES	2,141,700	949,494	1.24
Safaricom PLC	KES	4,820,800	1,562,247	2.05
			2,511,741	3.29
Kuwait (Cost $1,821,653)
Humansoft Holding Co. K.S.C.	KWD	55,932	575,802	0.75

ASHMORE EMERGING MARKETS FRONTIER EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2022 (Unaudited)
	Currency	Shares	Value	% of Net Assets
Kuwait (continued)
National Bank of Kuwait S.A.K.P.	KWD	477,381	$1,635,242	2.15
			2,211,044	2.90
Mauritius (Cost $805,635)
MCB Group Ltd.	MUR	131,585	954,024	1.25
			954,024	1.25
Morocco (Cost $2,987,442)
Attijariwafa Bank	MAD	26,470	1,388,296	1.82
Itissalat Al-Maghrib	MAD	61,807	906,009	1.19
Label Vie	MAD	1,638	912,240	1.20
			3,206,545	4.21
Pakistan (Cost $1,668,296)
Meezan Bank Ltd.	PKR	1,163,443	901,727	1.18
Systems Ltd.	PKR	261,390	1,088,294	1.43
			1,990,021	2.61
Peru (Cost $1,193,861)
Credicorp Ltd.		9,793	1,402,553	1.84
			1,402,553	1.84
Philippines (Cost $5,214,439)
Ayala Corp.	PHP	105,760	1,810,396	2.38
BDO Unibank, Inc.	PHP	315,430	839,810	1.10
GT Capital Holdings, Inc.	PHP	78,440	877,376	1.15
Puregold Price Club, Inc.	PHP	1,011,000	737,583	0.97
SM Prime Holdings, Inc.	PHP	1,445,000	998,684	1.31
			5,263,849	6.91
Qatar (Cost $5,775,988)
Commercial Bank PSQC (The)	QAR	1,449,136	2,844,489	3.73
Industries Qatar QSC	QAR	123,949	573,013	0.75
Qatar Electricity & Water Co. QSC	QAR	194,175	950,945	1.25
Qatar National Bank QPSC	QAR	488,537	2,932,366	3.85
			7,300,813	9.58
Romania (Cost $2,438,674)
Banca Transilvania S.A.	RON	3,151,456	1,886,466	2.47
BRD-Groupe Societe Generale S.A.	RON	154,176	693,067	0.91
			2,579,533	3.38
Saudi Arabia (Cost $3,191,692)
Al Hammadi Co. for Development and Investment	SAR	85,398	958,471	1.26
Saudi British Bank (The)	SAR	72,250	774,748	1.02
Saudi Kayan Petrochemical Co.*	SAR	131,662	689,983	0.90
Saudi National Bank (The)	SAR	72,120	1,423,262	1.87
			3,846,464	5.05

ASHMORE EMERGING MARKETS FRONTIER EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2022 (Unaudited)
	Currency	Shares	Value	% of Net Assets
Slovenia (Cost $386,622)
Nova Ljubljanska Banka dd GDR (Registered)	EUR	35,625	$591,997	0.78
			591,997	0.78
Tanzania (Cost $1,319,577)
Helios Towers PLC*	GBP	626,546	1,302,577	1.71
			1,302,577	1.71
United Arab Emirates (Cost $5,993,295)
ADNOC Drilling Co. PJSC*	AED	879,759	828,548	1.09
Dubai Islamic Bank PJSC	AED	1,033,041	1,550,869	2.04
Emaar Properties PJSC	AED	1,611,372	2,144,124	2.81
First Abu Dhabi Bank PJSC	AED	406,373	2,216,443	2.91
Network International Holdings PLC*,1	GBP	101,000	361,487	0.47
			7,101,471	9.32
Vietnam (Cost $11,061,844)
Digiworld Corp.	VND	338,180	1,609,873	2.11
FPT Corp.	VND	642,798	2,545,961	3.34
Hoa Phat Group JSC	VND	421,484	789,059	1.03
Khang Dien House Trading and Investment JSC*	VND	60	133	—
Military Commercial Joint Stock Bank*	VND	896,879	1,346,084	1.77
Mobile World Investment Corp.	VND	460,399	2,704,738	3.55
Vietnam Dairy Products JSC	VND	234,006	859,478	1.13
Vingroup JSC*	VND	477,249	2,047,410	2.69
Vinhomes JSC[1]	VND	380,811	1,349,181	1.77
			13,251,917	17.39
Zambia (Cost $503,278)
First Quantum Minerals Ltd.	CAD	22,300	549,277	0.72
			549,277	0.72
Total Common Stocks (Cost $62,177,715)			70,408,855	92.38
Preferred Stocks
Colombia (Cost $1,382,799)
Bancolombia S.A. ADR, 0.637%[2]		43,430	1,545,240	2.03
			1,545,240	2.03
Total Preferred Stocks (Cost $1,382,799)			1,545,240	2.03
Investment Companies
Vietnam Enterprise Investments Ltd., Class C *	GBP	86,661	870,769	1.14
Total Investment Companies (Cost $865,684)			870,769	1.14
Total Investments (Total Cost $64,426,198)			72,824,864	95.55
Other Assets Less Liabilities			3,391,125	4.45
Net Assets			$76,215,989	100.00

ASHMORE EMERGING MARKETS FRONTIER EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2022 (Unaudited)

*	Non-income producing security.
[1]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.
[2]	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
Percentages shown are based on net assets.
At January 31, 2022, the industry sectors for the Ashmore Emerging Markets Frontier Equity Fund were:
Sector	Percentage of Net Assets
Communication Services	5.9%
Consumer Discretionary	5.7
Consumer Staples	3.3
Energy	2.4
Financials	47.7
Health Care	1.3
Industrials	4.3
Information Technology	9.8
Materials	5.3
Real Estate	8.6
Utilities	1.3
Total Investments	95.6
Other Assets Less Liabilities	4.4
Net Assets	100.0%
U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.
Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.
Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.
The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Frontier Equity Fund’s investments and other financial instruments, which are carried at fair value, as of January 31, 2022:

ASHMORE EMERGING MARKETS FRONTIER EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2022 (Unaudited)
	Level 1	Level 2	Level 3	Total
Investments
Assets:
Common Stocks
Argentina	$586,914	$—	$—	$586,914
Bahrain	—	2,652,833	—	2,652,833
Brazil	679,236	—	—	679,236
Cambodia	—	419,713	—	419,713
Egypt	2,905,450	2,002,303	—	4,907,753
Georgia	—	570,612	—	570,612
Ghana	704,431	—	—	704,431
Iceland	—	777,693	—	777,693
Kazakhstan	1,181,840	3,864,004	—	5,045,844
Kenya	—	2,511,741	—	2,511,741
Kuwait	—	2,211,044	—	2,211,044
Mauritius	—	954,024	—	954,024
Morocco	—	3,206,545	—	3,206,545
Pakistan	—	1,990,021	—	1,990,021
Peru	1,402,553	—	—	1,402,553
Philippines	—	5,263,849	—	5,263,849
Qatar	—	7,300,813	—	7,300,813
Romania	—	2,579,533	—	2,579,533
Saudi Arabia	—	3,846,464	—	3,846,464
Slovenia	—	591,997	—	591,997
Tanzania	—	1,302,577	—	1,302,577
United Arab Emirates	—	7,101,471	—	7,101,471
Vietnam	—	13,251,917	—	13,251,917
Zambia	549,277	—	—	549,277
Total Common Stocks	8,009,701	62,399,154	—	70,408,855
Preferred Stocks
Colombia	1,545,240	—	—	1,545,240
Investment Companies
Vietnam	—	870,769	—	870,769
Total Investments	$9,554,941	$63,269,923	$—	$72,824,864

ASHMORE EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS
As of January 31, 2022 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
Common Stocks
Brazil (Cost $6,386,926)
Arco Platform Ltd., Class A*		60,500	$1,279,575	0.95
Arezzo Industria e Comercio S.A.	BRL	92,400	1,423,211	1.05
MercadoLibre, Inc.*		967	1,094,702	0.81
Notre Dame Intermedica Participacoes S.A.	BRL	103,100	1,382,407	1.02
TOTVS S.A.	BRL	222,800	1,219,713	0.90
			6,399,608	4.73
China (Cost $41,763,151)
Angang Steel Co. Ltd., Class H	HKD	3,486,000	1,537,172	1.14
Angel Yeast Co. Ltd., Class A	CNH	117,600	1,058,002	0.78
ANTA Sports Products Ltd.	HKD	147,800	2,217,400	1.64
Baozun, Inc. ADR*		92,443	1,225,794	0.91
China Merchants Bank Co. Ltd., Class H	HKD	293,500	2,452,278	1.81
Chinasoft International Ltd.*	HKD	1,934,000	1,928,461	1.42
ENN Energy Holdings Ltd.	HKD	73,600	1,169,836	0.86
Hefei Meiya Optoelectronic Technology, Inc., Class A	CNH	341,996	1,810,305	1.34
JD.com, Inc. ADR*		31,185	2,335,133	1.72
JD.com, Inc., Class A*	HKD	3,323	123,915	0.09
Meituan, Class B*,2	HKD	137,200	3,903,580	2.88
NetEase, Inc. ADR		43,157	4,460,708	3.30
Prosus N.V.*	EUR	31,644	2,635,824	1.95
Shanghai Putailai New Energy Technology Co. Ltd., Class A	CNH	79,417	1,786,003	1.32
Sunny Optical Technology Group Co. Ltd.	HKD	45,600	1,174,595	0.87
Tencent Holdings Ltd.	HKD	72,200	4,406,894	3.26
WuXi AppTec Co. Ltd., Class H2	HKD	59,600	856,179	0.63
Xiabuxiabu Catering Management China Holdings Co. Ltd.*,2	HKD	1,971,500	1,242,880	0.92
Yunnan Energy New Material Co. Ltd., Class A	CNH	49,321	2,016,968	1.49
			38,341,927	28.33
Hong Kong (Cost $2,262,194)
AIA Group Ltd.	HKD	229,400	2,382,838	1.76
			2,382,838	1.76
Hungary (Cost $925,845)
OTP Bank Nyrt.*	HUF	23,136	1,343,094	0.99
			1,343,094	0.99
India (Cost $15,003,748)
Eicher Motors Ltd.	INR	67,162	2,388,896	1.77
Granules India Ltd.	INR	454,533	1,858,719	1.37
HDFC Bank Ltd. ADR		54,059	3,710,069	2.74
ICICI Bank Ltd. ADR		251,278	5,460,271	4.03
Indian Energy Exchange Ltd.[2]	INR	389,966	1,243,331	0.92
Larsen & Toubro Ltd.	INR	41,185	1,063,970	0.79
Larsen & Toubro Ltd. GDR (Registered)		64,819	1,659,743	1.23

ASHMORE EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2022 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
India (continued)
Mahindra & Mahindra Ltd.	INR	38,540	$458,370	0.34
Mahindra & Mahindra Ltd. GDR		210,075	2,530,284	1.87
			20,373,653	15.06
Kazakhstan (Cost $2,545,034)
Kaspi.KZ JSC GDR[2]		14,487	1,231,395	0.91
Kaspi.KZ JSC GDR (Registered)		5,079	435,530	0.32
NAC Kazatomprom JSC GDR		33,098	1,053,047	0.78
			2,719,972	2.01
Malaysia (Cost $1,460,887)
My EG Services Bhd.	MYR	8,274,254	1,926,099	1.42
			1,926,099	1.42
Mexico (Cost $5,221,686)
Fomento Economico Mexicano S.A.B. de C.V. ADR		32,236	2,424,792	1.79
Grupo Financiero Banorte S.A.B. de C.V., Class O	MXN	281,900	1,786,678	1.32
Grupo Mexico S.A.B. de C.V., Series B	MXN	303,837	1,304,873	0.97
			5,516,343	4.08
Philippines (Cost $1,410,130)
BDO Unibank, Inc.	PHP	560,540	1,492,399	1.10
			1,492,399	1.10
Poland (Cost $1,257,068)
Dino Polska S.A.*,2	PLN	15,505	1,193,243	0.88
			1,193,243	0.88
Russian Federation (Cost $8,620,440)
Fix Price Group Ltd. GDR[2]		304,104	1,727,311	1.28
Fix Price Group Ltd. GDR (Registered)		77,510	443,948	0.33
HeadHunter Group PLC ADR		25,013	1,108,326	0.82
LUKOIL PJSC ADR		28,772	2,580,476	1.91
TCS Group Holding PLC GDR (Registered)		19,830	1,429,086	1.05
Yandex N.V., Class A*		28,500	1,369,710	1.01
			8,658,857	6.40
Saudi Arabia (Cost $1,376,995)
Saudi National Bank (The)	SAR	73,905	1,458,488	1.08
			1,458,488	1.08
South Africa (Cost $1,743,865)
Naspers Ltd., Class N	ZAR	9,257	1,501,646	1.11
			1,501,646	1.11
South Korea (Cost $14,554,620)
Douzone Bizon Co. Ltd.	KRW	18,513	820,519	0.61
Hana Materials, Inc.	KRW	27,673	1,305,318	0.97
Hansol Chemical Co. Ltd.	KRW	15,371	2,750,641	2.03

ASHMORE EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2022 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
South Korea (continued)
Hugel, Inc.	KRW	13,906	$1,627,734	1.20
KoMiCo Ltd.	KRW	25,004	1,189,545	0.88
SK Hynix, Inc.	KRW	46,054	4,789,434	3.54
SKC Co. Ltd.	KRW	10,587	1,274,960	0.94
Tokai Carbon Korea Co. Ltd.	KRW	9,816	1,067,229	0.79
			14,825,380	10.96
Taiwan (Cost $12,705,990)
Delta Electronics, Inc.	TWD	126,000	1,219,532	0.90
Parade Technologies Ltd.	TWD	14,000	1,037,045	0.77
Sensortek Technology Corp.	TWD	66,000	1,087,232	0.80
Silergy Corp.	TWD	8,232	1,121,453	0.83
Sinbon Electronics Co. Ltd.	TWD	154,000	1,506,264	1.11
Taiwan Semiconductor Manufacturing Co. Ltd.	TWD	310,000	7,059,624	5.22
Taiwan Semiconductor Manufacturing Co. Ltd. ADR		43,099	5,285,230	3.90
			18,316,380	13.53
Total Common Stocks (Cost $117,238,579)			126,449,927	93.44
Preferred Stocks
Brazil (Cost $3,057,243)
Gerdau S.A. ADR, 18.742%[3]		334,811	1,751,062	1.30
Petroleo Brasileiro S.A. ADR, 6.236%[3]		112,565	1,366,539	1.01
			3,117,601	2.31
South Korea (Cost $2,528,078)
LG Chem Ltd.*	KRW	7,277	1,843,348	1.36
			1,843,348	1.36
Total Preferred Stocks (Cost $5,585,321)			4,960,949	3.67
Total Investments (Total Cost $122,823,900)			131,410,876	97.11
Other Assets Less Liabilities			3,916,562	2.89
Net Assets			$135,327,438	100.00

*	Non-income producing security.
[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.
[3]	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
Percentages shown are based on net assets.

ASHMORE EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2022 (Unaudited)
At January 31, 2022, the industry sectors for the Ashmore Emerging Markets Equity Fund were:
Sector	Percentage of Net Assets
Communication Services	7.6%
Consumer Discretionary	19.6
Consumer Staples	3.5
Energy	3.7
Financials	18.0
Health Care	4.2
Industrials	4.2
Information Technology	24.9
Materials	10.5
Utilities	0.9
Total Investments	97.1
Other Assets Less Liabilities	2.9
Net Assets	100.0%
At January 31, 2022, the Ashmore Emerging Markets Equity Fund had outstanding forward foreign currency exchange contracts as follows:
Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
02/07/2022	Brown Brothers Harriman	Hong Kong Dollars	3,273,265	United States Dollar	420,034	$(227)
Subtotal Depreciation						(227)
Total						$(227)

ASHMORE EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2022 (Unaudited)
U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.
Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.
Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.
The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Equity Fund’s investments and other financial instruments, which are carried at fair value, as of January 31, 2022:
	Level 1	Level 2	Level 3	Total
Investments
Assets:
Common Stocks
Brazil	$6,399,608	$—	$—	$6,399,608
China	8,021,635	30,320,292	—	38,341,927
Hong Kong	—	2,382,838	—	2,382,838
Hungary	—	1,343,094	—	1,343,094
India	9,170,340	11,203,313	—	20,373,653
Kazakhstan	1,231,395	1,488,577	—	2,719,972
Malaysia	—	1,926,099	—	1,926,099
Mexico	5,516,343	—	—	5,516,343
Philippines	—	1,492,399	—	1,492,399
Poland	—	1,193,243	—	1,193,243
Russian Federation	4,205,347	4,453,510	—	8,658,857
Saudi Arabia	—	1,458,488	—	1,458,488
South Africa	—	1,501,646	—	1,501,646
South Korea	—	14,825,380	—	14,825,380
Taiwan	5,285,230	13,031,150	—	18,316,380
Total Common Stocks	39,829,898	86,620,029	—	126,449,927
Preferred Stocks
Brazil	3,117,601	—	—	3,117,601
South Korea	—	1,843,348	—	1,843,348
Total Preferred Stocks	3,117,601	1,843,348	—	4,960,949
Total Investments	$42,947,499	$88,463,377	$—	$131,410,876

Other Financial Instruments
Liabilities:
Forward Foreign Currency Exchange Contracts	$—	$(227)	$—	$(227)
Total Other Financial Instruments	$—	$(227)	$—	$(227)

ASHMORE EMERGING MARKETS EQUITY ESG FUND
SCHEDULE OF INVESTMENTS
As of January 31, 2022 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
Common Stocks
Brazil (Cost $975,501)
Arco Platform Ltd., Class A*		9,800	$207,270	1.53
Arezzo Industria e Comercio S.A.	BRL	14,100	217,179	1.61
MercadoLibre, Inc.*		200	226,412	1.67
Notre Dame Intermedica Participacoes S.A.	BRL	16,800	225,261	1.66
			876,122	6.47
China (Cost $3,997,246)
ANTA Sports Products Ltd.	HKD	15,000	225,040	1.66
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	CNH	32,800	255,345	1.89
China Merchants Bank Co. Ltd., Class H	HKD	35,500	296,613	2.19
Hefei Meiya Optoelectronic Technology, Inc., Class A	CNH	47,400	250,905	1.85
JD.com, Inc. ADR*		4,551	340,779	2.52
JD.com, Inc., Class A*	HKD	461	17,191	0.13
NetEase, Inc. ADR		4,680	483,725	3.57
Prosus N.V.*	EUR	4,103	341,764	2.52
Shanghai Putailai New Energy Technology Co. Ltd., Class A	CNH	11,900	267,618	1.98
Sunny Optical Technology Group Co. Ltd.	HKD	7,900	203,493	1.50
Tencent Holdings Ltd.	HKD	9,700	592,062	4.37
WuXi AppTec Co. Ltd., Class H2	HKD	12,580	180,717	1.33
Xiabuxiabu Catering Management China Holdings Co. Ltd.*,2	HKD	299,000	188,497	1.39
Yunnan Energy New Material Co. Ltd., Class A	CNH	7,600	310,800	2.30
			3,954,549	29.20
Hong Kong (Cost $366,915)
AIA Group Ltd.	HKD	37,000	384,329	2.84
			384,329	2.84
Hungary (Cost $240,671)
OTP Bank Nyrt.*	HUF	5,576	323,699	2.39
			323,699	2.39
India (Cost $1,324,255)
Granules India Ltd.	INR	64,010	261,756	1.93
HDFC Bank Ltd. ADR		7,964	546,569	4.04
ICICI Bank Ltd. ADR		24,700	536,731	3.96
Mahindra & Mahindra Ltd. GDR		31,685	381,635	2.82
			1,726,691	12.75
Kazakhstan (Cost $129,320)
Kaspi.KZ JSC GDR[2]		3,127	265,795	1.96
			265,795	1.96
Malaysia (Cost $241,809)
My EG Services Bhd.	MYR	1,518,480	353,475	2.61
			353,475	2.61

ASHMORE EMERGING MARKETS EQUITY ESG FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2022 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
Mexico (Cost $524,944)
Fomento Economico Mexicano S.A.B. de C.V. ADR		4,739	$356,468	2.63
Grupo Financiero Banorte S.A.B. de C.V., Class O	MXN	37,000	234,505	1.73
			590,973	4.36
Russian Federation (Cost $823,518)
Fix Price Group Ltd. GDR[2]		56,671	321,892	2.38
HeadHunter Group PLC ADR		3,404	150,831	1.12
TCS Group Holding PLC GDR (Registered)		2,976	214,471	1.58
Yandex N.V., Class A*		3,500	168,210	1.24
			855,404	6.32
South Africa (Cost $163,546)
Naspers Ltd., Class N	ZAR	1,014	164,488	1.21
			164,488	1.21
South Korea (Cost $1,570,616)
Dentium Co. Ltd.	KRW	7,302	342,809	2.53
Douzone Bizon Co. Ltd.	KRW	4,344	192,532	1.42
Hansol Chemical Co. Ltd.	KRW	2,142	383,311	2.83
Hugel, Inc.	KRW	1,907	223,219	1.65
SK Hynix, Inc.	KRW	3,575	371,786	2.75
			1,513,657	11.18
Taiwan (Cost $1,231,622)
Andes Technology Corp.	TWD	13,000	201,277	1.49
Delta Electronics, Inc.	TWD	37,000	358,117	2.64
Parade Technologies Ltd.	TWD	3,000	222,224	1.64
Taiwan Semiconductor Manufacturing Co. Ltd.	TWD	27,000	614,870	4.54
Taiwan Semiconductor Manufacturing Co. Ltd. ADR		5,607	687,586	5.08
			2,084,074	15.39
Total Common Stocks (Cost $11,589,963)			13,093,256	96.68
Preferred Stocks
South Korea (Cost $285,791)
LG Chem Ltd.*	KRW	916	232,034	1.71
			232,034	1.71
Total Preferred Stocks (Cost $285,791)			232,034	1.71
Total Investments (Total Cost $11,875,754)			13,325,290	98.39
Other Assets Less Liabilities			218,307	1.61
Net Assets			$13,543,597	100.00

*	Non-income producing security.
[1]	Local currency is United States Dollars unless otherwise noted below.

ASHMORE EMERGING MARKETS EQUITY ESG FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2022 (Unaudited)
[2]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.
Percentages shown are based on net assets.
At January 31, 2022, the industry sectors for the Ashmore Emerging Markets Equity ESG Fund were:
Sector	Percentage of Net Assets
Communication Services	9.2%
Consumer Discretionary	19.4
Consumer Staples	2.6
Financials	20.7
Health Care	9.1
Industrials	3.0
Information Technology	23.7
Materials	10.7
Total Investments	98.4
Other Assets Less Liabilities	1.6
Net Assets	100.0%
U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.
Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.
Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.

ASHMORE EMERGING MARKETS EQUITY ESG FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2022 (Unaudited)
The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Equity ESG Fund’s investments and other financial instruments, which are carried at fair value, as of January 31, 2022:
	Level 1	Level 2	Level 3	Total
Investments
Assets:
Common Stocks
Brazil	$876,122	$—	$—	$876,122
China	824,504	3,130,045	—	3,954,549
Hong Kong	—	384,329	—	384,329
Hungary	—	323,699	—	323,699
India	1,083,300	643,391	—	1,726,691
Kazakhstan	265,795	—	—	265,795
Malaysia	—	353,475	—	353,475
Mexico	590,973	—	—	590,973
Russian Federation	640,933	214,471	—	855,404
South Africa	—	164,488	—	164,488
South Korea	—	1,513,657	—	1,513,657
Taiwan	687,586	1,396,488	—	2,084,074
Total Common Stocks	4,969,213	8,124,043	—	13,093,256
Preferred Stocks
South Korea	—	232,034	—	232,034
Total Investments	$4,969,213	$8,356,077	$—	$13,325,290

ASHMORE EMERGING MARKETS SHORT DURATION SELECT FUND
SCHEDULE OF INVESTMENTS
As of January 31, 2022 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Debt Securities
Bahrain (Cost $204,540)
BBK BSC, 5.500%, 07/09/2024		200,000	$207,500	2.06
			207,500	2.06
Brazil (Cost $606,554)
Gol Finance S.A., 8.000%, 06/30/2026		200,000	184,252	1.83
MercadoLibre, Inc., 2.375%, 01/14/2026		200,000	187,450	1.86
Unigel Luxembourg S.A., 8.750%, 10/01/2026		200,000	212,002	2.11
			583,704	5.80
Colombia (Cost $146,871)
Ecopetrol S.A., 4.125%, 01/16/2025		140,000	140,351	1.39
			140,351	1.39
India (Cost $203,734)
Greenko Solar Mauritius Ltd., 5.550%, 01/29/2025		200,000	201,250	2.00
			201,250	2.00
Indonesia (Cost $427,629)
Indonesia Asahan Aluminium Persero PT, 4.750%, 05/15/2025		400,000	419,088	4.16
			419,088	4.16
Jordan (Cost $205,069)
Hikma Finance U.S.A. LLC, 3.250%, 07/09/2025		200,000	203,200	2.02
			203,200	2.02
Kuwait (Cost $544,868)
Al Ahli Bank of Kuwait KSCP, 3.500%, 04/05/2022		328,000	329,105	3.27
MEGlobal Canada ULC, 5.000%, 05/18/2025		200,000	214,500	2.13
			543,605	5.40
Mexico (Cost $1,157,402)
Axtel S.A.B. de C.V., 6.375%, 11/14/2024		173,000	178,104	1.77
Electricidad Firme de Mexico Holdings S.A. de C.V., 4.900%, 11/20/2026		200,000	196,002	1.95
Grupo Axo S.A.P.I. de C.V., 5.750%, 06/08/2026		200,000	199,252	1.98
Petroleos Mexicanos, 6.875%, 10/16/2025		331,000	355,825	3.53
Trust Fibra Uno, 5.250%, 01/30/2026		200,000	214,700	2.13
			1,143,883	11.36
Morocco (Cost $325,339)
OCP S.A., 5.625%, 04/25/2024		310,000	328,523	3.26
			328,523	3.26
Oman (Cost $619,590)
Bank Muscat SAOG, 4.750%, 03/17/2026		200,000	205,639	2.04
National Bank of Oman SAOG, 5.625%, 09/25/2023		200,000	206,733	2.05
Oztel Holdings SPC Ltd., 5.625%, 10/24/2023		200,000	206,333	2.05
			618,705	6.14

ASHMORE EMERGING MARKETS SHORT DURATION SELECT FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2022 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Panama (Cost $204,196)
Banco Latinoamericano de Comercio Exterior S.A., 2.375%, 09/14/2025		200,000	$198,750	1.97
			198,750	1.97
Peru (Cost $200,565)
Credicorp Ltd., 2.750%, 06/17/2025		200,000	200,040	1.99
			200,040	1.99
Poland (Cost $357,280)
GTC Aurora Luxembourg S.A., 2.250%, 06/23/2026	EUR	130,000	141,895	1.41
Oriflame Investment Holding PLC, 5.125%, 05/04/2026		200,000	177,700	1.76
			319,595	3.17
Russian Federation (Cost $358,751)
Gazprom PJSC via Gaz Finance PLC, 2.950%, 04/15/2025	EUR	120,000	135,448	1.35
VEON Holdings B.V., 4.000%, 04/09/2025		200,000	193,694	1.92
			329,142	3.27
Saudi Arabia (Cost $1,099,952)
Arabian Centres Sukuk Ltd., 5.375%, 11/26/2024		256,000	250,880	2.49
Dar Al-Arkan Sukuk Co. Ltd., 6.750%, 02/15/2025		200,000	206,760	2.05
SABIC Capital II B.V., 4.000%, 10/10/2023		317,000	329,680	3.28
Samba Funding Ltd., 2.750%, 10/02/2024		333,000	336,576	3.34
			1,123,896	11.16
Singapore (Cost $432,120)
GLP Pte. Ltd., 3.875%, 06/04/2025		200,000	205,650	2.04
Puma International Financing S.A., 5.125%, 10/06/2024		240,000	238,824	2.37
			444,474	4.41
South Africa (Cost $415,298)
Prosus N.V., 3.257%, 01/19/2027[2]		205,000	204,716	2.03
Sasol Financing U.S.A. LLC, 5.875%, 03/27/2024		200,000	206,000	2.05
			410,716	4.08
Tanzania (Cost $209,181)
HTA Group Ltd., 7.000%, 12/18/2025		200,000	208,092	2.07
			208,092	2.07
Ukraine (Cost $433,799)
Metinvest B.V., 8.500%, 04/23/2026		200,000	177,000	1.76
VF Ukraine PAT via VFU Funding PLC, 6.200%, 02/11/2025		200,000	186,000	1.84
			363,000	3.60
United Arab Emirates (Cost $1,296,464)
Abu Dhabi Commercial Bank PJSC, 4.000%, 03/13/2023		213,000	218,858	2.17
ADCB Finance Cayman Ltd., 4.000%, 03/29/2023		214,000	219,885	2.18
DIB Sukuk Ltd., 3.625%, 02/06/2023		200,000	204,072	2.03
Fab Sukuk Co. Ltd., 3.625%, 03/05/2023		321,000	329,345	3.27

ASHMORE EMERGING MARKETS SHORT DURATION SELECT FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2022 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
United Arab Emirates (continued)
Mashreqbank PSC, 4.250%, 02/26/2024		322,000	$333,710	3.32
			1,305,870	12.97
Total Debt Securities (Cost $9,449,202)			9,293,384	92.28
Total Investments (Total Cost $9,449,202)			9,293,384	92.28
Other Assets Less Liabilities			777,670	7.72
Net Assets			$10,071,054	100.00

[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.
Percentages shown are based on net assets.
At January 31, 2022, the Ashmore Emerging Markets Short Duration Select Fund had outstanding forward foreign currency exchange contracts as follows:
Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
02/16/2022	Barclays	United States Dollar	294,137	Euro	259,801	$2,177
Subtotal Appreciation						2,177
Total						$2,177
U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.
Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.
Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.
The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Short Duration Select Fund’s investments and other financial instruments, which are carried at fair value, as of January 31, 2022:

ASHMORE EMERGING MARKETS SHORT DURATION SELECT FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2022 (Unaudited)
	Level 1	Level 2	Level 3	Total
Investments
Assets:
Debt Securities
Corporate Bonds	$—	$7,188,313	$—	$7,188,313
Financial Certificates	—	991,057	—	991,057
Government Agencies	—	915,264	—	915,264
Municipal Bonds	—	198,750	—	198,750
Total Debt Securities	—	9,293,384	—	9,293,384
Total Investments	$—	$9,293,384	$—	$9,293,384

Other Financial Instruments
Assets:
Forward Foreign Currency Exchange Contracts	$—	$2,177	$—	$2,177
Total Other Financial Instruments	$—	$2,177	$—	$2,177

ASHMORE EMERGING MARKETS INVESTMENT GRADE INCOME FUND
SCHEDULE OF INVESTMENTS
As of January 31, 2022 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Debt Securities
Bahrain (Cost $245,474)
BBK BSC, 5.500%, 07/09/2024		240,000	$249,000	1.26
			249,000	1.26
Brazil (Cost $1,603,271)
Braskem Netherlands Finance B.V., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 8.220%), 8.500%, 01/23/2081[2]		200,000	228,752	1.15
Petrobras Global Finance B.V., 6.875%, 01/20/2040		215,000	229,728	1.16
St Marys Cement, Inc., 5.750%, 01/28/2027		220,000	242,110	1.22
Suzano Austria GmbH, 5.000%, 01/15/2030		225,000	239,537	1.21
Suzano Austria GmbH, 7.000%, 03/16/2047		240,000	288,302	1.45
Vale Overseas Ltd., 8.250%, 01/17/2034		230,000	313,030	1.58
			1,541,459	7.77
Chile (Cost $951,380)
Cencosud S.A., 6.625%, 02/12/2045		200,000	250,500	1.26
Empresa Nacional del Petroleo, 5.250%, 11/06/2029		268,000	283,410	1.43
GNL Quintero S.A., 4.634%, 07/31/2029		202,952	210,818	1.06
VTR Comunicaciones S.p.A., 5.125%, 01/15/2028		161,000	158,204	0.80
			902,932	4.55
China (Cost $207,114)
Huarong Finance 2017 Co. Ltd., (Floating, ICE LIBOR USD 3M + 1.325%), 1.539%, 07/03/2023		210,000	204,225	1.03
			204,225	1.03
Colombia (Cost $822,666)
Ecopetrol S.A., 6.875%, 04/29/2030		430,000	460,943	2.32
Transportadora de Gas Internacional S.A. ESP, 5.550%, 11/01/2028		275,000	297,346	1.50
			758,289	3.82
Hong Kong (Cost $201,696)
Phoenix Lead Ltd., 4.850%, 08/23/2022		200,000	199,133	1.00
			199,133	1.00
India (Cost $246,757)
Power Finance Corp. Ltd., 4.500%, 06/18/2029		240,000	249,780	1.26
			249,780	1.26
Indonesia (Cost $1,423,111)
Indonesia Asahan Aluminium Persero PT, 6.530%, 11/15/2028		200,000	232,998	1.18
Indonesia Asahan Aluminium Persero PT, 6.757%, 11/15/2048		200,000	235,046	1.19
Minejesa Capital B.V., 4.625%, 08/10/2030		385,000	377,473	1.90
Pertamina Persero PT, 6.500%, 11/07/2048		200,000	250,664	1.26
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 6.150%, 05/21/2048		200,000	229,772	1.16
			1,325,953	6.69

ASHMORE EMERGING MARKETS INVESTMENT GRADE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2022 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Israel (Cost $1,404,716)
Bank Hapoalim B.M., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.155%), 3.255%, 01/21/2032[2,3]		200,000	$194,500	0.98
Bank Leumi Le-Israel B.M., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.631%), 3.275%, 01/29/2031[2,3]		245,000	241,019	1.22
Leviathan Bond Ltd., 6.750%, 06/30/2030[3]		190,000	202,587	1.02
Mizrahi Tefahot Bank Ltd., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.250%), 3.077%, 04/07/2031[2,3]		310,000	302,870	1.53
Teva Pharmaceutical Finance Netherlands II B.V., 4.375%, 05/09/2030	EUR	200,000	214,089	1.08
Teva Pharmaceutical Finance Netherlands III B.V., 6.750%, 03/01/2028		200,000	212,128	1.07
			1,367,193	6.90
Kazakhstan (Cost $487,391)
KazMunayGas National Co. JSC, 6.375%, 10/24/2048		211,000	255,261	1.29
Tengizchevroil Finance Co. International Ltd., 3.250%, 08/15/2030		200,000	194,609	0.98
			449,870	2.27
Kuwait (Cost $770,755)
MEGlobal Canada ULC, 5.875%, 05/18/2030		200,000	235,241	1.19
NBK Tier 1 Financing 2 Ltd., (Variable, USD Swap 6Y + 2.832%), 4.500%, 08/27/2025[2]		310,000	310,372	1.56
Nbk Tier 2 Ltd., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.108%), 2.500%, 11/24/2030[2]		200,000	197,363	1.00
			742,976	3.75
Mexico (Cost $2,839,111)
Alfa S.A.B. de C.V., 6.875%, 03/25/2044		205,000	254,200	1.28
Axtel S.A.B. de C.V., 6.375%, 11/14/2024		173,000	178,104	0.90
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santander, 5.375%, 04/17/2025		220,000	237,325	1.20
BBVA Bancomer S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.650%), 5.125%, 01/18/2033[2]		200,000	201,018	1.01
CIBANCO S.A. Institucion de Banca Multiple Trust CIB/3332, 4.375%, 07/22/2031		200,000	187,002	0.94
Cometa Energia S.A. de C.V., 6.375%, 04/24/2035		256,215	279,915	1.41
Corp. Inmobiliaria Vesta S.A.B. de C.V., 3.625%, 05/13/2031		300,000	291,558	1.47
Infraestructura Energetica Nova S.A.B. de C.V., 4.750%, 01/15/2051		275,000	264,690	1.34
Mexico Generadora de Energia S. de r.l., 5.500%, 12/06/2032		201,267	213,345	1.08
Petroleos Mexicanos, 7.690%, 01/23/2050		450,000	416,925	2.10
Trust Fibra Uno, 6.390%, 01/15/2050		290,000	325,046	1.64
			2,849,128	14.37
Panama (Cost $802,433)
AES Panama Generation Holdings SRL, 4.375%, 05/31/2030		290,000	288,553	1.45
C&W Senior Financing DAC, 6.875%, 09/15/2027		200,000	208,411	1.05

ASHMORE EMERGING MARKETS INVESTMENT GRADE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2022 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Panama (continued)
Cable Onda S.A., 4.500%, 01/30/2030		280,000	$284,900	1.44
			781,864	3.94
Peru (Cost $1,139,098)
Banco Internacional del Peru S.A.A. Interbank, 3.250%, 10/04/2026		190,000	192,945	0.98
InRetail Consumer, 3.250%, 03/22/2028		250,000	242,503	1.22
Kallpa Generacion S.A., 4.125%, 08/16/2027		200,000	202,752	1.02
Minsur S.A., 4.500%, 10/28/2031		200,000	200,500	1.01
Southern Copper Corp., 6.750%, 04/16/2040		200,000	269,202	1.36
			1,107,902	5.59
Poland (Cost $209,707)
GTC Aurora Luxembourg S.A., 2.250%, 06/23/2026	EUR	175,000	191,012	0.96
			191,012	0.96
Qatar (Cost $404,945)
Doha Finance Ltd., 2.375%, 03/31/2026		200,000	197,000	0.99
QIB Sukuk Ltd., (Floating, ICE LIBOR USD 3M + 1.350%), 1.494%, 02/07/2025		200,000	201,530	1.02
			398,530	2.01
Romania (Cost $310,067)
NE Property B.V., 1.875%, 10/09/2026	EUR	275,000	311,819	1.57
			311,819	1.57
Russian Federation (Cost $562,078)
Gazprom PJSC Via Gaz Capital S.A., 8.625%, 04/28/2034		100,000	131,268	0.66
Lukoil Securities B.V., 3.875%, 05/06/2030		200,000	188,500	0.95
VEON Holdings B.V., 4.000%, 04/09/2025		200,000	193,694	0.98
			513,462	2.59
Saudi Arabia (Cost $1,241,744)
Acwa Power Management And Investments One Ltd., 5.950%, 12/15/2039		304,421	349,627	1.76
Arabian Centres Sukuk Ltd., 5.375%, 11/26/2024		200,000	196,000	0.99
EIG Pearl Holdings S.a.r.l., 3.545%, 08/31/2036[3]		400,000	398,833	2.01
Saudi Electricity Global Sukuk Co. 3, 5.500%, 04/08/2044		230,000	282,900	1.43
			1,227,360	6.19
Singapore (Cost $455,506)
DBS Group Holdings Ltd., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.915%), 3.300%, 02/27/2025[2]		250,000	250,985	1.26
GLP Pte. Ltd., 3.875%, 06/04/2025		200,000	205,650	1.04
			456,635	2.30
South Africa (Cost $962,921)
AngloGold Ashanti Holdings PLC, 3.375%, 11/01/2028		200,000	193,420	0.97
Gold Fields Orogen Holdings BVI Ltd., 6.125%, 05/15/2029		290,000	325,757	1.64
Prosus N.V., 3.680%, 01/21/2030		200,000	195,508	0.99

ASHMORE EMERGING MARKETS INVESTMENT GRADE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2022 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
South Africa (continued)
Sasol Financing U.S.A. LLC, 5.875%, 03/27/2024		200,000	$206,000	1.04
			920,685	4.64
Thailand (Cost $530,141)
Bangkok Bank PCL, 9.025%, 03/15/2029		190,000	253,083	1.28
PTTEP Treasury Center Co. Ltd., 3.903%, 12/06/2059		250,000	249,772	1.26
			502,855	2.54
Ukraine (Cost $604,904)
Metinvest B.V., 8.500%, 04/23/2026		200,000	177,000	0.89
Ukraine (Rep of), 9.750%, 11/01/2028		339,000	319,047	1.61
			496,047	2.50
United Arab Emirates (Cost $1,024,832)
Aldar Sukuk No. 2 Ltd., 3.875%, 10/22/2029		225,000	234,956	1.19
DP World Crescent Ltd., 3.750%, 01/30/2030		361,000	371,368	1.87
First Abu Dhabi Bank PJSC, (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.138%), 4.500%, 04/05/2026[2]		200,000	206,000	1.04
Galaxy Pipeline Assets Bidco Ltd., 2.940%, 09/30/2040		200,000	190,226	0.96
			1,002,550	5.06
Total Debt Securities (Cost $19,451,818)			18,750,659	94.56
Total Investments in Securities (Cost $19,451,818)			18,750,659	94.56
Total Investments (Total Cost $19,451,818)			18,750,659	94.56
Other Assets Less Liabilities			1,078,190	5.44
Net Assets			$19,828,849	100.00

[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
[3]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.
Percentages shown are based on net assets.
At January 31, 2022, the Ashmore Emerging Markets Investment Grade Income Fund had outstanding forward foreign currency exchange contracts as follows:
Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
02/16/2022	Barclays	United States Dollar	757,607	Euro	669,167	$5,606
Subtotal Appreciation						5,606
Total						$5,606

ASHMORE EMERGING MARKETS INVESTMENT GRADE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2022 (Unaudited)
U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.
Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.
Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.
The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Investment Grade Income Fund’s investments and other financial instruments, which are carried at fair value, as of January 31, 2022:
	Level 1	Level 2	Level 3	Total
Investments
Assets:
Debt Securities
Corporate Bonds	$—	$15,582,526	$—	$15,582,526
Corporate Convertible Bonds	—	939,407	—	939,407
Financial Certificates	—	1,286,754	—	1,286,754
Government Agencies	—	622,925	—	622,925
Government Bonds	—	319,047	—	319,047
Total Debt Securities	—	18,750,659	—	18,750,659
Total Investments	$—	$18,750,659	$—	$18,750,659

Other Financial Instruments
Assets:
Forward Foreign Currency Exchange Contracts	$—	$5,606	$—	$5,606
Total Other Financial Instruments	$—	$5,606	$—	$5,606

ASHMORE EMERGING MARKETS CORPORATE INCOME ESG FUND
SCHEDULE OF INVESTMENTS
As of January 31, 2022 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Debt Securities
Brazil (Cost $1,954,436)
Banco do Brasil S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 4.398%), 6.250%, 04/15/2024[2]		290,000	$287,100	3.20
JSM Global S.a.r.l., 4.750%, 10/20/2030		230,000	206,080	2.29
Klabin Austria GmbH, 7.000%, 04/03/2049		230,000	251,523	2.80
MARB BondCo PLC, 3.950%, 01/29/2031		300,000	274,875	3.06
Oi S.A., 10.000%, 07/27/2025[3]		290,000	241,063	2.68
Suzano Austria GmbH, 7.000%, 03/16/2047		200,000	240,252	2.68
Votorantim Cimentos International S.A., 7.250%, 04/05/2041		210,000	266,177	2.96
			1,767,070	19.67
China (Cost $1,691,090)
Central China Real Estate Ltd., 7.250%, 08/13/2024		300,000	147,000	1.64
Fantasia Holdings Group Co. Ltd., 11.875%, 06/01/2023		280,000	55,650	0.62
Kaisa Group Holdings Ltd., 11.250%, 04/16/2025		280,000	74,900	0.83
Radiance Capital Investments Ltd., 8.800%, 09/17/2023		290,000	263,900	2.94
Sunac China Holdings Ltd., 7.500%, 02/01/2024		260,000	156,650	1.74
Zhenro Properties Group Ltd., 7.875%, 04/14/2024		290,000	130,671	1.46
			828,771	9.23
Ecuador (Cost $281,236)
International Airport Finance S.A., 12.000%, 03/15/2033		286,638	308,135	3.43
			308,135	3.43
India (Cost $200,000)
Greenko Power II Ltd., 4.300%, 12/13/2028[4]		200,000	195,700	2.18
			195,700	2.18
Israel (Cost $296,086)
Teva Pharmaceutical Finance Co. LLC, 6.150%, 02/01/2036		270,000	275,400	3.06
			275,400	3.06
Jamaica (Cost $262,453)
Digicel Group Holdings Ltd., 10.000%, 04/01/2024[3]		273,050	273,733	3.05
			273,733	3.05
Kuwait (Cost $532,390)
MEGlobal Canada ULC, 5.875%, 05/18/2030		200,000	235,241	2.62
Nbk Tier 2 Ltd., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.108%), 2.500%, 11/24/2030[2]		290,000	286,177	3.18
			521,418	5.80
Mexico (Cost $1,645,920)
Banco Mercantil del Norte S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 7.760%), 8.375%, 01/18/2033[2]		260,000	285,027	3.17
BBVA Bancomer S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.650%), 5.125%, 01/18/2033[2]		240,000	241,222	2.69
Braskem Idesa S.A.P.I., 7.450%, 11/15/2029		300,000	307,764	3.43
Cemex S.A.B. de C.V., 3.875%, 07/11/2031		290,000	274,911	3.06

ASHMORE EMERGING MARKETS CORPORATE INCOME ESG FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2022 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Mexico (continued)
Orbia Advance Corp. S.A.B. de C.V., 5.875%, 09/17/2044		200,000	$232,752	2.59
Trust Fibra Uno, 6.390%, 01/15/2050		220,000	246,587	2.74
			1,588,263	17.68
Poland (Cost $205,428)
Oriflame Investment Holding PLC, 5.125%, 05/04/2026		200,000	177,700	1.98
			177,700	1.98
Qatar (Cost $283,604)
QIB Sukuk Ltd., (Floating, ICE LIBOR USD 3M + 1.350%), 1.494%, 02/07/2025		280,000	282,142	3.14
			282,142	3.14
Romania (Cost $207,891)
NE Property B.V., 1.875%, 10/09/2026	EUR	170,000	192,761	2.15
			192,761	2.15
Russian Federation (Cost $479,629)
Sovcombank Via SovCom Capital DAC, (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 6.362%), 7.600%, 02/17/2027[2]		200,000	179,780	2.00
VEON Holdings B.V., 3.375%, 11/25/2027		290,000	264,025	2.94
			443,805	4.94
Singapore (Cost $211,292)
GLP Pte. Ltd., 3.875%, 06/04/2025		200,000	205,650	2.29
			205,650	2.29
South Africa (Cost $237,610)
MTN Mauritius Investments Ltd., 6.500%, 10/13/2026		210,000	230,836	2.57
			230,836	2.57
Turkey (Cost $198,489)
Zorlu Yenilenebilir Enerji A.S., 9.000%, 06/01/2026		200,000	180,624	2.01
			180,624	2.01
Ukraine (Cost $239,013)
VF Ukraine PAT via VFU Funding PLC, 6.200%, 02/11/2025		230,000	213,900	2.38
			213,900	2.38
United Arab Emirates (Cost $966,514)
Aldar Sukuk No. 2 Ltd., 3.875%, 10/22/2029		220,000	229,735	2.56
DIB Sukuk Ltd., 2.950%, 01/16/2026		240,000	243,600	2.71
DP World Ltd., 6.850%, 07/02/2037		200,000	249,984	2.78

ASHMORE EMERGING MARKETS CORPORATE INCOME ESG FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2022 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
United Arab Emirates (continued)
DP World Salaam, (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.750%), 6.000%, 10/01/2025[2]		200,000	$213,796	2.38
			937,115	10.43
Total Debt Securities (Cost $9,893,081)			8,623,023	95.99
Total Investments in Securities (Cost $9,893,081)			8,623,023	95.99
Total Investments (Total Cost $9,893,081)			8,623,023	95.99
Other Assets Less Liabilities			359,779	4.01
Net Assets			$8,982,802	100.00

[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
[3]	Security is a payment-in-kind bond, and unless otherwise noted in the description of the security, pays its entire coupon on an in-kind basis.
[4]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.
Percentages shown are based on net assets.
At January 31, 2022, the Ashmore Emerging Markets Corporate Income ESG Fund had outstanding forward foreign currency exchange contracts as follows:
Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
02/16/2022	Barclays	United States Dollar	194,134	Euro	171,472	$1,437
Subtotal Appreciation						1,437
Total						$1,437

ASHMORE EMERGING MARKETS CORPORATE INCOME ESG FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2022 (Unaudited)
U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.
Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.
Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.
The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Corporate Income ESG Fund’s investments and other financial instruments, which are carried at fair value, as of January 31, 2022:
	Level 1	Level 2	Level 3	Total
Investments
Assets:
Debt Securities
Corporate Bonds	$—	$6,931,801	$—	$6,931,801
Corporate Convertible Bonds	—	526,249	—	526,249
Financial Certificates	—	969,273	—	969,273
Government Agencies	—	195,700	—	195,700
Total Debt Securities	—	8,623,023	—	8,623,023
Total Investments	$—	$8,623,023	$—	$8,623,023

Other Financial Instruments
Assets:
Forward Foreign Currency Exchange Contracts	$—	$1,437	$—	$1,437
Total Other Financial Instruments	$—	$1,437	$—	$1,437